UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	4/30/2021

Item 1 –	Reports to Stockholders

PGIM ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Absolute Return Bond Fund

June 15, 2021

PGIM Absolute Return Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	4.70	10.06	2.97	2.28
Class C	4.40	11.85	2.87	1.85
Class Z	4.81	13.98	3.91	2.86
Class R6	4.99	14.12	3.96	2.91
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	0.11	0.34	1.48	0.90
Bloomberg Barclays US Aggregate Bond Index
	–1.52	–0.27	3.19	3.39

*Not annualized

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Absolute Return Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	2.43	2.43
Class C	0.08	1.74	1.74
Class Z	0.13	2.77	2.73
Class R6	0.13	2.82	2.82

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	18.9
AA	7.9
A	5.9
BBB	16.2
BB	13.0
B	8.1
CCC	4.6
CC	0.4
C	0.1
Not Rated	7.8
Cash/Cash Equivalents	17.1
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Absolute Return Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Absolute Return Bond Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,047.00	0.99%	$5.02
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class C	Actual	$1,000.00	$1,044.00	1.76%	$8.92
	Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80
Class Z	Actual	$1,000.00	$1,048.10	0.73%	$3.71
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
Class R6	Actual	$1,000.00	$1,049.90	0.65%	$3.30
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 83.9%

ASSET-BACKED SECURITIES 28.8%

Automobiles 0.2%
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950%	11/14/28	1,700	$1,857,381

Collateralized Loan Obligations 18.9%
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.138(c)	01/20/32	15,000	15,112,164
Ares European CLO BV (Netherlands),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR 2,500	3,003,464
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.464(c)	07/15/29	2,500	2,501,842
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.540(c)	01/17/28	4,000	4,003,437
Carlyle Euro CLO Ltd. (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	03/15/32	EUR 1,750	2,096,028
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR 6,500	7,817,157
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	1.404(c)	07/15/30	4,000	4,000,205
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.894(c)	02/15/29	18,783	18,758,363
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.364(c)	01/15/31	8,000	8,001,881
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.504(c)	01/15/32	5,000	5,010,842
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.306(c)	04/21/31	7,411	7,411,400
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.986(c)	04/21/31	18,000	18,014,107
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 1.849% (Cap N/A, Floor 2.000%)	2.027(c)	04/15/29	3,750	3,753,892

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.940%(c)	04/17/31	4,000	$3,969,535
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.320(c)	01/17/31	5,000	4,996,900
Penta CLO DAC (Ireland),
Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.550(c)	04/20/35	EUR 10,000	12,042,914
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.351(c)	07/25/31	5,000	5,000,014
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.218(c)	04/20/31	1,484	1,482,949
Strata CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.774(c)	01/15/31	19,000	18,983,540
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.386(c)	01/25/31	4,500	4,500,673
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	1.064(c)	07/15/27	3,472	3,471,245
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.394(c)	10/15/30	2,739	2,738,697
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.340(c)	01/17/31	10,500	10,504,069
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.334(c)	01/22/31	3,000	3,003,628
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.374(c)	07/15/31	11,300	11,309,249
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.474(c)	04/15/30	4,642	4,643,720

				186,131,915

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 2.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	0.912%(c)	09/14/32	222	$222,030
Series 2017-01A, Class C, 144A	3.350	09/14/32	700	701,559
Oportun Funding X LLC,
Series 2018-C, Class A, 144A	4.100	10/08/24	3,200	3,245,845
Series 2018-C, Class B, 144A	4.590	10/08/24	1,300	1,312,032
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,014,948
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A	4.150	12/09/24	2,300	2,321,824
Series 2018-D, Class B, 144A	4.830	12/09/24	1,200	1,210,883
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25	4,860	4,979,643
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	02/25/23	1,650	1,648,111
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	08/25/25	3,400	3,383,653

				21,040,528

Home Equity Loans 1.5%
Accredited Mortgage Loan Trust,
Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	1.306(c)	10/25/34	1,494	1,494,781
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.786(c)	11/25/33	1,758	1,723,382
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.066(c)	11/25/33	3,546	3,404,644
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)	1.681(c)	12/25/34	762	764,525
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	0.766(c)	10/25/32	562	558,971
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	1.286(c)	06/25/43	88	87,666
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	1.201(c)	01/25/34	2,418	2,419,410

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Home Equity Asset Trust,
Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	0.946%(c)	01/25/35	1,050	$1,028,925
MASTR Asset-Backed Securities Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	2.581(c)	08/25/33	831	838,309
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.126(c)	10/25/33	1,489	1,487,413
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	09/25/33	375	375,564
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.126(c)	10/25/33	401	400,706

				14,584,296

Other 0.3%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.456(c)	04/25/23	3,200	3,180,426

Residential Mortgage-Backed Securities 2.5%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	0.746(c)	08/25/32	245	235,804
Series 2003-04, Class 1A5	5.069	05/25/33	461	473,770
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	0.736(c)	02/25/35	224	219,048
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	1	1,399
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	07/25/33	548	549,232
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856(c)	03/25/34	35	34,869
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	11/25/34	294	294,899
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32	100	100,342
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.126(c)	11/25/33	526	520,813

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156%(c)	09/25/33	1,319	$1,313,940
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.866(c)	08/25/34	646	647,406
Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.901(c)	03/25/35	2,069	2,040,764
GSAMP Trust,
Series 2003-HE02, Class A1A, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)	0.706(c)	08/25/33	440	429,410
Series 2004-AR01, Class A2B, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.306(c)	06/25/34	243	246,585
Series 2004-NC02, Class A1B, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	10/25/34	1,633	1,622,457
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	0.546(c)	06/25/34	745	726,308
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	05/25/34	203	200,833
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	11/25/34	632	628,940
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)	0.931(c)	05/25/35	1,261	1,253,132
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.106(c)	09/25/34	2,282	2,277,841
Series 2005-03, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.766(c)	04/25/35	13	13,119
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	3.000(c)	04/16/23	EUR 10,262	11,103,201

				24,934,112

Student Loans 3.2%
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	5,073	5,257,863
Series 2019-A, Class R, IO, 144A	0.000	10/25/48	3,915	505,041

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	0.000%(cc)	12/15/45	5,971	$6,178,420
Series 2019-D, Class 1PT, 144A	2.707(cc)	01/16/46	6,426	6,652,090
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45	7,422	7,603,979
SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.356(c)	11/29/24	5,621	5,578,678

				31,776,071

TOTAL ASSET-BACKED SECURITIES (cost $282,308,082)				283,504,729

BANK LOANS 1.7%

Airlines 0.0%
United Airlines, Inc.,
Term Loan	— (p)	04/21/28	250	252,857

Internet 0.3%
Speedster Bidco GmbH (Germany),
Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250(c)	03/31/28	EUR 2,400	2,890,810

Media 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.370(c)	08/24/26	380	269,800

Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	1,858	2,051,929

Retail 0.9%
EG America LLC (United Kingdom),
Term Loan	— (p)	04/20/26	621	614,912

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Retail (cont’d.)
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 1 Month EURIBOR + 7.750%	8.750%(c)	04/20/26	EUR 421	$499,637
Stonegate Pub Co. Ltd.,
First Lien Initial Term B Loan, 3 Month LIBOR + 8.500%	8.550(c)	03/06/28	5,900	7,621,471

				8,736,020

Telecommunications 0.3%
West Corp.,
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	2,701	2,634,740

TOTAL BANK LOANS (cost $15,685,826)				16,836,156

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.9%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	2,700	2,475,227
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	2,700	2,399,794
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.563(c)	03/15/37	11,875	11,517,704
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.765(c)	10/15/36	6,254	6,254,391
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.615(c)	12/15/36	3,992	3,989,512
Commercial Mortgage Trust,
Series 2012-CR01, Class XA, IO	2.039(cc)	05/15/45	9,414	104,424
Series 2015-LC19, Class XB, IO, 144A	0.339(cc)	02/10/48	123,049	1,146,263
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	15,500	15,093,406
FHLMC Multifamily Structured Pass-Through Certificates,
Series K018, Class X1, IO	1.367(cc)	01/25/22	12,091	52,720
Series K020, Class X1, IO	1.473(cc)	05/25/22	18,056	193,816
Series K021, Class X1, IO	1.530(cc)	06/25/22	3,825	38,658
Series K025, Class X1, IO	0.917(cc)	10/25/22	83,672	734,147
Series K055, Class X1, IO	1.494(cc)	03/25/26	22,555	1,304,438
Series KC02, Class X1, IO	0.504(cc)	03/25/24	141,563	1,376,742
GS Mortgage Securities Corp.,
Series 2013-GC10, Class XB, IO, 144A	0.634(cc)	02/10/46	103,126	933,228

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.594%(cc)	04/10/47		28,307	$352,215
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35		5,200	5,116,783
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.469(cc)	08/15/47		45,056	521,451
Series 2015-C27, Class XB, IO	0.546(cc)	02/15/48		52,766	787,401
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		7,950	8,244,915
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.650(cc)	04/15/46		34,956	349,370
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XB, IO, 144A	0.376(cc)	08/15/45		65,968	201,301
Series 2013-C08, Class XB, IO, 144A	0.497(cc)	12/15/48		68,276	496,790
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.589(c)	01/23/29		GBP 9,500	13,097,683
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class XB, IO, 144A	0.469(cc)	04/10/46		140,883	1,005,412

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $75,953,458)					77,787,791

CONVERTIBLE BOND 0.0%

Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
(cost $2,883)	7.000	05/17/21	(oo)	41	30,012

CORPORATE BONDS 31.4%

Advertising 0.1%
National CineMedia LLC,
Sr. Unsec’d. Notes	5.750	08/15/26		1,175	1,034,149

Airlines 0.5%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27		1,890	1,752,818

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates	5.983%	10/19/23		438	$450,267
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26		78	82,565
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates	6.821	02/10/24		485	509,974
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.300	02/15/27		1,661	1,728,390
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		645	669,206
Sr. Sec’d. Notes, 144A	4.625	04/15/29		170	176,565

					5,369,785

Auto Manufacturers 0.2%
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43		1,555	2,046,610

Auto Parts & Equipment 0.8%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26		1,900	1,947,656
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		2,200	2,260,951
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A	5.625	11/15/26		1,800	1,567,335
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes	4.750	01/23/25		1,800	1,859,076

					7,635,018

Banks 6.9%
Banco de Credito del Peru (Peru),
Sub. Notes, 144A	3.250(ff)	09/30/31		1,055	1,037,575
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	03/17/25	(oo)	4,220	4,759,279
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24	(oo)	6,850	7,374,471
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25	(oo)	5,545	5,697,986
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29		1,450	1,646,075
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR +
4.095%	4.289(c)	05/17/21	(oo)	4,685	4,686,934

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.976%(ff)	11/05/30		870	$907,033
Sr. Unsec’d. Notes	3.200	10/21/26		1,145	1,241,407
Sr. Unsec’d. Notes	3.887(ff)	01/10/28		980	1,091,135
Sr. Unsec’d. Notes	8.125	07/15/39		620	1,036,005
Sub. Notes	4.400	06/10/25		405	452,830
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25		1,200	1,300,979
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22		5,460	5,505,035
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes, 144A	6.750	05/02/24		1,505	1,471,520
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29		35	38,678
Sr. Unsec’d. Notes	3.850	01/26/27		3,940	4,360,647
Sr. Unsec’d. Notes	4.223(ff)	05/01/29		135	152,809
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A	4.375	02/04/30		2,170	2,176,788
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24	(oo)	1,500	1,574,651
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25	(oo)	15,325	15,791,280
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.656(c)	07/30/21	(oo)	64	64,274
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31		1,555	1,581,436
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47		1,260	1,516,325
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29		1,750	1,933,412
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26		605	674,661
People’s United Bank NA,
Sub. Notes	4.000	07/15/24		325	348,648

					68,421,873

Beverages 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.200	01/15/39		250	400,489

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.3%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.450%	11/19/29	1,180	$1,294,561
U.S. Concrete, Inc.,
Gtd. Notes	6.375	06/01/24	1,573	1,604,230

				2,898,791

Chemicals 2.3%
Ashland LLC,
Gtd. Notes	6.875	05/15/43	4,100	5,156,285
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28	1,630	1,696,168
Gtd. Notes, 144A	5.875	01/31/50	400	417,305
Diamond BC BV,
Gtd. Notes	5.625	08/15/25	EUR 6,085	7,480,796
LYB International Finance BV,
Gtd. Notes	5.250	07/15/43	175	217,667
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	1,350	1,639,717
Sr. Unsec’d. Notes	6.125	01/15/41	170	233,785
Sasol Financing International Ltd. (South Africa),
Gtd. Notes(a)	4.500	11/14/22	3,415	3,496,899
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	350	356,958
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	1,700	1,588,793
Sr. Sec’d. Notes, 144A	10.875	08/01/24	419	444,888

				22,729,261

Commercial Services 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34	110	151,689
Gtd. Notes, 144A(h)	7.000	10/15/37	1,725	2,534,496
United Rentals North America, Inc.,
Gtd. Notes	5.250	01/15/30	1,200	1,311,977

				3,998,162

Computers 0.3%
Everi Payments, Inc.,
Gtd. Notes, 144A	7.500	12/15/25	2,769	2,876,471

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.2%
Jefferies Group LLC,
Sr. Unsec’d. Notes	6.500%	01/20/43	175	$236,553
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,220,777

				1,457,330

Electric 1.3%
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A	4.375	05/31/30	1,065	1,103,806
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,479,674
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,275	2,239,642
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27	475	478,656
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42	50	57,126
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,250,644
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	200	209,004
Evergy Kansas Central, Inc.,
First Mortgage(h)	4.100	04/01/43	325	370,812
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes, 144A	5.750	12/01/40	1,875	1,949,582
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.950	11/10/21	500	506,364
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29	1,995	2,010,392

				12,655,702

Electronics 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22	80	84,378

Energy-Alternate Sources 0.2%
Greenko Dutch BV (India),
Gtd. Notes, 144A	3.850	03/29/26	1,830	1,858,098

Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28	2,000	2,081,507

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 0.7%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000%	06/15/26	740	$634,054
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A(a)	5.250	10/15/25	1,725	1,739,939
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%(a)	10.750	11/01/23	EUR 2,320	1,937,981
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR 1,216	1,553,405
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR 246	314,238
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26	450	486,206

				6,665,823

Foods 0.4%
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39	440	490,284
Gtd. Notes	4.875	10/01/49	2,980	3,419,547

				3,909,831

Forest Products & Paper 0.2%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes(h)	7.375	12/01/25	400	508,364
Suzano Austria GmbH (Brazil),
Gtd. Notes	6.000	01/15/29	1,000	1,171,670

				1,680,034

Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	2,900	3,219,533
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41	700	907,742
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes	4.600	12/15/44	125	144,069
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43	1,375	1,564,943

				5,836,287

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.4%
Medtronic Global Holdings SCA,
Gtd. Notes	1.625%	03/07/31	EUR 500	$660,468
Gtd. Notes	2.250	03/07/39	EUR 705	981,785
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN(a)	1.500	10/01/39	EUR 1,250	1,513,551
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR 825	1,024,207

				4,180,011

Healthcare-Services 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22	450	463,077
Sr. Unsec’d. Notes	4.500	05/15/42	530	616,910
Anthem, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	790,426
Sr. Unsec’d. Notes	4.650	01/15/43	120	144,125
Sr. Unsec’d. Notes	5.100	01/15/44	515	652,778
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	4.125	07/01/52	75	90,757
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	25	26,213

				2,784,286

Home Builders 0.7%
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	3,625	4,044,080
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	2,560	2,905,068

				6,949,148

Insurance 1.2%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	286,406
Sr. Unsec’d. Notes	6.100	10/01/41	280	389,917
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	469,453
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,872,702
Lincoln National Corp.,
Sr. Unsec’d. Notes	7.000	06/15/40	695	1,026,504
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43	3,125	3,685,151

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes	4.350%	05/15/43	975	$1,124,291
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(h)	4.900	09/15/44	1,950	2,431,647
Sub. Notes, 144A	6.850	12/16/39	54	78,813

				11,364,884

Iron/Steel 0.0%
Metinvest BV (Ukraine),
Sr. Unsec’d. Notes, 144A	7.650	10/01/27	320	342,685

Lodging 0.4%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27	1,510	1,595,729
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22	75	76,862
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	723,660
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125	08/08/25	1,000	1,116,307

				3,512,558

Machinery-Diversified 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes	4.875	10/01/21	50	50,885

Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,356,463
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	1,407	1,453,704
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	3,439,117
Sr. Sec’d. Notes	6.484	10/23/45	585	774,073
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	2,785	1,503,974

				8,527,331

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.2%
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530%	11/15/28	1,650	$2,000,594

Miscellaneous Manufacturing 1.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	5,325	5,404,429
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	5,675	5,662,380

				11,066,809

Oil & Gas 3.4%
Antero Resources Corp.,
Gtd. Notes	5.625	06/01/23	3,500	3,511,550
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,225	1,239,860
Gtd. Notes, 144A	9.000	11/01/27	974	1,266,208
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47	1,835	2,092,984
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24	500	514,990
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	2,125	2,294,748
ConocoPhillips,
Gtd. Notes, 144A(h)	4.875	10/01/47	275	343,307
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	2,700	2,795,479
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	450	464,835
Sr. Sec’d. Notes, 144A	5.375	03/30/28	720	744,036
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	730	762,662
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	700	727,845
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes(a)	5.250	04/28/27	978	1,006,177
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	6.750	06/30/30	2,020	2,261,625
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP 800	1,196,310
Gtd. Notes	6.625	01/16/34	GBP 725	1,130,627

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750%	02/26/29	EUR 295	$351,994
Gtd. Notes	6.350	02/12/48	2,238	1,908,835
Gtd. Notes	6.500	03/13/27	260	274,752
Gtd. Notes	6.840	01/23/30	405	415,490
Gtd. Notes, EMTN	4.875	02/21/28	EUR 250	303,932
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26	2,850	3,127,985
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	5,100	3,876,138
Gtd. Notes, 144A	8.000	02/01/27	1,500	1,053,493

				33,665,862

Oil & Gas Services 0.0%
Cameron International Corp.,
Gtd. Notes	5.950	06/01/41	100	123,260

Packaging & Containers 0.5%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR 3,000	3,688,848
WestRock RKT LLC,
Gtd. Notes	4.900	03/01/22	1,190	1,232,788

				4,921,636

Pharmaceuticals 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	2,500	2,794,867
Sr. Unsec’d. Notes	4.550	03/15/35	4,155	4,913,851
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	405,904
Gtd. Notes, 144A	6.250	02/15/29	1,200	1,269,320
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes(h)	4.125	06/15/39	615	719,989
Sr. Unsec’d. Notes(h)	5.000	08/15/45	1,146	1,484,264
Cigna Corp.,
Gtd. Notes(h)	4.375	10/15/28	3,990	4,568,349
CVS Health Corp.,
Sr. Unsec’d. Notes	5.050	03/25/48	690	849,167
Sr. Unsec’d. Notes	5.125	07/20/45	1,315	1,637,744

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	5.300%	12/05/43		485	$614,466
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46		520	606,713
Viatris, Inc.,
Gtd. Notes, 144A	4.000	06/22/50		2,190	2,179,538

					22,044,172

Pipelines 1.7%
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	3,360	3,417,594
Sr. Unsec’d. Notes	5.150	03/15/45		55	58,276
Sr. Unsec’d. Notes	5.300	04/15/47		125	133,624
Sr. Unsec’d. Notes	5.400	10/01/47		60	65,153
Sr. Unsec’d. Notes	6.250	04/15/49		75	89,716
Enterprise Products Operating LLC,
Gtd. Notes	4.950	10/15/54		2,700	3,199,767
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42		125	127,748
Sr. Unsec’d. Notes(h)	5.150	10/15/43		1,350	1,595,991
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47		145	170,414
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.375	08/15/22		150	155,367
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27		500	562,377
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47		1,060	1,165,297
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		775	771,358
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	1,993,092
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		1,750	1,736,284
Gtd. Notes, 144A	7.500	10/01/25		125	136,411
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48		910	936,690

					16,315,159

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.5%
Arabian Centres Sukuk Ltd. (Saudi Arabia),
Gtd. Notes, 144A	5.375%	11/26/24	995	$1,027,588
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25	3,575	3,688,548

				4,716,136

Retail 0.9%
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	1,000	1,047,240
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	6.250	10/30/25	EUR 250	306,198
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR 4,700	5,481,058
JSM Global Sarl (Brazil),
Gtd. Notes, 144A(a)	4.750	10/20/30	1,800	1,822,347
Macy’s Retail Holdings LLC,
Gtd. Notes	4.300	02/15/43	705	552,072

				9,208,915

Savings & Loans 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes	3.650	12/06/22	325	338,651

Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	1,542	1,469,266
Sr. Unsec’d. Notes, 144A	3.500	09/15/53	929	857,313
Sr. Unsec’d. Notes, 144A	3.650	09/15/59	318	293,663
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	801	783,099
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%	8.000	04/01/25	248	207,410
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	454	441,895
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	603	610,016
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,138	1,187,091
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	2,050	1,934,595

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500%	08/01/23	(d)	2,000	$1,226,638
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	495,359
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		825	947,552
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	547,705
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41		1,575	1,612,221

					12,613,823

Textiles 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes	3.850	02/01/23		104	109,076

Water 0.1%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A	5.750	10/10/24		795	827,081

TOTAL CORPORATE BONDS (cost $293,556,080)					309,302,561

MUNICIPAL BONDS 2.1%

California 0.7%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	867,729
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39		3,610	4,708,920
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	706,838
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	793,064

					7,076,551

Colorado 0.2%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50		1,190	1,831,374

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395%	01/01/40	360	$528,113
State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	865	982,354

				1,510,467

New Jersey 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	3,216,320
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	268,706

				3,485,026

Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	234,776

Puerto Rico 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	5,846	6,490,054

Texas 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds	4.427	02/01/42	120	146,657

TOTAL MUNICIPAL BONDS (cost $18,153,538)				20,774,905

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	0.296(c)	03/27/36	3,253	3,232,014
Banc of America Funding Trust,
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	0.321(c)	05/26/37	265	263,853
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	1.705(c)	09/26/45	898	909,111
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	04/25/28	802	802,133

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706%(c)	08/25/28	260	$260,229
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	10/25/28	1,795	1,800,151
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	2.960(c)	03/25/31	960	973,207
BVRT Financing Trust,
Series 2019-01, Class F, 144A^	2.261(cc)	09/15/21	8,976	8,944,382
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	2.646(cc)	02/25/37	59	60,294
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.156(c)	01/25/40	189	190,647
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.806(c)	11/25/28	1,893	1,901,533
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.410(c)	08/25/33	3,260	3,281,969
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	01/25/49	700	714,998
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.246(c)	01/26/37	1,082	1,073,649
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.246(c)	10/26/36	857	851,255
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	0.246(c)	10/26/36	1,400	1,355,617
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	10/25/28	550	551,799
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	2.964(cc)	07/25/35	51	50,761
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856(c)	01/25/48	2,517	2,524,361
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.656(c)	07/25/28	310	309,928

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.506%(c)	03/25/28	92	$92,262
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	2.806(c)	03/25/28	1,240	1,239,999
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)	3.256(c)	10/25/30	1,135	1,134,796
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.106(c)	10/25/30	1,315	1,324,323
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.706(c)	10/25/30	1,025	1,043,648
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.464(c)	07/30/75	EUR 1,965	2,344,731
Structured Asset Securities Corp.,
Series 2003-37A, Class 3A7	2.368(cc)	12/25/33	338	342,244

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,890,721)				37,573,894

SOVEREIGN BONDS 4.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125(cc)	07/09/30	1,155	412,018
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	685	675,537
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23	374	389,950
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28	2,303	2,494,789
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.875	01/30/60	1,570	1,564,546
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A	6.375	02/11/27	505	502,995
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR 5,485	9,345,105
Sr. Unsec’d. Notes	6.140	04/14/28	EUR 2,000	3,222,736
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR 410	481,475
Sr. Unsec’d. Notes	1.450	09/18/26	EUR 805	1,007,824
Sr. Unsec’d. Notes	3.375	07/30/25	EUR 2,655	3,573,246

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125%	06/15/25		EUR 500	$674,763
Sr. Unsec’d. Notes, 144A	5.125	06/15/25		EUR 1,650	2,226,717
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23	(d)	600	249,497
Sr. Unsec’d. Notes, 144A(a)	9.950	06/09/21	(d)	1,500	663,687
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39		EUR 1,759	2,477,307
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A	1.500	06/26/29		EUR 1,660	1,978,681
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		950	1,001,089
Sr. Unsec’d. Notes	7.750	09/01/21		350	353,504
Sr. Unsec’d. Notes	7.750	09/01/22		1,000	1,045,028
Sr. Unsec’d. Notes	8.994	02/01/24		350	384,807
Sr. Unsec’d. Notes, 144A	4.375	01/27/30		EUR 1,465	1,614,701
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		1,960	2,048,254
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		800	879,560
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		1,800	2,086,789

TOTAL SOVEREIGN BONDS (cost $36,497,021)					41,354,605

U.S. TREASURY OBLIGATIONS 2.4%
U.S. Treasury Bonds(h)(k)	1.375	11/15/40		15,930	13,883,991
U.S. Treasury Bonds(h)(k)	2.500	02/15/45		3,505	3,659,439
U.S. Treasury Bonds(k)	3.625	08/15/43		1,855	2,322,228
U.S. Treasury Notes(k)	2.250	11/15/24		1,705	1,811,030
U.S. Treasury Notes(k)	2.250	11/15/27		150	159,797
U.S. Treasury Strips Coupon(h)	3.042(s)	11/15/35		2,255	1,652,492

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,306,738)					23,488,977

				Shares

COMMON STOCKS 1.6%

Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock)*^				17,034	3,440,868

Oil, Gas & Consumable Fuels 1.2%
Chesapeake Energy Corp.*				252,027	11,484,870

See Notes to Financial Statements.

32

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp. Backstop Commitment*	1,449	$64,181
Frontera Energy Corp. (Colombia)*(a)	132,434	622,440

		12,171,491

TOTAL COMMON STOCKS (cost $11,802,062)		15,612,359

TOTAL LONG-TERM INVESTMENTS (cost $794,156,409)		826,265,989

SHORT-TERM INVESTMENTS 15.1%

AFFILIATED MUTUAL FUNDS 13.7%
PGIM Core Ultra Short Bond Fund(wa)	126,278,092	126,278,092
PGIM Institutional Money Market Fund
(cost $9,363,723; includes $9,362,511 of cash collateral for securities on loan)(b)(wa)	9,382,295	9,377,604

TOTAL AFFILIATED MUTUAL FUNDS (cost $135,641,815)		135,655,696

OPTIONS PURCHASED*~ 1.4%
(cost $37,942,223)		13,501,215

TOTAL SHORT-TERM INVESTMENTS (cost $173,584,038)		149,156,911

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.0% (cost $967,740,447)		975,422,900

OPTIONS WRITTEN*~ (1.3)%
(premiums received $38,124,263)		(12,939,984)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.7% (cost $929,616,184)		962,482,916
Other assets in excess of liabilities(z) 2.3%		22,947,344

NET ASSETS 100.0%		$985,430,260

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

COOIS—Colombia Overnight Interbank Reference Rate

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

See Notes to Financial Statements.

34

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,006,783 and 2.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,092,873; cash collateral of $9,362,511 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00	—	AUD	66,900	$8,701,489
Currency Option EUR vs USD	Call	Citibank, N.A.	05/07/21	1.35	—	EUR	19,688	—
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.21	—	EUR	6,563	126,633

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.31	—	EUR	26,250	$39,032
Currency Option USD vs BRL	Call	Citibank, N.A.	05/04/21	8.00	—		30,000	—
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/21	7.80	—		30,000	586
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	6.20	—		30,000	1,776,741
Currency Option USD vs CNH	Call	Deutsche Bank AG	07/13/21	7.60	—		20,000	402
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	6.90	—		10,000	159,853
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—		38,250	7,292
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—		38,250	805
Currency Option USD vs ILS	Call	JPMorgan Chase Bank, N.A.	07/26/21	3.80	—		10,000	1,400
Currency Option USD vs INR	Call	Deutsche Bank AG	05/04/21	92.00	—		20,600	—
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	07/02/21	84.00	—		20,600	2,671
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—		35,500	20,963
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/27/23	115.00	—		39,000	617,199
Currency Option USD vs KRW	Call	Deutsche Bank AG	05/06/21	1,350.00	—		15,750	—
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/02/21	1,350.00	—		15,750	362
Currency Option USD vs MXN	Call	Citibank, N.A.	05/07/21	28.00	—		21,000	—
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—		34,500	265,469
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—		69,000	150,189
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—		28,000	29,212
Currency Option USD vs RUB	Call	JPMorgan Chase Bank, N.A.	05/04/21	115.00	—		20,500	—
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/14/21	21.00	—		24,000	15

See Notes to Financial Statements.

36

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	16.20	—		24,000	$1,056,755
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/17/21	65.00	—	AUD	27,000	1
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	216,000	19
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	216,000	19
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	216,000	460
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	144,000	66,735
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	72,000	90,090
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.14	—	GBP	74,000	5
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22	—	GBP	37,000	64
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		39,000	2,337
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/14/21	94.00	—		16,000	—
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/27/22	103.00	—		16,000	177,582
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	24.30	—		60,000	68,714
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	25.80	—		20,000	84,519

Total OTC Traded (cost $37,889,573)								$13,447,613

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.40%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	27,710	$2,612
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.55%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	27,710	50,990

Total OTC Swaptions (cost $52,650)								$53,602

Total Options Purchased (cost $37,942,223)								$13,501,215

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00	—	AUD	66,900	$(8,701,489)
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.21	—	EUR	6,563	(126,633)
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.31	—	EUR	26,250	(39,032)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	7.50	—		60,000	(1,280,223)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	7.60	—		30,000	(123,973)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—		38,250	(7,292)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		38,250	(805)
Currency Option USD vs ILS	Call	BNP Paribas S.A.	08/27/21	3.40	—		10,000	(35,673)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—		35,500	(20,963)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	02/23/22	84.00	—		20,600	(123,706)
Currency Option USD vs JPY	Call	Bank of America, N.A.	10/27/23	115.00	—		39,000	(617,199)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	10/27/21	1,225.00	—		15,750	(48,096)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00	—		34,500	(265,469)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—		69,000	(150,189)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—		28,000	(29,212)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	18.80	—		48,000	(844,455)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	432,000	(37)
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00	—	AUD	108,000	(230)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	108,000	(230)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00	—	AUD	144,000	(66,735)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00	—	AUD	72,000	(90,090)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14	—	GBP	74,000	(5)

See Notes to Financial Statements.

38

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.22	—	GBP	37,000	$(64)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		39,000	(2,337)
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/27/22	97.50	—		32,000	(158,703)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	24.30	—		60,000	(68,714)
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	25.80	—		20,000	(84,519)

Total OTC Traded (premiums received $38,069,536)								$(12,886,073)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.36.V1, 06/20/26	Call	Bank of America, N.A.	07/21/21	0.50%	CDX.NA.IG.36.V1(Q)	1.00%(Q)	27,710	$(36,613)
CDX.NA.IG.36.V1, 06/20/26	Put	Bank of America, N.A.	07/21/21	0.75%	1.00%(Q)	CDX.NA.IG.36.V1(Q)	27,710	(17,298)

Total OTC Swaptions (premiums received $54,727)								$(53,911)

Total Options Written (premiums received $38,124,263)								$(12,939,984)

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
543	5 Year U.S. Treasury Notes	Jun. 2021	$67,298,063	$98,219
57	10 Year U.S. Ultra Treasury Notes	Jun. 2021	8,296,172	(182,934)

				(84,715)

Short Positions:
10	30 Day Federal Funds	Apr. 2022	3,995,600	6,584
58	30 Day Federal Funds	May 2022	23,173,320	40,504
48	30 Day Federal Funds	Jun. 2022	19,175,040	35,441
14	30 Day Federal Funds	Jul. 2022	5,592,160	11,177
3,551	2 Year U.S. Treasury Notes	Jun. 2021	783,910,990	631,983
284	5 Year Euro-Bobl	Jun. 2021	46,002,076	19,880
245	10 Year Euro-Bund	Jun. 2021	50,073,713	454,672

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Futures contracts outstanding at April 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
367	10 Year U.S. Treasury Notes	Jun. 2021	$48,455,469	$817,394
366	20 Year U.S. Treasury Bonds	Jun. 2021	57,553,500	(340,472)
21	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	3,904,031	(58,439)
242	Euro Schatz Index	Jun. 2021	32,609,060	4,110

				1,622,834

				$1,538,119

Forward foreign currency exchange contracts outstanding at April 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/28/21	HSBC Bank PLC	AUD	9,489	$6,279,171	$7,310,474	$1,031,303	$—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	6,597	4,538,898	5,082,315	543,417	—
Expiring 06/30/21	Bank of America, N.A.	AUD	223	170,000	171,732	1,732	—
Expiring 06/30/21	Citibank, N.A.	AUD	489	377,000	376,763	—	(237)
Expiring 07/20/21	Barclays Bank PLC	AUD	1,090	844,635	840,075	—	(4,560)
Expiring 07/20/21	Goldman Sachs International	AUD	770	600,000	593,090	—	(6,910)
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	AUD	785	606,836	604,938	—	(1,898)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	AUD	769	600,000	592,578	—	(7,422)
Expiring 07/30/21	HSBC Bank PLC	AUD	2,134	1,412,921	1,644,562	231,641	—
Expiring 01/28/22	Citibank, N.A.	AUD	1,415	929,273	1,091,146	161,873	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	AUD	5,569	4,204,659	4,294,418	89,759	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	3,180	2,208,097	2,453,733	245,636	—
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	1,429	254,000	263,022	9,022	—
Expiring 05/04/21	Citibank, N.A.	BRL	2,978	530,000	548,093	18,093	—
Expiring 05/04/21	Credit Suisse International	BRL	1,760	319,000	323,917	4,917	—
Expiring 05/04/21	Goldman Sachs International	BRL	8,048	1,414,000	1,481,137	67,137	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	12,474	2,315,913	2,295,565	—	(20,348)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	1,822	$319,000	$335,285	$16,285	$—
Expiring 05/28/21	Deutsche Bank AG	BRL	17,496	3,297,000	3,212,396	—	(84,604)
Expiring 06/30/21	Citibank, N.A.	BRL	2,753	498,383	504,123	5,740	—
Expiring 06/30/21	Citibank, N.A.	BRL	1,910	349,000	349,703	703	—
Expiring 06/30/21	Goldman Sachs International	BRL	2,214	390,000	405,345	15,345	—
Expiring 06/30/21	Goldman Sachs International	BRL	1,808	320,000	331,091	11,091	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	BRL	2,128	384,000	389,540	5,540	—
Expiring 07/02/21	Deutsche Bank AG	BRL	16,998	3,071,040	3,111,720	40,680	—
Expiring 09/30/21	Bank of America, N.A.	BRL	66,197	14,993,000	12,007,338	—	(2,985,662)
Expiring 09/30/21	Bank of America, N.A.	BRL	38,490	9,030,000	6,981,680	—	(2,048,320)
Expiring 09/30/21	Deutsche Bank AG	BRL	17,668	3,883,000	3,204,694	—	(678,306)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	4,795	901,592	869,775	—	(31,817)
Expiring 01/28/22	Citibank, N.A.	BRL	2,966	560,000	530,063	—	(29,937)
Expiring 01/28/22	Deutsche Bank AG	BRL	25,948	4,434,000	4,636,706	202,706	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	15,244	2,727,534	2,724,042	—	(3,492)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	19,492	3,580,779	3,483,095	—	(97,684)
British Pound,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	GBP	1,632	2,169,516	2,254,007	84,491	—
Expiring 07/19/21	HSBC Bank PLC	GBP	2,444	3,370,214	3,376,025	5,811	—
Expiring 01/28/22	Morgan Stanley & Co. International PLC	GBP	625	862,819	864,084	1,265	—
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	3,514	2,804,282	2,858,996	54,714	—
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	426,884	600,000	600,460	460	—
Expiring 10/29/21	Deutsche Bank AG	CLP	1,903,558	2,405,000	2,676,603	271,603	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	43,724	6,265,983	6,747,648	481,665	—
Expiring 05/18/21	Goldman Sachs International	CNH	3,489	534,000	538,362	4,362	—
Expiring 05/18/21	Goldman Sachs International	CNH	3,109	476,000	479,734	3,734	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/18/21	Goldman Sachs International	CNH	3,103	$475,000	$478,792	$3,792	$—
Expiring 05/18/21	HSBC Bank PLC	CNH	9,426	1,458,000	1,454,320	—	(3,680)
Expiring 05/18/21	HSBC Bank PLC	CNH	5,128	787,000	791,170	4,170	—
Expiring 05/18/21	HSBC Bank PLC	CNH	3,130	479,000	482,868	3,868	—
Expiring 05/18/21	HSBC Bank PLC	CNH	3,083	472,000	475,673	3,673	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	18,068	2,776,010	2,787,549	11,539	—
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	1,654	256,000	255,213	—	(787)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	8,287	1,274,000	1,278,470	4,470	—
Expiring 05/18/21	UBS AG	CNH	2,510	386,000	387,205	1,205	—
Expiring 06/30/21	BNP Paribas S.A.	CNH	2,582	396,000	397,183	1,183	—
Expiring 06/30/21	Goldman Sachs International	CNH	2,412	366,000	370,936	4,936	—
Expiring 06/30/21	Goldman Sachs International	CNH	2,219	340,000	341,260	1,260	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	1,755	248,000	269,927	21,927	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	CNH	3,448	523,255	530,346	7,091	—
Expiring 07/30/21	Deutsche Bank AG	CNH	4,095	602,000	628,383	26,383	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	CNH	4,612	698,515	707,730	9,215	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	CNH	3,291	497,363	498,569	1,206	—
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	6,576,386	1,806,000	1,748,046	—	(57,954)
Expiring 06/16/21	BNP Paribas S.A.	COP	2,222,444	606,000	590,740	—	(15,260)
Expiring 06/16/21	Goldman Sachs International	COP	4,379,858	1,208,000	1,164,194	—	(43,806)
Expiring 06/16/21	Goldman Sachs International	COP	4,337,739	1,180,000	1,152,999	—	(27,001)
Expiring 06/16/21	Goldman Sachs International	COP	1,746,580	467,000	464,252	—	(2,748)
Expiring 06/16/21	Goldman Sachs International	COP	1,739,881	487,000	462,471	—	(24,529)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	COP	2,204,596	605,000	585,996	—	(19,004)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	1,200,563	330,000	319,117	—	(10,883)

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	CZK	41,593	$1,917,071	$1,933,745	$16,674	$—
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	39,962	1,827,614	1,857,912	30,298	—
Euro,
Expiring 07/19/21	Bank of America, N.A.	EUR	1,689	2,049,937	2,033,665	—	(16,272)
Expiring 07/19/21	Citibank, N.A.	EUR	1,012	1,211,000	1,218,591	7,591	—
Expiring 07/19/21	Citibank, N.A.	EUR	249	301,567	299,859	—	(1,708)
Expiring 07/19/21	Citibank, N.A.	EUR	249	301,563	299,859	—	(1,704)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	EUR	494	600,000	594,472	—	(5,528)
Expiring 07/19/21	The Toronto-Dominion Bank	EUR	504	604,000	606,523	2,523	—
Expiring 08/31/21	HSBC Bank PLC	EUR	3,462	4,141,923	4,173,345	31,422	—
Expiring 08/31/21	Morgan Stanley & Co. International PLC	EUR	863	1,027,639	1,040,189	12,550	—
Expiring 11/22/21	Bank of America, N.A.	EUR	952	1,122,313	1,149,606	27,293	—
Expiring 11/22/21	Deutsche Bank AG	EUR	417	496,797	503,556	6,759	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	83,250	277,000	277,691	691	—
Expiring 07/19/21	Barclays Bank PLC	HUF	78,370	263,000	261,415	—	(1,585)
Indian Rupee,
Expiring 06/16/21	HSBC Bank PLC	INR	48,466	642,000	648,692	6,692	—
Expiring 06/16/21	HSBC Bank PLC	INR	47,574	630,000	636,748	6,748	—
Expiring 06/16/21	HSBC Bank PLC	INR	45,938	606,000	614,855	8,855	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	470,296	6,337,365	6,294,674	—	(42,691)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	458,327	6,164,926	6,134,470	—	(30,456)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	129,336	1,755,976	1,731,094	—	(24,882)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	48,895	644,000	654,431	10,431	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	29,667	393,000	397,083	4,083	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	341,744	4,627,066	4,574,078	—	(52,988)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	47,702	630,000	638,462	8,462	—
Expiring 06/30/21	Citibank, N.A.	INR	23,853	316,000	318,545	2,545	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	INR	40,581	539,000	541,937	2,937	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/30/21	Morgan Stanley & Co. International PLC	INR	31,603	$416,561	$422,035	$5,474	$—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	INR	31,365	417,000	418,854	1,854	—
Expiring 09/30/21	Goldman Sachs International	INR	242,481	3,183,000	3,197,823	14,823	—
Expiring 09/30/21	HSBC Bank PLC	INR	181,781	2,268,006	2,397,312	129,306	—
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	5,728,688	392,000	393,670	1,670	—
Expiring 06/16/21	Goldman Sachs International	IDR	3,891,360	264,000	267,411	3,411	—
Expiring 06/16/21	HSBC Bank PLC	IDR	5,564,544	384,000	382,390	—	(1,610)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	65,739,291	4,502,383	4,517,544	15,161	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	8,821,191	603,000	606,184	3,184	—
Expiring 06/16/21	UBS AG	IDR	5,626,000	388,000	386,614	—	(1,386)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	1,266	386,000	389,931	3,931	—
Expiring 06/16/21	Barclays Bank PLC	ILS	9,006	2,717,754	2,773,860	56,106	—
Expiring 06/16/21	Citibank, N.A.	ILS	9,006	2,725,985	2,773,860	47,875	—
Expiring 06/16/21	Citibank, N.A.	ILS	1,989	606,000	612,570	6,570	—
Expiring 06/16/21	Citibank, N.A.	ILS	1,967	604,000	605,935	1,935	—
Expiring 06/16/21	Citibank, N.A.	ILS	1,320	402,000	406,427	4,427	—
Expiring 06/30/21	Bank of America, N.A.	ILS	27,438	7,937,000	8,453,060	516,060	—
Expiring 06/30/21	BNP Paribas S.A.	ILS	1,003	306,000	308,934	2,934	—
Expiring 06/30/21	Citibank, N.A.	ILS	1,310	405,000	403,625	—	(1,375)
Expiring 06/30/21	Citibank, N.A.	ILS	1,075	330,000	331,311	1,311	—
Expiring 06/30/21	Goldman Sachs International	ILS	301	91,000	92,664	1,664	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	ILS	1,050	319,000	323,427	4,427	—
Japanese Yen,
Expiring 05/28/21	Citibank, N.A.	JPY	645,078	6,035,197	5,903,651	—	(131,546)
Expiring 05/28/21	Citibank, N.A.	JPY	611,997	5,924,174	5,600,897	—	(323,277)
Expiring 05/28/21	Citibank, N.A.	JPY	271,341	2,586,541	2,483,270	—	(103,271)
Expiring 05/28/21	Deutsche Bank AG	JPY	173,618	1,594,000	1,588,929	—	(5,071)
Expiring 07/19/21	BNP Paribas S.A.	JPY	120,962	1,111,434	1,107,573	—	(3,861)
Expiring 01/28/22	Citibank, N.A.	JPY	538,981	5,262,454	4,948,107	—	(314,347)
Expiring 01/28/22	Deutsche Bank AG	JPY	406,777	3,862,000	3,734,411	—	(127,589)
Expiring 01/28/22	Deutsche Bank AG	JPY	153,253	1,470,000	1,406,935	—	(63,065)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/28/22	Deutsche Bank AG	JPY	102,273	$944,000	$938,916	$—	$(5,084)
Expiring 05/31/22	Citibank, N.A.	JPY	92,578	849,426	851,549	2,123	—
Expiring 05/31/22	Deutsche Bank AG	JPY	662,163	6,130,000	6,090,687	—	(39,313)
Expiring 10/31/23	Barclays Bank PLC	JPY	487,838	5,118,000	4,546,018	—	(571,982)
Expiring 10/31/23	Deutsche Bank AG	JPY	498,249	5,219,999	4,643,039	—	(576,960)
Expiring 10/31/23	Goldman Sachs International	JPY	874,045	8,971,000	8,144,971	—	(826,029)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	855,296	8,262,958	7,970,259	—	(292,699)
Mexican Peso,
Expiring 06/16/21	Goldman Sachs International	MXN	12,053	600,000	591,860	—	(8,140)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	12,898	619,000	633,359	14,359	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	10,519	490,000	516,550	26,550	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	9,880	474,000	485,132	11,132	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	9,754	467,000	478,972	11,972	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	62,922	3,011,119	3,089,712	78,593	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	MXN	62,922	3,003,918	3,089,712	85,794	—
Expiring 06/30/21	Goldman Sachs International	MXN	45,400	2,182,295	2,225,623	43,328	—
Expiring 06/30/21	Goldman Sachs International	MXN	8,041	393,000	394,206	1,206	—
Expiring 06/30/21	Goldman Sachs International	MXN	1,296	64,000	63,519	—	(481)
Expiring 02/25/22	Bank of America, N.A.	MXN	47,307	2,005,107	2,253,918	248,811	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	72,679	3,006,698	3,262,590	255,892	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	231,058	9,739,000	10,372,220	633,220	—
New Taiwanese Dollar,
Expiring 06/16/21	Goldman Sachs International	TWD	164,736	5,995,427	5,923,438	—	(71,989)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	10,723	384,000	385,561	1,561	—
Expiring 06/30/21	Citibank, N.A.	TWD	99,075	3,647,274	3,567,940	—	(79,334)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	110,463	$3,861,000	$3,978,076	$117,076	$—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	TWD	21,908	778,108	788,952	10,844	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	164,717	6,058,000	5,994,200	—	(63,800)
Expiring 12/23/21	Deutsche Bank AG	TWD	18,134	651,000	665,841	14,841	—
New Zealand Dollar,
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	NZD	829	600,000	592,954	—	(7,046)
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	603	429,248	431,685	2,437	—
Peruvian Nuevo Sol,
Expiring 06/16/21	BNP Paribas S.A.	PEN	2,605	723,000	688,633	—	(34,367)
Expiring 06/16/21	Citibank, N.A.	PEN	1,034	271,000	273,418	2,418	—
Expiring 06/16/21	Goldman Sachs International	PEN	1,740	470,000	459,904	—	(10,096)
Expiring 06/16/21	Goldman Sachs International	PEN	1,422	396,000	375,821	—	(20,179)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PEN	1,553	420,000	410,545	—	(9,455)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	2,796	757,000	739,148	—	(17,852)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	1,809	490,000	478,183	—	(11,817)
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	53,999	1,102,000	1,110,849	8,849	—
Expiring 06/16/21	Citibank, N.A.	PHP	22,491	459,000	462,676	3,676	—
Expiring 06/16/21	Citibank, N.A.	PHP	19,810	404,000	407,528	3,528	—
Expiring 06/16/21	Citibank, N.A.	PHP	18,902	386,000	388,853	2,853	—
Expiring 06/16/21	Goldman Sachs International	PHP	19,572	400,000	402,628	2,628	—
Expiring 06/16/21	Goldman Sachs International	PHP	18,138	371,000	373,132	2,132	—
Expiring 06/16/21	HSBC Bank PLC	PHP	46,974	959,000	966,326	7,326	—
Expiring 06/16/21	HSBC Bank PLC	PHP	44,952	918,000	924,739	6,739	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	46,818	951,000	963,122	12,122	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	38,850	790,000	799,204	9,204	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	24,566	506,999	505,355	—	(1,644)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	23,697	$485,000	$487,488	$2,488	$—
Expiring 06/16/21	Standard Chartered	PHP	22,825	466,000	469,541	3,541	—
Polish Zloty,
Expiring 07/19/21	Barclays Bank PLC	PLN	1,039	274,000	274,226	226	—
Expiring 07/19/21	Barclays Bank PLC	PLN	995	264,000	262,619	—	(1,381)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	PLN	978	259,000	258,066	—	(934)
Expiring 07/19/21	UBS AG	PLN	985	260,000	259,885	—	(115)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	182,075	2,444,305	2,406,289	—	(38,016)
Expiring 06/16/21	Barclays Bank PLC	RUB	55,092	751,000	728,087	—	(22,913)
Expiring 06/16/21	Barclays Bank PLC	RUB	34,503	445,000	455,984	10,984	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	182,075	2,440,684	2,406,288	—	(34,396)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	114,995	1,538,288	1,519,761	—	(18,527)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	47,251	634,000	624,466	—	(9,534)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	30,386	391,000	401,573	10,573	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	19,756	257,000	261,095	4,095	—
Expiring 06/30/21	Goldman Sachs International	RUB	610,097	7,653,000	8,046,121	393,121	—
Expiring 06/30/21	Goldman Sachs International	RUB	29,253	383,000	385,801	2,801	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	RUB	34,439	459,278	454,193	—	(5,085)
Expiring 11/22/21	Deutsche Bank AG	RUB	153,565	1,982,000	1,981,564	—	(436)
Expiring 11/22/21	Morgan Stanley & Co. International PLC	RUB	176,513	2,206,000	2,277,675	71,675	—
Singapore Dollar,
Expiring 06/16/21	BNP Paribas S.A.	SGD	843	627,000	633,309	6,309	—
Expiring 06/16/21	Credit Suisse International	SGD	633	472,000	475,351	3,351	—
Expiring 06/16/21	HSBC Bank PLC	SGD	645	480,000	484,797	4,797	—
Expiring 06/16/21	UBS AG	SGD	634	471,000	476,670	5,670	—
South African Rand,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	6,738	450,682	462,793	12,111	—
Expiring 06/17/21	BNP Paribas S.A.	ZAR	4,465	302,000	305,782	3,782	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/17/21	Goldman Sachs International	ZAR	20,394	$1,335,000	$1,396,758	$61,758	$—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	6,906	458,000	472,962	14,962	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	5,746	393,000	393,509	509	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	3,748	256,000	256,678	678	—
Expiring 06/30/21	BNP Paribas S.A.	ZAR	5,831	389,801	398,591	8,790	—
Expiring 06/30/21	Citibank, N.A.	ZAR	4,367	295,000	298,506	3,506	—
Expiring 06/30/21	Goldman Sachs International	ZAR	3,886	264,000	265,651	1,651	—
Expiring 06/30/21	Goldman Sachs International	ZAR	3,789	263,000	259,007	—	(3,993)
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	ZAR	259,809	15,802,000	17,559,411	1,757,411	—
Expiring 12/23/21	Goldman Sachs International	ZAR	73,237	3,878,000	4,898,937	1,020,937	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	10,977	706,260	719,733	13,473	—
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	416,529	373,000	372,589	—	(411)
Expiring 06/16/21	Citibank, N.A.	KRW	899,623	796,000	804,721	8,721	—
Expiring 06/16/21	Citibank, N.A.	KRW	664,319	600,000	594,238	—	(5,762)
Expiring 06/16/21	Citibank, N.A.	KRW	435,719	389,000	389,755	755	—
Expiring 06/16/21	Credit Suisse International	KRW	543,162	479,000	485,864	6,864	—
Expiring 06/16/21	Credit Suisse International	KRW	462,706	407,000	413,895	6,895	—
Expiring 06/16/21	HSBC Bank PLC	KRW	1,351,355	1,211,000	1,208,800	—	(2,200)
Expiring 06/16/21	HSBC Bank PLC	KRW	553,259	489,000	494,896	5,896	—
Expiring 06/16/21	HSBC Bank PLC	KRW	537,452	476,000	480,755	4,755	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	538,204	476,000	481,428	5,428	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	672,880	604,000	601,898	—	(2,102)
Expiring 06/16/21	Standard Chartered	KRW	726,654	643,000	649,999	6,999	—
Expiring 06/16/21	Standard Chartered	KRW	702,967	624,000	628,811	4,811	—
Expiring 06/30/21	Barclays Bank PLC	KRW	411,130	368,000	367,765	—	(235)
Expiring 06/30/21	Citibank, N.A.	KRW	2,613,637	2,390,813	2,337,957	—	(52,856)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	3,455,065	3,012,000	3,090,633	78,633	—

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	1,347,514	$1,144,901	$1,205,382	$60,481	$—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	565,427	503,000	505,787	2,787	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	392,610	352,000	351,199	—	(801)
Expiring 07/30/21	HSBC Bank PLC	KRW	7,848,810	6,660,000	7,021,525	361,525	—
Expiring 10/29/21	Citibank, N.A.	KRW	2,376,006	2,173,283	2,125,802	—	(47,481)
Swedish Krona,
Expiring 07/19/21	Barclays Bank PLC	SEK	2,908	343,049	343,712	663	—
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	24,671	788,000	792,088	4,088	—
Expiring 06/16/21	Citibank, N.A.	THB	16,398	520,000	526,471	6,471	—
Expiring 06/16/21	Citibank, N.A.	THB	12,406	397,000	398,301	1,301	—
Expiring 06/16/21	Goldman Sachs International	THB	54,623	1,768,570	1,753,747	—	(14,823)
Expiring 06/16/21	Goldman Sachs International	THB	18,755	600,000	602,169	2,169	—
Expiring 06/16/21	HSBC Bank PLC	THB	74,319	2,440,693	2,386,122	—	(54,571)
Expiring 06/16/21	HSBC Bank PLC	THB	35,101	1,118,000	1,126,970	8,970	—
Expiring 06/16/21	HSBC Bank PLC	THB	24,569	781,000	788,821	7,821	—
Expiring 06/16/21	HSBC Bank PLC	THB	12,257	389,000	393,519	4,519	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	24,272	775,000	779,282	4,282	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	12,483	395,000	400,791	5,791	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	18,835	603,000	604,715	1,715	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	THB	16,294	521,000	523,151	2,151	—
Turkish Lira,
Expiring 05/28/21	BNP Paribas S.A.	TRY	6,981	897,000	831,611	—	(65,389)
Expiring 05/28/21	Goldman Sachs International	TRY	2,447	353,510	291,460	—	(62,050)
Expiring 06/16/21	Barclays Bank PLC	TRY	14,149	1,814,794	1,668,084	—	(146,710)
Expiring 06/16/21	Barclays Bank PLC	TRY	11,956	1,571,122	1,409,474	—	(161,648)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	15,628	2,052,297	1,842,448	—	(209,849)

				$398,936,840	$398,235,518	10,370,224	(11,071,546)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/28/21	Barclays Bank PLC	AUD	14,233	$9,253,474	$10,965,919	$—	$(1,712,445)
Expiring 05/28/21	Citibank, N.A.	AUD	7,064	4,440,631	5,442,176	—	(1,001,545)
Expiring 05/28/21	Citibank, N.A.	AUD	1,540	1,012,706	1,186,764	—	(174,058)
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	1,263	953,616	974,029	—	(20,413)
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	1,896	323,000	348,952	—	(25,952)
Expiring 05/04/21	Citibank, N.A.	BRL	1,883	328,000	346,477	—	(18,477)
Expiring 05/04/21	Deutsche Bank AG	BRL	16,998	3,085,002	3,128,153	—	(43,151)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	4,202	755,000	773,288	—	(18,288)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	3,533	629,000	650,149	—	(21,149)
Expiring 05/28/21	BNP Paribas S.A.	BRL	5,489	1,110,000	1,007,839	102,161	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	BRL	12,007	2,178,064	2,204,556	—	(26,492)
Expiring 06/30/21	HSBC Bank PLC	BRL	1,893	324,000	346,531	—	(22,531)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	BRL	1,904	331,000	348,654	—	(17,654)
Expiring 07/02/21	Credit Suisse International	BRL	2,137	396,000	391,187	4,813	—
Expiring 09/30/21	Bank of America, N.A.	BRL	47,736	11,027,000	8,658,702	2,368,298	—
Expiring 09/30/21	Deutsche Bank AG	BRL	79,414	17,683,000	14,404,786	3,278,214	—
Expiring 01/28/22	Citibank, N.A.	BRL	24,184	4,311,000	4,321,450	—	(10,450)
Expiring 01/28/22	Citibank, N.A.	BRL	2,181	414,751	389,696	25,055	—
Expiring 01/28/22	Deutsche Bank AG	BRL	37,286	8,109,155	6,662,759	1,446,396	—
British Pound,
Expiring 05/28/21	Bank of America, N.A.	GBP	670	844,589	925,358	—	(80,769)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	GBP	962	1,256,266	1,328,648	—	(72,382)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	25,690	35,335,503	35,486,898	—	(151,395)
Expiring 08/31/21	Morgan Stanley & Co. International PLC	GBP	832	1,147,705	1,149,466	—	(1,761)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	625	817,100	864,084	—	(46,984)
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	420,843	604,000	591,962	12,038	—
Expiring 06/16/21	HSBC Bank PLC	CLP	458,670	626,000	645,170	—	(19,170)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	1,498,137	2,025,878	2,107,295	—	(81,417)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	461,160	$630,000	$648,673	$—	$(18,673)
Expiring 10/29/21	Bank of America, N.A.	CLP	1,989,417	2,524,000	2,797,331	—	(273,331)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	43,724	6,276,147	6,747,649	—	(471,502)
Expiring 05/18/21	Citibank, N.A.	CNH	6,181	936,000	953,566	—	(17,566)
Expiring 05/18/21	Goldman Sachs International	CNH	5,117	791,074	789,493	1,581	—
Expiring 05/18/21	Goldman Sachs International	CNH	3,384	520,000	522,153	—	(2,153)
Expiring 05/18/21	Goldman Sachs International	CNH	2,930	447,000	452,048	—	(5,048)
Expiring 05/18/21	HSBC Bank PLC	CNH	6,360	963,000	981,244	—	(18,244)
Expiring 05/18/21	HSBC Bank PLC	CNH	4,344	661,000	670,193	—	(9,193)
Expiring 05/18/21	HSBC Bank PLC	CNH	4,004	611,000	617,801	—	(6,801)
Expiring 05/18/21	HSBC Bank PLC	CNH	3,778	578,000	582,810	—	(4,810)
Expiring 05/18/21	JPMorgan Chase Bank, N.A.	CNH	16,723	2,540,000	2,580,079	—	(40,079)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	3,189	485,000	492,014	—	(7,014)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	3,109	475,000	479,598	—	(4,598)
Expiring 05/18/21	UBS AG	CNH	3,024	467,872	466,491	1,381	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	7,134	1,091,000	1,097,411	—	(6,411)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	2,683	372,000	412,672	—	(40,672)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	CNH	8,706	1,228,000	1,336,113	—	(108,113)
Expiring 01/28/22	Deutsche Bank AG	CNH	3,291	478,000	498,568	—	(20,568)
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	8,896,777	2,413,517	2,364,821	48,696	—
Expiring 06/16/21	BNP Paribas S.A.	COP	6,575,879	1,800,969	1,747,911	53,058	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	1,438,025	395,000	382,236	12,764	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	990,189	274,000	263,199	10,801	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	COP	967,867	265,000	257,265	7,735	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/21	Morgan Stanley & Co. International PLC	CZK	5,452	$253,000	$253,455	$—	$(455)
Euro,
Expiring 06/30/21	BNP Paribas S.A.	EUR	288	338,720	346,948	—	(8,228)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	EUR	206	244,898	247,917	—	(3,019)
Expiring 07/19/21	BNP Paribas S.A.	EUR	29,000	34,777,467	34,923,284	—	(145,817)
Expiring 07/19/21	HSBC Bank PLC	EUR	43,583	52,234,192	52,485,459	—	(251,267)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	1,401	1,681,715	1,687,202	—	(5,487)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	EUR	335	405,077	403,425	1,652	—
Expiring 11/22/21	Morgan Stanley & Co. International PLC	EUR	860	1,025,453	1,038,053	—	(12,600)
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	443,856	1,466,540	1,480,546	—	(14,006)
Indian Rupee,
Expiring 06/16/21	BNP Paribas S.A.	INR	59,412	788,000	795,200	—	(7,200)
Expiring 06/16/21	BNP Paribas S.A.	INR	33,200	441,000	444,369	—	(3,369)
Expiring 06/16/21	Citibank, N.A.	INR	82,894	1,127,000	1,109,498	17,502	—
Expiring 06/16/21	Citibank, N.A.	INR	44,885	609,000	600,767	8,233	—
Expiring 06/16/21	Credit Suisse
	International	INR	56,626	770,000	757,908	12,092	—
Expiring 06/16/21	HSBC Bank PLC	INR	56,890	769,000	761,445	7,555	—
Expiring 06/16/21	HSBC Bank PLC	INR	48,003	652,000	642,496	9,504	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	52,752	711,000	706,063	4,937	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	47,441	632,000	634,975	—	(2,975)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	37,676	512,000	504,268	7,732	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	30,447	402,000	407,524	—	(5,524)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	24,166	318,000	323,455	—	(5,455)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	97,881	1,329,000	1,310,086	18,914	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	60,583	810,000	810,875	—	(875)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	53,741	720,000	719,295	705	—

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	INR	41,143	$540,000	$549,432	$—	$(9,432)
Expiring 09/30/21	Bank of America, N.A.	INR	424,262	5,480,000	5,595,135	—	(115,135)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	179,467	2,319,000	2,323,593	—	(4,593)
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	164,184	2,095,000	2,125,718	—	(30,718)
Indonesian Rupiah,
Expiring 06/16/21	Goldman Sachs International	IDR	4,786,950	329,000	328,955	45	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	5,684,782	388,000	390,653	—	(2,653)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	4,612,494	316,000	316,966	—	(966)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	IDR	4,556,292	312,000	313,104	—	(1,104)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	IDR	4,337,091	297,000	298,041	—	(1,041)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	1,561	470,000	480,872	—	(10,872)
Expiring 06/16/21	Citibank, N.A.	ILS	1,641	494,000	505,473	—	(11,473)
Expiring 06/16/21	Citibank, N.A.	ILS	1,625	487,000	500,550	—	(13,550)
Expiring 06/30/21	Bank of America, N.A.	ILS	1,141	343,000	351,446	—	(8,446)
Expiring 06/30/21	Barclays Bank PLC	ILS	7,933	2,357,060	2,443,879	—	(86,819)
Expiring 06/30/21	Citibank, N.A.	ILS	19,506	5,794,000	6,009,181	—	(215,181)
Expiring 08/31/21	BNP Paribas S.A.	ILS	8,160	2,500,000	2,516,604	—	(16,604)
Japanese Yen,
Expiring 05/28/21	Deutsche Bank AG	JPY	444,960	4,249,000	4,072,198	176,802	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	941,743	8,721,029	8,618,677	102,352	—
Expiring 06/30/21	Citibank, N.A.	JPY	40,372	370,000	369,599	401	—
Expiring 06/30/21	Citibank, N.A.	JPY	17,501	162,000	160,216	1,784	—
Expiring 06/30/21	Goldman Sachs International	JPY	22,740	208,000	208,181	—	(181)
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	130,543	1,209,000	1,195,302	13,698	—
Expiring 07/19/21	JPMorgan Chase Bank, N.A.	JPY	65,728	604,609	601,834	2,775	—
Expiring 07/20/21	JPMorgan Chase Bank, N.A.	JPY	65,275	600,000	597,685	2,315	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	179,224	1,664,236	1,641,211	23,025	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/28/22	Citibank, N.A.	JPY	634,903	$5,972,189	$5,828,726	$143,463	$—
Expiring 01/28/22	Citibank, N.A.	JPY	601,760	5,760,948	5,524,452	236,496	—
Expiring 01/28/22	Citibank, N.A.	JPY	410,350	3,967,301	3,767,214	200,087	—
Expiring 01/28/22	Citibank, N.A.	JPY	93,027	852,053	854,035	—	(1,982)
Expiring 05/31/22	Citibank, N.A.	JPY	293,864	2,846,550	2,703,008	143,542	—
Expiring 05/31/22	Deutsche Bank AG	JPY	349,393	3,323,000	3,213,773	109,227	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,325,555	12,988,000	12,352,470	635,530	—
Expiring 10/31/23	Bank of America, N.A.	JPY	1,168,753	11,585,000	10,891,272	693,728	—
Expiring 10/31/23	Citibank, N.A.	JPY	399,802	4,148,827	3,725,638	423,189	—
Expiring 10/31/23	Citibank, N.A.	JPY	46,713	447,401	435,306	12,095	—
Mexican Peso,
Expiring 06/16/21	BNP Paribas S.A.	MXN	14,087	674,000	691,739	—	(17,739)
Expiring 06/16/21	BNP Paribas S.A.	MXN	13,144	647,000	645,405	1,595	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	10,061	497,000	494,045	2,955	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	7,809	385,000	383,441	1,559	—
Expiring 06/16/21	BNP Paribas S.A.	MXN	6,940	337,000	340,774	—	(3,774)
Expiring 06/16/21	BNP Paribas S.A.	MXN	6,113	291,000	300,169	—	(9,169)
Expiring 06/16/21	Citibank, N.A.	MXN	10,248	493,000	503,200	—	(10,200)
Expiring 06/16/21	Goldman Sachs International	MXN	5,749	274,000	282,302	—	(8,302)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	8,083	404,000	396,889	7,111	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	MXN	26,685	1,307,000	1,308,173	—	(1,173)
Expiring 02/25/22	Barclays Bank PLC	MXN	45,503	1,924,000	2,167,945	—	(243,945)
Expiring 02/25/22	Deutsche Bank AG	MXN	16,101	750,000	767,105	—	(17,105)
Expiring 02/25/22	Goldman Sachs International	MXN	14,604	589,000	695,782	—	(106,782)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	303,737	13,188,761	13,634,810	—	(446,049)
New Taiwanese Dollar,
Expiring 06/16/21	Citibank, N.A.	TWD	21,355	762,000	767,865	—	(5,865)
Expiring 06/16/21	Credit Suisse International	TWD	18,280	651,000	657,310	—	(6,310)
Expiring 06/16/21	Credit Suisse International	TWD	17,558	622,000	631,328	—	(9,328)
Expiring 06/16/21	Credit Suisse International	TWD	15,044	538,000	540,922	—	(2,922)
Expiring 06/16/21	HSBC Bank PLC	TWD	17,923	634,000	644,442	—	(10,442)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	10,493	370,000	377,285	—	(7,285)

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	TWD	11,039	$390,000	$396,928	$—	$(6,928)
Expiring 06/16/21	UBS AG	TWD	13,538	482,000	486,774	—	(4,774)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	209,538	7,639,000	7,546,016	92,984	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	164,717	6,185,393	5,994,199	191,194	—
Expiring 12/23/21	JPMorgan Chase Bank, N.A.	TWD	39,747	1,509,000	1,459,405	49,595	—
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	8,351	2,254,673	2,207,732	46,941	—
Expiring 06/16/21	Citibank, N.A.	PEN	2,312	616,000	611,110	4,890	—
Expiring 06/16/21	Citibank, N.A.	PEN	788	217,000	208,214	8,786	—
Expiring 06/16/21	Goldman Sachs International	PEN	4,497	1,213,825	1,188,778	25,047	—
Expiring 06/16/21	Goldman Sachs International	PEN	3,181	871,569	841,004	30,565	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	3,245	885,821	857,824	27,997	—
Philippine Peso,
Expiring 06/16/21	Citibank, N.A.	PHP	31,226	642,000	642,361	—	(361)
Expiring 06/16/21	Citibank, N.A.	PHP	25,672	527,000	528,109	—	(1,109)
Expiring 06/16/21	Goldman Sachs International	PHP	31,489	647,000	647,790	—	(790)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	PHP	39,746	813,462	817,634	—	(4,172)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PHP	21,020	433,000	432,415	585	—
Expiring 06/16/21	Standard Chartered	PHP	37,682	776,000	775,175	825	—
Expiring 06/16/21	Standard Chartered	PHP	32,400	667,000	666,511	489	—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	7,842	2,061,037	2,068,852	—	(7,815)
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	30,350	402,001	401,104	897	—
Expiring 06/16/21	Deutsche Bank AG	RUB	20,201	271,000	266,972	4,028	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	66,503	867,000	878,901	—	(11,901)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	93,749	1,253,000	1,238,974	14,026	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	33,584	446,000	443,841	2,159	—
Expiring 06/30/21	Barclays Bank PLC	RUB	213,895	2,873,098	2,820,903	52,195	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 06/30/21	Barclays Bank PLC	RUB	76,448	$1,007,286	$1,008,216	$—	$(930)
Expiring 06/30/21	Citibank, N.A.	RUB	51,302	666,000	676,584	—	(10,584)
Expiring 06/30/21	Goldman Sachs International	RUB	319,754	4,385,000	4,217,002	167,998	—
Expiring 06/30/21	Goldman Sachs International	RUB	31,807	407,000	419,482	—	(12,482)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	RUB	22,058	282,000	290,907	—	(8,907)
Expiring 11/22/21	Deutsche Bank AG	RUB	273,335	3,606,000	3,527,034	78,966	—
Expiring 11/22/21	Deutsche Bank AG	RUB	14,383	190,000	185,594	4,406	—
Singapore Dollar,
Expiring 06/16/21	Citibank, N.A.	SGD	637	478,000	478,399	—	(399)
Expiring 06/16/21	Goldman Sachs International	SGD	870	651,000	653,617	—	(2,617)
Expiring 06/16/21	Goldman Sachs International	SGD	549	410,000	412,429	—	(2,429)
Expiring 06/16/21	Goldman Sachs International	SGD	528	397,000	397,027	—	(27)
Expiring 06/16/21	Goldman Sachs International	SGD	525	392,000	394,730	—	(2,730)
Expiring 06/16/21	Goldman Sachs International	SGD	496	374,000	372,601	1,399	—
Expiring 06/16/21	HSBC Bank PLC	SGD	700	522,000	525,971	—	(3,971)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	2,270	1,705,007	1,705,603	—	(596)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	881	656,000	661,555	—	(5,555)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	515	387,000	386,610	390	—
Expiring 06/16/21	UBS AG	SGD	1,028	770,000	772,193	—	(2,193)
South African Rand,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	6,738	392,000	462,793	—	(70,793)
Expiring 06/17/21	Bank of America, N.A.	ZAR	7,524	481,000	515,333	—	(34,333)
Expiring 06/17/21	Barclays Bank PLC	ZAR	45,433	2,977,242	3,111,615	—	(134,373)
Expiring 06/17/21	BNP Paribas S.A.	ZAR	7,453	480,000	510,431	—	(30,431)
Expiring 06/17/21	Deutsche Bank AG	ZAR	54,086	3,515,980	3,704,303	—	(188,323)
Expiring 06/17/21	HSBC Bank PLC	ZAR	7,990	508,000	547,230	—	(39,230)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	116,826	7,643,959	8,001,295	—	(357,336)
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	9,728	634,000	666,265	—	(32,265)

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	244,993	$14,076,000	$16,558,071	$—	$(2,482,071)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	14,816	977,425	1,001,341	—	(23,916)
Expiring 12/23/21	Barclays Bank PLC	ZAR	44,623	2,407,116	2,984,917	—	(577,801)
Expiring 12/23/21	Goldman Sachs International	ZAR	7,752	489,000	518,526	—	(29,526)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	20,862	1,363,884	1,395,493	—	(31,609)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	10,977	652,000	719,733	—	(67,733)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	7,904	507,000	518,201	—	(11,201)
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	281,938	252,000	252,196	—	(196)
Expiring 06/16/21	Credit Suisse International	KRW	431,195	387,000	385,709	1,291	—
Expiring 06/16/21	HSBC Bank PLC	KRW	7,313,336	6,401,506	6,541,848	—	(140,342)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	KRW	565,201	508,000	505,577	2,423	—
Expiring 06/16/21	UBS AG	KRW	599,745	526,000	536,478	—	(10,478)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	7,416,216	6,205,000	6,633,971	—	(428,971)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	KRW	863,142	762,707	772,100	—	(9,393)
Expiring 07/30/21	Deutsche Bank AG	KRW	7,666,728	6,536,000	6,858,635	—	(322,635)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	4,699,094	4,099,000	4,204,256	—	(105,256)
Thai Baht,
Expiring 06/16/21	Citibank, N.A.	THB	14,791	480,000	474,900	5,100	—
Expiring 06/16/21	Citibank, N.A.	THB	14,753	478,000	473,672	4,328	—
Expiring 06/16/21	Goldman Sachs International	THB	19,590	638,000	628,958	9,042	—
Expiring 06/16/21	Goldman Sachs International	THB	10,563	340,000	339,155	845	—
Expiring 06/16/21	Goldman Sachs International	THB	9,775	317,000	313,856	3,144	—
Expiring 06/16/21	HSBC Bank PLC	THB	38,540	1,234,000	1,237,372	—	(3,372)
Expiring 06/16/21	HSBC Bank PLC	THB	19,579	632,000	628,615	3,385	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	19,627	637,000	630,161	6,839	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	THB	14,939	$485,000	$479,629	$5,371	$—
Turkish Lira,
Expiring 05/28/21	Goldman Sachs International	TRY	9,428	1,264,000	1,123,071	140,929	—
Expiring 06/16/21	Barclays Bank PLC	TRY	2,366	300,000	278,938	21,062	—
Expiring 06/16/21	Citibank, N.A.	TRY	8,414	953,017	991,889	—	(38,872)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TRY	30,954	3,571,875	3,649,179	—	(77,304)

				$485,438,928	$485,896,922	11,405,712	(11,863,706)

						$21,775,936	$(22,935,252)

Cross currency exchange contracts outstanding at April 30, 2021:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/28/21	Buy	AUD	3,758	JPY	274,221	$385,717	$—	Deutsche Bank AG
05/28/21	Buy	AUD	35,699	JPY	2,280,809	6,630,650	—	Citibank, N.A.
05/28/21	Buy	JPY	389,110	AUD	5,610	—	(761,149)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	1,850,589	AUD	27,095	—	(3,939,019)	Deutsche Bank AG
06/30/21	Buy	JPY	50,869	AUD	604	269	—	BNP Paribas S.A.
07/19/21	Buy	EUR	502	JPY	65,677	3,173	—	JPMorgan Chase Bank, N.A.
07/20/21	Buy	AUD	771	JPY	64,884	38	—	JPMorgan Chase Bank, N.A.
07/30/21	Buy	AUD	7,614	JPY	525,556	1,055,025	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	704,780	AUD	9,748	—	(1,058,376)	Morgan Stanley & Co. International PLC
08/31/21	Buy	EUR	1,636	GBP	1,472	—	(61,668)	Bank of America, N.A.
08/31/21	Buy	GBP	2,304	EUR	2,499	170,945	—	Bank of America, N.A.
01/28/22	Buy	JPY	95,923	AUD	1,415	—	(210,527)	Deutsche Bank AG

See Notes to Financial Statements.

58

Cross currency exchange contracts outstanding at April 30, 2021 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
01/28/22	Buy	JPY	162,036	AUD	2,167	$—	$(183,460)	Deutsche Bank AG
01/28/22	Buy	JPY	274,921	AUD	3,510	—	(182,750)	BNP Paribas S.A.
05/31/22	Buy	AUD	4,921	JPY	375,226	343,692	—	Deutsche Bank AG
05/31/22	Buy	JPY	263,742	AUD	3,658	—	(395,116)	Goldman Sachs International
10/31/23	Buy	AUD	6,309	JPY	422,703	929,064	—	Deutsche Bank AG
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(1,282,398)	Morgan Stanley & Co. International PLC

						$9,518,573	$(8,074,463)

Credit default swap agreements outstanding at April 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia	06/20/23	1.000%(Q)	3,750	0.187%	$69,921	$(1,808)	$71,729	Barclays Bank PLC
People’s Republic of China	06/20/23	1.000%(Q)	13,750	0.127%	274,371	(6,629)	281,000	Barclays Bank PLC
Republic of Brazil	06/20/23	1.000%(Q)	18,750	0.991%	24,553	(9,039)	33,592	Barclays Bank PLC
Republic of Chile	06/20/23	1.000%(Q)	3,750	0.170%	71,328	(1,808)	73,136	Barclays Bank PLC
Republic of Colombia	06/20/23	1.000%(Q)	5,000	0.592%	49,301	(2,410)	51,711	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)	5,000	0.299%	81,015	(2,410)	83,425	Barclays Bank PLC
Republic of Panama	06/20/23	1.000%(Q)	3,750	0.297%	61,005	(1,808)	62,813	Barclays Bank PLC
Republic of Peru	06/20/23	1.000%(Q)	3,750	0.383%	53,931	(1,808)	55,739	Barclays Bank PLC
Republic of Philippines	06/20/23	1.000%(Q)	3,750	0.182%	70,286	(1,808)	72,094	Barclays Bank PLC
Republic of South Africa	06/20/23	1.000%(Q)	11,250	1.045%	1,575	(5,424)	6,999	Barclays Bank PLC
Republic of Turkey	06/20/23	1.000%(Q)	17,500	3.953%	(1,039,412)	(8,437)	(1,030,975)	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation	06/20/23	1.000%(Q)	11,250	0.512%	$130,559	$(5,424)	$135,983	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)	16,250	0.350%	245,636	(7,834)	253,470	Barclays Bank PLC

					$94,069	$(56,647)	$150,716

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.29.V1	06/20/23	1.000%(Q)	117,500	$(101,704)	$(16,129)	$(85,575)	Barclays Bank PLC

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Credit Suisse Mortgage Trust	05/28/21	0.500%(Q)	230	*	$3	$—	$3	Goldman Sachs International
Credit Suisse Mortgage Trust	05/28/21	1.000%(Q)	132	*	4	—	4	Goldman Sachs International
Delta Home Equity	05/28/21	1.250%(Q)	626	*	22	—	22	Goldman Sachs International
GS Mortgage Backed Securities	05/28/21	1.250%(Q)	148	*	5	—	5	Goldman Sachs International

See Notes to Financial Statements.

60

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GS Mortgage Backed Securities	05/28/21	1.250%(Q)	140	*	$5	$—	$5	Goldman Sachs International
GS Mortgage Backed Securities	05/28/21	1.250%(Q)	97	*	3	—	3	Goldman Sachs International
GSAMP Home Equity	05/28/21	1.250%(Q)	223	*	8	—	8	Goldman Sachs International
GSRPM Mortgage Loan Trust	05/28/21	1.250%(Q)	74	*	3	—	3	Goldman Sachs International
MFRA Trust	05/28/21	0.500%(Q)	63	*	1	—	1	Goldman Sachs International
RCKT Mortgage Trust	05/28/21	1.250%(Q)	128	*	4	—	4	Goldman Sachs International
Verus Securitization Trust	05/28/21	0.500%(Q)	287	*	4	—	4	Goldman Sachs International

					$62	$—	$62

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	1,400	$(21,162)	$3,806	$(24,968)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,385	(20,936)	9,343	(30,279)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(6,953)	3,481	(10,434)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	460	(6,953)	3,191	(10,144)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	455	(6,878)	1,150	(8,028)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	240	(3,628)	652	(4,280)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	1,000	(15,278)	(8,665)	(6,613)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	440	(6,697)	2,257	(8,954)	Citibank, N.A.

				$(88,485)	$15,215	$(103,700)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	5,300	0.425%	$25,944	$18,401	$7,543	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	9,450	2.414%	(270,198)	(607,359)	337,161	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,165	2.414%	(33,310)	(31,936)	(1,374)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,155	2.414%	(33,024)	(38,007)	4,983	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.414%	(11,008)	(12,983)	1,975	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	385	2.414%	(11,008)	(12,748)	1,740	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	380	2.414%	(10,865)	(10,466)	(399)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	195	2.414%	(5,576)	(5,343)	(233)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	1,000	3.234%	(75,707)	(38,019)	(37,688)	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	440	3.234%	(33,336)	(30,228)	(3,108)	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	1,675	0.141%	3,991	1,989	2,002	Citibank, N.A.
Republic of Serbia	06/20/21	1.000%(Q)	5,000	0.339%	10,231	4,407	5,824	BNP Paribas S.A.

					$(443,866)	$(762,292)	$318,426

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	292,930	$(6,351,423)	$(7,602,839)	$(1,251,416)

See Notes to Financial Statements.

62

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	$(135,256)	$704,326	$(839,582)	Morgan Stanley &Co. International PLC
CMBX.NA.13.AAA	12/16/72	0.500%(M)	22,500	(121,730)	236,547	(358,277)	Citigroup Global Markets, Inc.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	10,000	(53,963)	202,148	(256,111)	Goldman Sachs International
CMBX.NA.13.AAA	12/16/72	0.500%(M)	7,000	(38,747)	33,761	(72,508)	Morgan Stanley &Co. International PLC

				$(349,696)	$1,176,782	$(1,526,478)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at April 30, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,095	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(90,276)	$(90,276)
800	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(29,910)	(29,910)
2,650	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(98,794)	(98,794)
3,710	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(35,068)	(35,068)
1,050	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(13,639)	(13,639)
2,110	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(24,560)	(24,560)
2,170	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(25,530)	(25,530)
1,330	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(14,929)	(14,929)
1,355	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(15,034)	(15,034)
1,120	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(11,155)	(11,155)
2,165	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(20,392)	(20,392)

				$—	$(379,287)	$(379,287)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

64

Interest rate swap agreements outstanding at April 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	16,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(68)	$(405,231)	$(405,163)
BRL	66,745	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(194,082)	(194,082)
BRL	24,233	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(142,917)	(142,917)
BRL	25,971	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(154,769)	(154,769)
BRL	41,334	01/02/25	6.359%(T)	1 Day BROIS(2)(T)	—	(242,932)	(242,932)
BRL	18,614	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	83,417	83,417
BRL	21,128	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	101,861	101,861
BRL	13,418	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(139,041)	(139,041)
BRL	8,342	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(82,928)	(82,928)
BRL	14,674	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(146,860)	(146,860)
BRL	17,000	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(20,354)	(20,354)
CAD	14,720	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(128)	(241,218)	(241,090)
CAD	13,100	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(112)	(222,315)	(222,203)
CLP	14,295,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(748,426)	(748,426)
CNH	51,840	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	114	70,617	70,503
CNH	147,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	193,850	193,850
CNH	43,300	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(28)	66,159	66,187
CNH	37,800	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(17)	39,511	39,528
COP	11,070,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	56,086	56,086
COP	12,642,920	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	70,979	70,979
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(110,340)	(110,340)
COP	11,208,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(171,437)	(171,437)
COP	7,821,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(44,564)	(44,564)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	5,472,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	$—	$(30,195)	$(30,195)
COP	7,813,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(44,037)	(44,037)
GBP	4,050	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(128,381)	(163,474)	(35,093)
GBP	1,425	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(111,179)	(79,085)	32,094
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(61,374)	(70,815)	(9,441)
HUF	4,370,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(961,950)	(961,950)
HUF	1,234,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(205,471)	(205,471)
MXN	81,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(62)	(317,851)	(317,789)
MXN	11,550	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(52)	(55,646)	(55,594)
MXN	32,290	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(44)	(167,480)	(167,436)
MXN	112,300	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(151)	(587,518)	(587,367)
MXN	28,860	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(49)	(163,797)	(163,748)
MXN	8,665	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(55)	(54,053)	(53,998)
NZD	6,000	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(49,385)	(49,385)
NZD	1,600	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(71,127)	(71,127)
NZD	5,740	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	2,588	(252,842)	(255,430)
NZD	2,100	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(92,909)	(92,909)
PLN	7,000	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,686	(119,889)	(122,575)
PLN	26,290	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(23,156)	(470,405)	(447,249)
	8,520	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	122,144	122,144
	10,075	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	148,430	148,430

See Notes to Financial Statements.

66

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	8,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	$—	$(71,698)	$(71,698)
	685	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	28,604	28,604
	1,880	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	81,357	81,357
ZAR	126,900	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(5,173)	92,585	97,758
ZAR	61,800	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	(683)	139,782	140,465
ZAR	76,100	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(3,095)	108,182	111,277
ZAR	99,200	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(27,234)	132,529	159,763
ZAR	54,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(455)	152,887	153,342
ZAR	36,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(314)	111,566	111,880
ZAR	100,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	257,660	257,660
ZAR	10,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(204)	94,431	94,635
ZAR	45,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(845)	425,032	425,877
ZAR	114,100	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,966)	(177,022)	(174,056)
ZAR	7,000	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(103)	(9,077)	(8,974)
ZAR	3,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(83)	(13,804)	(13,721)

					$(360,623)	$(4,719,275)	$(4,358,652)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2021:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,378	$(5,820)	$(5,611)	$(209)

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,225,459	$(874,141)	$1,542,981	$(2,789,739)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$12,950,000	$4,910,879

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$1,857,381	$—
Collateralized Loan Obligations	—	186,131,915	—
Consumer Loans	—	21,040,528	—
Home Equity Loans	—	14,584,296	—
Other	—	3,180,426	—
Residential Mortgage-Backed Securities	—	24,934,112	—
Student Loans	—	31,776,071	—
Bank Loans	—	9,214,685	7,621,471
Commercial Mortgage-Backed Securities	—	77,787,791	—
Convertible Bond	—	30,012	—
Corporate Bonds	—	309,302,561	—
Municipal Bonds	—	20,774,905	—
Residential Mortgage-Backed Securities	—	28,629,512	8,944,382

See Notes to Financial Statements.

68

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds	$—	$41,354,605	$—
U.S. Treasury Obligations	—	23,488,977	—
Common Stocks	12,107,310	64,181	3,440,868
Affiliated Mutual Funds	135,655,696	—	—
Options Purchased	—	13,501,215	—

Total	$147,763,006	$807,653,173	$20,006,721

Liabilities
Options Written	$—	$(12,939,984)	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,119,964	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	21,775,936	—
OTC Cross Currency Exchange Contracts	—	9,518,573	—
OTC Packaged Credit Default Swap Agreements	—	1,133,481	—
OTC Credit Default Swap Agreements	—	40,166	62
Centrally Cleared Interest Rate Swap Agreements	—	2,647,697	—

Total	$2,119,964	$35,115,853	$62

Liabilities
Futures Contracts	$(581,845)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(22,935,252)	—
OTC Cross Currency Exchange Contracts	—	(8,074,463)	—
OTC Packaged Credit Default Swap Agreements	—	(1,141,116)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,251,416)	—
OTC Credit Default Swap Agreements	—	(922,213)	—
Centrally Cleared Inflation Swap Agreements	—	(379,287)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,006,349)	—
OTC Total Return Swap Agreement	—	(5,820)	—

Total	$(581,845)	$(41,715,916)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Common Stocks	OTC Credit Default Swap Agreements
Balance as of 10/31/20	$12,449,038	$17,302,975	$—	$(476)
Realized gain (loss)	728,983	—	(202)	21,815

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

	Bank Loans	Residential Mortgage-Backed Securities	Common Stocks	OTC Credit Default Swap Agreements
Change in unrealized appreciation (depreciation)	$1,604,749	$113,401	$(1,236,930)	$62
Purchases/Exchanges/Issuances	—	—	4,678,000	—
Sales/Paydowns	(6,715,068)	(8,471,994)	—	(21,339)
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(446,231)	—	—	—

Balance as of 04/30/21	$7,621,471	$8,944,382	$3,440,868	$62

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$1,604,749	$113,401	$(1,236,930)	$62

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2021	Valuation Methodology	Unobservable Inputs
Bank Loans	$7,621,471	Market Approach	Discounted Yield Curve Spread
Residential Mortgage-Backed Securities	8,944,382	Market Approach	Single Broker Indicative Quote
Common Stocks	3,440,868	Market Approach	Estimated EBITDA
OTC Credit Default Swap Agreements	62	Market Approach	Single Broker Indicative Quote

	$20,006,783

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels are as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$446,231	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Collateralized Loan Obligations	18.9%
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	13.7
Commercial Mortgage-Backed Securities	7.9
Banks	6.9
Residential Mortgage-Backed Securities	6.3

Sovereign Bonds	4.2%
Oil & Gas	3.6
Student Loans	3.2
U.S. Treasury Obligations	2.4
Chemicals	2.3
Pharmaceuticals	2.2
Consumer Loans	2.2

See Notes to Financial Statements.

70

Industry Classification (continued):

Municipal Bonds	2.1%
Retail	1.8
Pipelines	1.7
Telecommunications	1.6
Home Equity Loans	1.5
Options Purchased	1.4
Electric	1.3
Oil, Gas & Consumable Fuels	1.2
Insurance	1.2
Miscellaneous Manufacturing	1.1
Media	0.9
Auto Parts & Equipment	0.8
Home Builders	0.7
Entertainment	0.7
Gas	0.6
Airlines	0.5
Packaging & Containers	0.5
Real Estate	0.5
Healthcare-Products	0.4
Commercial Services	0.4
Foods	0.4
Lodging	0.4
Gas Utilities	0.4
Other	0.3
Building Materials	0.3
Internet	0.3
Computers	0.3

Healthcare-Services	0.3%
Engineering & Construction	0.2
Auto Manufacturers	0.2
Mining	0.2
Energy-Alternate Sources	0.2
Automobiles	0.2
Forest Products & Paper	0.2
Diversified Financial Services	0.2
Advertising	0.1
Water	0.1
Beverages	0.0	*
Iron/Steel	0.0	*
Savings & Loans	0.0	*
Oil & Gas Services	0.0	*
Textiles	0.0	*
Electronics	0.0	*
Machinery-Diversified	0.0	*

	99.0
Options Written	(1.3)
Other assets in excess of liabilities	2.3

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$1,251,416	*

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$1,225,459		Premiums received for OTC swap agreements	$868,530
Credit contracts	Unaffiliated investments	53,602		Options written outstanding, at value	53,911
Credit contracts	Unrealized appreciation on OTC swap agreements	1,542,981		Unrealized depreciation on OTC swap agreements	2,789,530
Foreign exchange contracts	Unaffiliated investments	13,447,613		Options written outstanding, at value	12,886,073
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	9,518,573		Unrealized depreciation on OTC cross currency exchange contracts	8,074,463
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	21,775,936		Unrealized depreciation on OTC forward foreign currency exchange contracts	22,935,252
Interest rate contracts	Due from/to broker-variation margin futures	2,119,964	*	Due from/to broker-variation margin futures	581,845	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,647,697	*	Due from/to broker-variation margin swaps	7,385,636	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	5,611
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	209

		$52,331,825			$56,832,476

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$1,789,697
Foreign exchange contracts	(87,872,633)	85,431,004	—	(1,992,781)	—
Interest rate contracts	3,166,857	—	(483,850)	—	1,216,344

Total	$(84,705,776)	$85,431,004	$(483,850)	$(1,992,781)	$3,006,041

See Notes to Financial Statements.

72

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$952	$816	$—	$—	$(5,781,422)
Foreign exchange contracts	(18,066,686)	19,539,578	—	(2,964,901)	—
Interest rate contracts	(3,364,556)	—	4,390,357	—	(8,422,296)

Total	$(21,430,290)	$19,540,394	$4,390,357	$(2,964,901)	$(14,203,718)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$74,883,961	$2,892,530,368	$65,463,078	$1,417,452,989	$549,105,649

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$683,531,536	$92,992,082	$290,036,560	$479,825,000

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$201,343,756	$1,670,668	$9,366,667

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$9,092,873	$(9,092,873)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$4,792,262	$(6,456,661)	$(1,664,399)	$1,664,399	$—
Barclays Bank PLC	2,100,925	(5,265,129)	(3,164,204)	3,164,204	—
BNP Paribas S.A.	647,418	(1,335,445)	(688,027)	688,027	—
Citibank, N.A.	8,805,304	(11,640,605)	(2,835,301)	2,835,301	—
Citigroup Global Markets, Inc.	236,547	(358,277)	(121,730)	—	(121,730)
Credit Suisse International	40,223	(24,380)	15,843	—	15,843
Deutsche Bank AG	16,487,554	(6,854,242)	9,633,312	(9,633,312)	—
Goldman Sachs International	2,563,405	(2,097,257)	466,148	(466,148)	—
HSBC Bank PLC	1,896,281	(591,434)	1,304,847	(1,095,176)	209,671
JPMorgan Chase Bank, N.A.	4,983,527	(3,666,630)	1,316,897	(1,316,897)	—
Morgan Stanley & Co. International PLC	4,983,274	(9,304,573)	(4,321,299)	4,321,299	—
Standard Chartered	16,665	—	16,665	—	16,665
The Toronto-Dominion Bank	2,523	—	2,523	—	2,523
UBS AG	8,256	(18,946)	(10,690)	—	(10,690)

	$47,564,164	$(47,613,579)	$(49,415)	$161,697	$112,282

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

74

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $9,092,873:
Unaffiliated investments (cost $832,098,632)	$839,767,204
Affiliated investments (cost $135,641,815)	135,655,696
Foreign currency, at value (cost $973,023)	970,664
Cash segregated for counterparty - OTC	590,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	21,775,936
Receivable for investments sold	13,204,303
Deposit with broker for centrally cleared/exchange-traded derivatives	12,950,000
Unrealized appreciation on OTC cross currency exchange contracts	9,518,573
Dividends and interest receivable	6,868,153
Receivable for Fund shares sold	1,737,154
Unrealized appreciation on OTC swap agreements	1,542,981
Premiums paid for OTC swap agreements	1,225,459
Prepaid expenses and other assets	351,138

Total Assets	1,046,157,261

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	22,935,252
Options written outstanding, at value (premiums received $38,124,263)	12,939,984
Payable to broker for collateral for securities on loan	9,362,511
Unrealized depreciation on OTC cross currency exchange contracts	8,074,463
Unrealized depreciation on OTC swap agreements	2,789,739
Payable for Fund shares purchased	1,803,348
Premiums received for OTC swap agreements	874,141
Accrued expenses and other liabilities	492,187
Management fee payable	455,915
Payable for investments purchased	340,499
Dividends payable	307,798
Due to broker—variation margin swaps	218,786
Due to broker—variation margin futures	64,492
Distribution fee payable	62,103
Affiliated transfer agent fee payable	4,460
Trustees’ fees payable	1,323

Total Liabilities	60,727,001

Net Assets	$985,430,260

Net assets were comprised of:
Shares of beneficial interest, at par	$106,250
Paid-in capital in excess of par	1,230,568,982
Total distributable earnings (loss)	(245,244,972)

Net assets, April 30, 2021	$985,430,260

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	75

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share, ($ 94,069,828 ÷ 10,177,790 shares of beneficial interest issued and outstanding)	$9.24
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.55

Class C
Net asset value, offering price and redemption price per share, ($ 50,917,462 ÷ 5,491,972 shares of beneficial interest issued and outstanding)	$9.27

Class Z
Net asset value, offering price and redemption price per share, ($ 735,757,390 ÷ 79,248,419 shares of beneficial interest issued and outstanding)	$9.28

Class R6
Net asset value, offering price and redemption price per share, ($ 104,685,580 ÷ 11,331,995 shares of beneficial interest issued and outstanding)	$9.24

See Notes to Financial Statements.

76

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Interest income	$21,723,797
Affiliated dividend income	68,886
Income from securities lending, net (including affiliated income of $10,875)	24,267

Total income	21,816,950

Expenses
Management fee	3,510,877
Distribution fee(a)	410,982
Transfer agent’s fees and expenses (including affiliated expense of $11,118)(a)	595,941
Custodian and accounting fees	140,266
Registration fees(a)	51,104
Audit fee	34,326
Shareholders’ reports	32,675
Trustees’ fees	13,986
Legal fees and expenses	12,113
Miscellaneous	29,158

Total expenses	4,831,428
Less: Fee waiver and/or expense reimbursement(a)	(112,978)

Net expenses	4,718,450

Net investment income (loss)	17,098,500

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $23,996)	(62,082,778)
Futures transactions	(483,850)
Forward and cross currency contract transactions	(1,992,781)
Options written transactions	85,431,004
Swap agreement transactions	3,006,041
Foreign currency transactions	8,998,264

32,875,900

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(32,600))	7,463,431
Futures	4,390,357
Forward and cross currency contracts	(2,964,901)
Options written	19,540,394
Swap agreements	(14,203,718)
Foreign currencies	(233,718)

13,991,845

Net gain (loss) on investment and foreign currency transactions	46,867,745

Net Increase (Decrease) In Net Assets Resulting From Operations	$63,966,245

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	77

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	115,593	295,389	—	—
Transfer agent’s fees and expenses	35,452	27,613	529,855	3,021
Registration fees	11,853	9,685	21,038	8,528
Fee waiver and/or expense reimbursement	—	—	(112,978)	—

See Notes to Financial Statements.

78

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,098,500	$62,708,667
Net realized gain (loss) on investment and foreign currency transactions	32,875,900	(311,138,134)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,991,845	162,610,301

Net increase (decrease) in net assets resulting from operations	63,966,245	(85,819,166)

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,208,297)	(7,578,227)
Class C	(548,695)	(5,063,142)
Class Z	(13,261,050)	(109,217,140)
Class R6	(1,835,695)	(6,149,143)

	(16,853,737)	(128,007,652)

Tax return of capital distributions
Class A	—	(456,184)
Class C	—	(304,784)
Class Z	—	(6,574,503)
Class R6	—	(370,157)

	—	(7,705,628)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	173,574,148	611,310,436
Net asset value of shares issued in reinvestment of dividends and distributions	14,668,104	115,714,362
Cost of shares purchased	(608,905,910)	(1,516,009,999)

Net increase (decrease) in net assets from Fund share transactions	(420,663,658)	(788,985,201)

Total increase (decrease)	(373,551,150)	(1,010,517,647)

Net Assets:
Beginning of period	1,358,981,410	2,369,499,057

End of period	$985,430,260	$1,358,981,410

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	79

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Absolute Return Bond Fund, PGIM QMA Large-Cap Core Equity Fund and PGIM Select Real Estate Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM International Bond Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”).

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

80

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker

PGIM Absolute Return Bond Fund	81

Notes to Financial Statements (unaudited) (continued)

quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

82

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross

PGIM Absolute Return Bond Fund	83

Notes to Financial Statements (unaudited) (continued)

currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

84

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the

PGIM Absolute Return Bond Fund	85

Notes to Financial Statements (unaudited) (continued)

valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

86

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other

PGIM Absolute Return Bond Fund	87

Notes to Financial Statements (unaudited) (continued)

determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

88

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may

PGIM Absolute Return Bond Fund	89

Notes to Financial Statements (unaudited) (continued)

differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.59% of the Fund’s average daily net assets up to and including $2.5 billion,

90

0.565% of the next $2.5 billion and 0.54% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.59% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.73% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $12,573 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $2,675 and $728 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Absolute Return Bond Fund	91

Notes to Financial Statements (unaudited) (continued)

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $228,822,829 and $730,896,375, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$55,453,161	$371,781,879	$300,956,948	$—	$—	$126,278,092	126,278,092	$68,886

PGIM Institutional Money Market Fund (1)(b)(wa)
67,705,814	32,188,994	90,508,600	(32,600)	23,996	9,377,604	9,382,295	10,875	(2)

92

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$123,158,975	$403,970,873	$391,465,548	$(32,600)	$23,996	$135,655,696		$79,761

(1)	The Fund did not have any capital gain distributions during the reporting period.

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$948,214,974

Gross Unrealized Appreciation	104,920,967
Gross Unrealized Depreciation	(95,714,907)

Net Unrealized Appreciation	$9,206,060

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $286,903,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement

PGIM Absolute Return Bond Fund	93

Notes to Financial Statements (unaudited) (continued)

and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,215	0.1%
Class R6	5,886,576	51.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	5.5%	8	77.9%

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	570,819	$5,261,000
Shares issued in reinvestment of dividends and distributions	108,357	998,772
Shares purchased	(1,897,735)	(17,491,675)

Net increase (decrease) in shares outstanding before conversion	(1,218,559)	(11,231,903)
Shares issued upon conversion from other share class(es)	1,418,455	13,112,110
Shares purchased upon conversion into other share class(es)	(493,693)	(4,541,459)

Net increase (decrease) in shares outstanding	(293,797)	$(2,661,252)

Year ended October 31, 2020:
Shares sold	2,243,953	$21,064,704
Shares issued in reinvestment of dividends and distributions	702,042	6,493,794
Shares purchased	(8,361,282)	(75,010,614)

Net increase (decrease) in shares outstanding before conversion	(5,415,287)	(47,452,116)
Shares issued upon conversion from other share class(es)	1,958,960	17,647,740
Shares purchased upon conversion into other share class(es)	(758,117)	(6,884,424)

Net increase (decrease) in shares outstanding	(4,214,444)	$(36,688,800)

Class C
Six months ended April 30, 2021:
Shares sold	275,541	$2,553,556
Shares issued in reinvestment of dividends and distributions	54,544	504,346
Shares purchased	(968,065)	(8,940,587)

Net increase (decrease) in shares outstanding before conversion	(637,980)	(5,882,685)
Shares purchased upon conversion into other share class(es)	(1,275,997)	(11,829,779)

Net increase (decrease) in shares outstanding	(1,913,977)	$(17,712,464)

Year ended October 31, 2020:
Shares sold	1,044,937	$9,891,988
Shares issued in reinvestment of dividends and distributions	484,618	4,503,808
Shares purchased	(3,370,027)	(30,048,689)

Net increase (decrease) in shares outstanding before conversion	(1,840,472)	(15,652,893)
Shares purchased upon conversion into other share class(es)	(1,323,308)	(11,991,854)

Net increase (decrease) in shares outstanding	(3,163,780)	$(27,644,747)

Class Z
Six months ended April 30, 2021:
Shares sold	17,539,510	$162,491,706
Shares issued in reinvestment of dividends and distributions	1,223,987	11,332,185
Shares purchased	(59,168,509)	(549,941,601)

Net increase (decrease) in shares outstanding before conversion	(40,405,012)	(376,117,710)
Shares issued upon conversion from other share class(es)	744,374	6,885,379
Shares purchased upon conversion into other share class(es)	(391,278)	(3,626,251)

Net increase (decrease) in shares outstanding	(40,051,916)	$(372,858,582)

Year ended October 31, 2020:
Shares sold	55,818,116	$514,284,414
Shares issued in reinvestment of dividends and distributions	10,545,887	98,207,067
Shares purchased	(156,061,496)	(1,385,774,048)

Net increase (decrease) in shares outstanding before conversion	(89,697,493)	(773,282,567)
Shares issued upon conversion from other share class(es)	1,109,004	10,112,512
Shares purchased upon conversion into other share class(es)	(993,497)	(8,975,234)

Net increase (decrease) in shares outstanding	(89,581,986)	$(772,145,289)

PGIM Absolute Return Bond Fund	95

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	359,998	$3,267,886
Shares issued in reinvestment of dividends and distributions	198,951	1,832,801
Shares purchased	(3,540,764)	(32,532,047)

Net increase (decrease) in shares outstanding	(2,981,815)	$(27,431,360)

Year ended October 31, 2020:
Shares sold	7,945,717	$66,069,330
Shares issued in reinvestment of dividends and distributions	714,105	6,509,693
Shares purchased	(2,844,041)	(25,176,648)

Net increase (decrease) in shares outstanding before conversion	5,815,781	47,402,375
Shares issued upon conversion from other share class(es)	10,839	92,181
Shares purchased upon conversion into other share class(es)	(110)	(921)

Net increase (decrease) in shares outstanding	5,826,510	$47,493,635

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 2 days that the Fund had loans outstanding during the period was

96

approximately $7,803,500, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $11,280,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

PGIM Absolute Return Bond Fund	97

Notes to Financial Statements (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to

98

those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Absolute Return Bond Fund	99

Notes to Financial Statements (unaudited) (continued)

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

10.  Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

100

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.94		$9.73	$9.82	$9.93	$9.59	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.30	0.31	0.27	0.23	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.49)	0.13	(0.05)	0.33	0.06
Total from investment operations	0.42		(0.19)	0.44	0.22	0.56	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.26)	(0.53)	(0.33)	(0.22)	(0.15)
Tax return of capital distributions	-		(0.04)	-	-	-	(0.05)
Distributions from net realized gains	-		(0.30)	-	-	-	-
Total dividends and distributions	(0.12)		(0.60)	(0.53)	(0.33)	(0.22)	(0.20)
Net asset value, end of period	$9.24		$8.94	$9.73	$9.82	$9.93	$9.59
Total Return(b):	4.70%		(1.96)%	4.71%	2.21%	5.95%	3.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,070		$93,597	$142,879	$148,609	$119,969	$197,713
Average net assets (000)	$93,241		$114,656	$147,612	$142,613	$145,290	$246,082
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.97%	1.02%	1.03%	1.15%	1.15%
Expenses before waivers and/or expense reimbursement	0.99	%(e)	0.97%	1.02%	1.04%	1.22%	1.24%
Net investment income (loss)	2.65	%(e)	3.27%	3.24%	2.72%	2.31%	2.67%
Portfolio turnover rate(f)	24%		20%	50%	52%	72%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	101

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.97		$9.76	$9.85	$9.96	$9.62	$9.51
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.23	0.24	0.19	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		(0.48)	0.13	(0.05)	0.34	0.06
Total from investment operations	0.38		(0.25)	0.37	0.14	0.49	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.20)	(0.46)	(0.25)	(0.15)	(0.10)
Tax return of capital distributions	-		(0.04)	-	-	-	(0.03)
Distributions from net realized gains	-		(0.30)	-	-	-	-
Total dividends and distributions	(0.08)		(0.54)	(0.46)	(0.25)	(0.15)	(0.13)
Net asset value, end of period	$9.27		$8.97	$9.76	$9.85	$9.96	$9.62
Total Return(b):	4.40%		(2.70)%	3.80%	1.43%	5.16%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,917		$66,396	$103,133	$106,734	$98,789	$118,092
Average net assets (000)	$59,567		$86,229	$107,605	$102,866	$106,174	$135,510
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.76	%(e)	1.73%	1.78%	1.79%	1.90%	1.90%
Expenses before waivers and/or expense reimbursement	1.76	%(e)	1.73%	1.78%	1.80%	1.97%	1.99%
Net investment income (loss)	1.89	%(e)	2.51%	2.46%	1.93%	1.58%	1.91%
Portfolio turnover rate(f)	24%		20%	50%	52%	72%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

102

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.98		$9.77	$9.86	$9.97	$9.64	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.32	0.34	0.30	0.25	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.48)	0.13	(0.06)	0.33	0.08
Total from investment operations	0.43		(0.16)	0.47	0.24	0.58	0.35
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.56)	(0.35)	(0.25)	(0.17)
Tax return of capital distributions	-		(0.04)	-	-	-	(0.06)
Distributions from net realized gains	-		(0.30)	-	-	-	-
Total dividends and distributions	(0.13)		(0.63)	(0.56)	(0.35)	(0.25)	(0.23)
Net asset value, end of period	$9.28		$8.98	$9.77	$9.86	$9.97	$9.64
Total Return(b):	4.81%		(1.70)%	5.00%	2.48%	6.08%	3.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$735,757		$1,071,124	$2,040,949	$2,159,518	$1,277,401	$1,019,254
Average net assets (000)	$922,337		$1,499,872	$2,155,699	$1,679,461	$1,121,943	$1,396,060
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.73	%(e)	0.73%	0.73%	0.75%	0.90%	0.90%
Expenses before waivers and/or expense reimbursement	0.75	%(e)	0.74%	0.79%	0.81%	0.96%	0.99%
Net investment income (loss)	2.94	%(e)	3.53%	3.51%	3.01%	2.59%	2.91%
Portfolio turnover rate(f)	24%		20%	50%	52%	72%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund	103

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.93		$9.72	$9.82	$9.94	$9.61	$9.49
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.32	0.35	0.29	0.26	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.48)	0.12	(0.05)	0.32	0.07
Total from investment operations	0.44		(0.16)	0.47	0.24	0.58	0.35
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.57)	(0.36)	(0.25)	(0.17)
Tax return of capital distributions	-		(0.04)	-	-	-	(0.06)
Distributions from net realized gains	-		(0.30)	-	-	-	-
Total dividends and distributions	(0.13)		(0.63)	(0.57)	(0.36)	(0.25)	(0.23)
Net asset value, end of period	$9.24		$8.93	$9.72	$9.82	$9.94	$9.61
Total Return(b):	4.99%		(1.66)%	4.94%	2.42%	6.15%	3.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$104,686		$127,864	$82,538	$203,372	$346,253	$175,887
Average net assets (000)	$124,845		$109,540	$88,570	$329,668	$270,229	$158,967
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.70%	0.74%	0.90%	0.84%
Expenses before waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.71%	0.75%	0.90%	0.84%
Net investment income (loss)	3.01	%(e)	3.54%	3.59%	2.95%	2.64%	2.97%
Portfolio turnover rate(f)	24%		20%	50%	52%	72%	38%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

104

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Absolute Return Bond Fund	105

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PADAX	PADCX	PADZX	PADQX
CUSIP	74441J852	74441J845	74441J829	74441J837

MF213E2

PGIM QMA LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM QMA Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Core Equity Fund

June 15, 2021

PGIM QMA Large-Cap Core Equity Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	30.37	37.52	13.96	12.29	—
Class C	29.89	43.47	14.40	12.09	—
Class Z	30.48	45.83	15.52	13.19	—
Class R6	30.64	46.08	N/A	N/A	15.68 (12/28/16)
S&P 500 Index
	28.85	45.96	17.41	14.16	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
Class R6 (12/28/16)
S&P 500 Index	17.72

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM QMA Large-Cap Core Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	5.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.7%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.6%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.2%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.1%
JPMorgan Chase & Co.	Banks	1.7%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.5%
Procter & Gamble Co. (The)	Household Products	1.4%
Johnson & Johnson	Pharmaceuticals	1.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Core Equity Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Core Equity Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,303.70	0.72%	$4.11
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61
Class C	Actual	$1,000.00	$1,298.90	1.44%	$8.21
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class Z	Actual	$1,000.00	$1,304.80	0.46%	$2.63
	Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31
Class R6	Actual	$1,000.00	$1,306.40	0.35%	$2.00
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund's fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS

Aerospace & Defense 2.0%
Curtiss-Wright Corp.	2,400	$306,960
General Dynamics Corp.	12,800	2,434,944
Huntington Ingalls Industries, Inc.	4,600	976,672
Lockheed Martin Corp.	16,033	6,101,518
Northrop Grumman Corp.	704	249,526
Raytheon Technologies Corp.	74,150	6,172,246

		16,241,866

Automobiles 1.7%
Ford Motor Co.*	404,900	4,672,546
General Motors Co.*	96,700	5,533,174
Tesla, Inc.*	4,500	3,192,480

		13,398,200

Banks 3.9%
Citigroup, Inc.	109,678	7,813,461
JPMorgan Chase & Co.	88,081	13,547,738
Wells Fargo & Co.	222,100	10,005,605

		31,366,804

Beverages 1.5%
Coca-Cola Co. (The)	120,800	6,520,784
Monster Beverage Corp.*	40,100	3,891,705
PepsiCo, Inc.	10,100	1,456,016

		11,868,505

Biotechnology 1.9%
AbbVie, Inc.	58,851	6,561,886
Biogen, Inc.*	2,566	685,969
Gilead Sciences, Inc.	80,072	5,082,170
Regeneron Pharmaceuticals, Inc.*	6,100	2,935,930

		15,265,955

Building Products 0.8%
Masco Corp.	61,500	3,928,620
UFP Industries, Inc.	31,633	2,658,437

		6,587,057

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 2.7%
Ameriprise Financial, Inc.	13,459	$3,477,805
Charles Schwab Corp. (The)	3,900	274,560
Federated Hermes, Inc.	32,100	924,480
Goldman Sachs Group, Inc. (The)	22,477	7,832,111
Morgan Stanley	81,000	6,686,550
Raymond James Financial, Inc.	17,100	2,236,338

		21,431,844

Chemicals 2.5%
Celanese Corp.	15,000	2,349,750
Corteva, Inc.	82,300	4,012,948
Dow, Inc.	40,000	2,500,000
Huntsman Corp.	36,200	1,037,854
Mosaic Co. (The)	68,000	2,392,240
RPM International, Inc.(a)	9,100	863,044
Sherwin-Williams Co. (The)	20,271	5,551,619
Trinseo SA	4,000	247,640
Westlake Chemical Corp.	9,700	910,733

		19,865,828

Commercial Services & Supplies 0.2%
ABM Industries, Inc.	6,600	339,306
Herman Miller, Inc.	26,800	1,112,200

		1,451,506

Communications Equipment 1.4%
Cisco Systems, Inc.	170,182	8,663,966
Plantronics, Inc.*	28,000	1,119,720
Ubiquiti, Inc.	4,600	1,312,518

		11,096,204

Construction & Engineering 0.4%
EMCOR Group, Inc.	10,377	1,243,165
Quanta Services, Inc.	24,500	2,367,680

		3,610,845

Consumer Finance 1.4%
American Express Co.	2,500	383,375
Capital One Financial Corp.	41,600	6,201,728

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
OneMain Holdings, Inc.	7,512	$427,207
Synchrony Financial	98,500	4,308,390

		11,320,700

Containers & Packaging 0.1%
Avery Dennison Corp.	3,000	642,510

Distributors 0.2%
Genuine Parts Co.	9,800	1,224,706

Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	18,974	5,216,901
Cannae Holdings, Inc.*	11,500	456,550

		5,673,451

Diversified Telecommunication Services 2.0%
AT&T, Inc.	239,035	7,508,089
Verizon Communications, Inc.	141,750	8,191,733

		15,699,822

Electric Utilities 0.9%
Exelon Corp.	104,345	4,689,264
NRG Energy, Inc.	65,208	2,335,751

		7,025,015

Electrical Equipment 1.3%
Acuity Brands, Inc.	20,000	3,710,400
Atkore, Inc.*	14,921	1,168,016
Eaton Corp. PLC	4,400	628,892
Emerson Electric Co.	51,700	4,678,333

		10,185,641

Electronic Equipment, Instruments & Components 0.4%
Jabil, Inc.	18,900	990,738
SYNNEX Corp.	4,800	581,760
Zebra Technologies Corp. (Class A Stock)*	3,500	1,707,090

		3,279,588

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 0.1%
Halliburton Co.	44,800	$876,288

Entertainment 1.7%
Activision Blizzard, Inc.	59,300	5,407,567
Electronic Arts, Inc.	34,800	4,944,384
Netflix, Inc.*	5,600	2,875,432
Playtika Holding Corp.*	12,600	350,028

		13,577,411

Equity Real Estate Investment Trusts (REITs) 1.7%
Apple Hospitality REIT, Inc.	16,101	255,362
Crown Castle International Corp.	2,200	415,932
Gaming & Leisure Properties, Inc.	49,043	2,280,009
Omega Healthcare Investors, Inc.	30,100	1,143,800
PotlatchDeltic Corp.	29,300	1,739,248
Prologis, Inc.	25,700	2,994,821
Weyerhaeuser Co.	126,700	4,912,159

		13,741,331

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	2,200	818,598
Kroger Co. (The)	110,500	4,037,670
Sprouts Farmers Market, Inc.*	26,100	668,421
Walmart, Inc.	57,693	8,071,828

		13,596,517

Food Products 0.3%
Mondelez International, Inc. (Class A Stock)	5,800	352,698
Tyson Foods, Inc. (Class A Stock)	24,500	1,897,525

		2,250,223

Gas Utilities 0.1%
UGI Corp.	14,052	614,213

Health Care Equipment & Supplies 3.3%
Abbott Laboratories	71,400	8,573,712
Align Technology, Inc.*	8,000	4,764,240
Becton, Dickinson & Co.	21,900	5,448,939

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Danaher Corp.	25,000	$6,348,500
ResMed, Inc.	6,500	1,221,805

		26,357,196

Health Care Providers & Services 2.7%
Anthem, Inc.	16,200	6,146,118
HCA Healthcare, Inc.	15,000	3,015,900
UnitedHealth Group, Inc.	30,800	12,283,040

		21,445,058

Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	15,800	2,318,176
Jack in the Box, Inc.	6,900	832,485
McDonald’s Corp.	24,700	5,831,176
Papa John’s International, Inc.	3,100	299,832
Starbucks Corp.	16,200	1,854,738

		11,136,407

Household Durables 0.5%
D.R. Horton, Inc.	7,500	737,175
Lennar Corp. (Class A Stock)	13,100	1,357,160
PulteGroup, Inc.	28,600	1,690,832
Skyline Champion Corp.*	6,000	266,580

		4,051,747

Household Products 1.4%
Procter & Gamble Co. (The)	82,386	10,991,940

Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (The)	130,100	3,619,382

Industrial Conglomerates 1.3%
3M Co.	32,100	6,328,194
Honeywell International, Inc.	19,000	4,237,760

		10,565,954

Insurance 1.7%
Allstate Corp. (The)	37,399	4,742,193
Chubb Ltd.	20,600	3,534,754
MetLife, Inc.	46,440	2,954,977

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      13

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Old Republic International Corp.	99,300	$2,444,766
Progressive Corp. (The)	3,000	302,220

		13,978,910

Interactive Media & Services 7.0%
Alphabet, Inc. (Class A Stock)*	7,494	17,637,129
Alphabet, Inc. (Class C Stock)*	6,868	16,552,704
Facebook, Inc. (Class A Stock)*	66,080	21,481,286

		55,671,119

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	8,302	28,786,521
eBay, Inc.	79,400	4,429,726

		33,216,247

IT Services 4.4%
Accenture PLC (Class A Stock)	31,359	9,093,169
Amdocs Ltd.	27,700	2,125,698
Automatic Data Processing, Inc.	29,800	5,572,302
Cognizant Technology Solutions Corp. (Class A Stock)	64,700	5,201,880
EPAM Systems, Inc.*	6,200	2,838,050
International Business Machines Corp.	9,630	1,366,305
MAXIMUS, Inc.	7,100	650,644
PayPal Holdings, Inc.*	20,100	5,272,029
Visa, Inc. (Class A Stock)	14,425	3,369,103

		35,489,180

Leisure Products 0.7%
American Outdoor Brands, Inc.*	12,825	331,526
Brunswick Corp.	34,900	3,738,837
Smith & Wesson Brands, Inc.	72,800	1,266,720

		5,337,083

Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	5,200	694,928
Illumina, Inc.*	2,100	824,964
PerkinElmer, Inc.	6,600	855,558
Thermo Fisher Scientific, Inc.	16,814	7,906,447

		10,281,897

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery 1.5%
AGCO Corp.	26,200	$3,823,104
Cummins, Inc.	17,700	4,461,108
Deere & Co.	2,800	1,038,380
Dover Corp.	6,800	1,014,492
Illinois Tool Works, Inc.	2,000	460,920
Pentair PLC	3,600	232,236
Snap-on, Inc.	2,800	665,280
Timken Co. (The)	4,400	369,028

		12,064,548

Marine 0.1%
Matson, Inc.	9,000	587,970

Media 1.0%
Comcast Corp. (Class A Stock)	50,200	2,818,730
News Corp. (Class A Stock)	126,400	3,311,048
News Corp. (Class B Stock)	9,600	233,376
Nexstar Media Group, Inc. (Class A Stock)	13,900	2,048,999

		8,412,153

Metals & Mining 0.7%
Freeport-McMoRan, Inc.	134,200	5,060,682
Reliance Steel & Aluminum Co.	5,100	817,581

		5,878,263

Multiline Retail 0.6%
Dollar Tree, Inc.*(a)	15,900	1,826,910
Target Corp.	16,100	3,336,886

		5,163,796

Multi-Utilities 1.1%
MDU Resources Group, Inc.	70,400	2,355,584
Public Service Enterprise Group, Inc.	20,300	1,282,148
Sempra Energy	35,800	4,925,006

		8,562,738

Oil, Gas & Consumable Fuels 1.8%
Cimarex Energy Co.	8,000	529,600
ConocoPhillips	106,000	5,420,840
EOG Resources, Inc.	13,800	1,016,232

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      15

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	61,200	$3,503,088
Pioneer Natural Resources Co.	20,900	3,215,047
Targa Resources Corp.	10,200	353,838

		14,038,645

Personal Products 0.2%
Medifast, Inc.	3,700	840,233
Nu Skin Enterprises, Inc. (Class A Stock)	13,900	734,754

		1,574,987

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	110,400	6,891,168
Johnson & Johnson	65,958	10,733,345
Merck & Co., Inc.	85,327	6,356,862
Pfizer, Inc.	212,500	8,213,125

		32,194,500

Professional Services 0.0%
Korn Ferry	4,000	271,560

Road & Rail 0.3%
Werner Enterprises, Inc.	55,700	2,575,011

Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	62,500	8,294,375
Broadcom, Inc.	5,300	2,417,860
Cirrus Logic, Inc.*	6,600	491,106
Intel Corp.	160,041	9,207,159
KLA Corp.	1,700	536,095
Lam Research Corp.	8,300	5,149,735
Micron Technology, Inc.*	19,300	1,661,151
MKS Instruments, Inc.	10,300	1,844,833
Qorvo, Inc.*	10,700	2,013,419
QUALCOMM, Inc.	51,500	7,148,200
Skyworks Solutions, Inc.	25,000	4,533,250
Texas Instruments, Inc.	21,900	3,953,169

		47,250,352

Software 9.0%
Adobe, Inc.*	18,483	9,395,648
Autodesk, Inc.*	16,200	4,728,942

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
Cadence Design Systems, Inc.*	10,500	$1,383,585
Intuit, Inc.	1,902	783,928
Manhattan Associates, Inc.*	1,900	260,756
Microsoft Corp.	182,384	45,993,598
Oracle Corp.	93,879	7,115,090
Paycom Software, Inc.*	600	230,646
Synopsys, Inc.*	9,200	2,272,952

		72,165,145

Specialty Retail 2.1%
AutoNation, Inc.*	9,600	983,808
Home Depot, Inc. (The)	13,300	4,304,811
L Brands, Inc.*	50,500	3,327,950
Lowe’s Cos., Inc.	36,000	7,065,000
MarineMax, Inc.*	7,400	420,320
Williams-Sonoma, Inc.	4,400	751,300

		16,853,189

Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	286,880	37,713,245
HP, Inc.	147,000	5,014,170
NetApp, Inc.	3,200	239,008

		42,966,423

Textiles, Apparel & Luxury Goods 1.2%
Crocs, Inc.*	43,900	4,395,268
Deckers Outdoor Corp.*	9,600	3,246,720
Tapestry, Inc.*	46,000	2,201,100

		9,843,088

Tobacco 0.7%
Altria Group, Inc.	117,941	5,631,683

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      17

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
Boise Cascade Co.	13,500	$900,720
GMS, Inc.*	15,400	673,134

		1,573,854

TOTAL LONG-TERM INVESTMENTS (cost $552,083,525)		781,642,055

SHORT-TERM INVESTMENTS 2.8%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Ultra Short Bond Fund(wa)	18,119,043	18,119,043
PGIM Institutional Money Market Fund (cost $2,411,732; includes $2,411,399 of cash collateral for securities on loan)(b)(wa)	2,412,938	2,411,732

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,530,775)		20,530,775

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) 0.3%
U.S. Treasury Bills	0.026%	06/17/21	500	499,995
U.S. Treasury Bills	0.031	09/16/21	1,750	1,749,934

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,249,774)				2,249,929

TOTAL SHORT-TERM INVESTMENTS (cost $22,780,549)				22,780,704

TOTAL INVESTMENTS 100.5% (cost $574,864,074)				804,422,759
Liabilities in excess of other assets(z) (0.5)%				(4,205,620)

NET ASSETS 100.0%				$800,217,139

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REITs—Real Estate Investment Trust

See Notes to Financial Statements.

18

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,358,750; cash collateral of $2,411,399 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
88	S&P 500 E-Mini Index	Jun. 2021	$18,367,360	$1,066,849

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$—	$2,249,929

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      19

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$16,241,866	$—	$—
Automobiles	13,398,200	—	—
Banks	31,366,804	—	—
Beverages	11,868,505	—	—
Biotechnology	15,265,955	—	—
Building Products	6,587,057	—	—
Capital Markets	21,431,844	—	—
Chemicals	19,865,828	—	—
Commercial Services & Supplies	1,451,506	—	—
Communications Equipment	11,096,204	—	—
Construction & Engineering	3,610,845	—	—
Consumer Finance	11,320,700	—	—
Containers & Packaging	642,510	—	—
Distributors	1,224,706	—	—
Diversified Financial Services	5,673,451	—	—
Diversified Telecommunication Services	15,699,822	—	—
Electric Utilities	7,025,015	—	—
Electrical Equipment	10,185,641	—	—
Electronic Equipment, Instruments & Components	3,279,588	—	—
Energy Equipment & Services	876,288	—	—
Entertainment	13,577,411	—	—
Equity Real Estate Investment Trusts (REITs)	13,741,331	—	—
Food & Staples Retailing	13,596,517	—	—
Food Products	2,250,223	—	—
Gas Utilities	614,213	—	—
Health Care Equipment & Supplies	26,357,196	—	—
Health Care Providers & Services	21,445,058	—	—
Hotels, Restaurants & Leisure	11,136,407	—	—
Household Durables	4,051,747	—	—
Household Products	10,991,940	—	—
Independent Power & Renewable Electricity Producers	3,619,382	—	—
Industrial Conglomerates	10,565,954	—	—
Insurance	13,978,910	—	—
Interactive Media & Services	55,671,119	—	—
Internet & Direct Marketing Retail	33,216,247	—	—
IT Services	35,489,180	—	—
Leisure Products	5,337,083	—	—
Life Sciences Tools & Services	10,281,897	—	—
Machinery	12,064,548	—	—
Marine	587,970	—	—
Media	8,412,153	—	—
Metals & Mining	5,878,263	—	—
Multiline Retail	5,163,796	—	—
Multi-Utilities	8,562,738	—	—
Oil, Gas & Consumable Fuels	14,038,645	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Personal Products	$1,574,987	$—	$—
Pharmaceuticals	32,194,500	—	—
Professional Services	271,560	—	—
Road & Rail	2,575,011	—	—
Semiconductors & Semiconductor Equipment	47,250,352	—	—
Software	72,165,145	—	—
Specialty Retail	16,853,189	—	—
Technology Hardware, Storage & Peripherals	42,966,423	—	—
Textiles, Apparel & Luxury Goods	9,843,088	—	—
Tobacco	5,631,683	—	—
Trading Companies & Distributors	1,573,854	—	—
Affiliated Mutual Funds	20,530,775	—	—
U.S. Treasury Obligations	—	2,249,929	—

Total	$802,172,830	$2,249,929	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,066,849	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Software	9.0%
Interactive Media & Services	7.0
Semiconductors & Semiconductor Equipment	5.9
Technology Hardware, Storage & Peripherals	5.4
IT Services	4.4
Internet & Direct Marketing Retail	4.1
Pharmaceuticals	4.0
Banks	3.9
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	2.7
Capital Markets	2.7
Affiliated Mutual Funds (0.3% represents investments purchased with collateral from securities on loan)	2.5
Chemicals	2.5

Specialty Retail	2.1%
Aerospace & Defense	2.0
Diversified Telecommunication Services	2.0
Biotechnology	1.9
Oil, Gas & Consumable Fuels	1.8
Insurance	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Food & Staples Retailing	1.7
Entertainment	1.7
Automobiles	1.7
Machinery	1.5
Beverages	1.5
Consumer Finance	1.4
Hotels, Restaurants & Leisure	1.4
Communications Equipment	1.4

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      21

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Industry Classification (continued):

Household Products	1.4%
Industrial Conglomerates	1.3
Life Sciences Tools & Services	1.3
Electrical Equipment	1.3
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.1
Media	1.0
Electric Utilities	0.9
Building Products	0.8
Metals & Mining	0.7
Diversified Financial Services	0.7
Tobacco	0.7
Leisure Products	0.7
Multiline Retail	0.6
Household Durables	0.5
Independent Power & Renewable Electricity Producers	0.5
Construction & Engineering	0.4
Electronic Equipment, Instruments & Components	0.4
Road & Rail	0.3

Food Products	0.3%
U.S. Treasury Obligations	0.3
Personal Products	0.2
Trading Companies & Distributors	0.2
Commercial Services & Supplies	0.2
Distributors	0.2
Energy Equipment & Services	0.1
Containers & Packaging	0.1
Gas Utilities	0.1
Marine	0.1
Professional Services	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$1,066,849*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

22

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$2,124,155

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,229,492

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$13,237,885

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$2,358,750	$(2,358,750)	$—

(1) Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      23

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value, including securities on loan of $2,358,750:
Unaffiliated investments (cost $554,333,299)	$783,891,984
Affiliated investments (cost $20,530,775)	20,530,775
Dividends and interest receivable	796,377
Receivable for Fund shares sold	591,294
Prepaid expenses	2,356

Total Assets	805,812,786

Liabilities

Payable for Fund shares purchased	2,613,086
Payable to broker for collateral for securities on loan	2,411,399
Management fee payable	204,450
Due to broker—variation margin futures	127,600
Distribution fee payable	119,575
Affiliated transfer agent fee payable	70,150
Accrued expenses and other liabilities	49,087
Trustees’ fees payable	300

Total Liabilities	5,595,647

Net Assets	$800,217,139

Net assets were comprised of:
Shares of beneficial interest, at par	$41,082
Paid-in capital in excess of par	540,533,203
Total distributable earnings (loss)	259,642,854

Net assets, April 30, 2021	$800,217,139

See Notes to Financial Statements.

24

Class A

Net asset value and redemption price per share, ($498,872,932 ÷ 25,811,272 shares of beneficial interest issued and outstanding)	$19.33
Maximum sales charge (5.50% of offering price)	1.13

Maximum offering price to public	$20.46

Class C

Net asset value, offering price and redemption price per share, ($22,344,606 ÷ 1,311,866 shares of beneficial interest issued and outstanding)	$17.03

Class Z

Net asset value, offering price and redemption price per share, ($89,497,520 ÷ 4,482,869 shares of beneficial interest issued and outstanding)	$19.96

Class R6

Net asset value, offering price and redemption price per share, ($189,502,081 ÷ 9,475,680 shares of beneficial interest issued and outstanding)	$20.00

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      25

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,236 foreign withholding tax)	$5,849,979
Affiliated dividend income	12,872
Income from securities lending, net (including affiliated income of $957)	1,242
Interest income	392

Total income	5,864,485

Expenses
Management fee	1,208,416
Distribution fee(a)	769,453
Transfer agent’s fees and expenses (including affiliated expense of $137,015)(a)	326,681
Custodian and accounting fees	38,899
Registration fees(a)	28,188
Shareholders’ reports	12,906
Audit fee	12,681
Legal fees and expenses	10,400
Trustees’ fees	9,083
SEC registration fees	2,359
Miscellaneous	13,891

Total expenses	2,432,957
Less: Fee waiver and/or expense reimbursement(a)	(143,858)
Distribution fee waiver(a)	(109,592)

Net expenses	2,179,507

Net investment income (loss)	3,684,978

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $6,625)	47,979,151
Futures transactions	2,124,155

50,103,306

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,761))	125,053,104
Futures	1,229,492

126,282,596

Net gain (loss) on investment transactions	176,385,902

Net Increase (Decrease) In Net Assets Resulting From Operations	$180,070,880

See Notes to Financial Statements.

26

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	657,549	111,904	—	—
Transfer agent’s fees and expenses	272,551	17,404	36,111	615
Registration fees	8,181	6,209	8,501	5,297
Fee waiver and/or expense reimbursement	(80,494)	(16,762)	(18,126)	(28,476)
Distribution fee waiver	(109,592)	—	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund     27

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,684,978	$7,732,239
Net realized gain (loss) on investment transactions	50,103,306	7,851,246
Net change in unrealized appreciation (depreciation) on investments	126,282,596	11,587,045

Net increase (decrease) in net assets resulting from operations	180,070,880	27,170,530

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,498,862)	(16,111,961)
Class B	—	(283,506)
Class C	(464,608)	(1,067,236)
Class Z	(1,395,424)	(2,719,310)
Class R6	(3,717,913)	(3,898,963)

	(15,076,807)	(24,080,976)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	106,081,088	140,184,209
Net asset value of shares issued in reinvestment of dividends and distributions	14,909,423	23,767,624
Cost of shares purchased	(69,155,215)	(177,202,460)

Net increase (decrease) in net assets from Fund share transactions	51,835,296	(13,250,627)

Total increase (decrease)	216,829,369	(10,161,073)

Net Assets:
Beginning of period	583,387,770	593,548,843

End of period	$800,217,139	$583,387,770

See Notes to Financial Statements.

28

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Absolute Return Bond Fund, PGIM QMA Large-Cap Core Equity Fund and PGIM Select Real Estate Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM International Bond Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Core Equity Fund (the “Fund”).

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM QMA Large-Cap Core Equity Fund    29

Notes to Financial Statements  (unaudited)

(continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

30

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the

PGIM QMA Large-Cap Core Equity Fund    31

Notes to Financial Statements  (unaudited)

(continued)

amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates

32

by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The Manager pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.35% of the Fund’s average daily net assets up to and including $5 billion and 0.34% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.35% for the reporting period ended April 30, 2021.

The Manager has contractually agreed through February 28, 2022, to limit net annual Fund operating expenses, exclusive of distribution and service (12b-1) fees, shareholder servicing fee and transfer agency expenses (including sub-transfer agency and networking fees), of

PGIM QMA Large-Cap Core Equity Fund    33

Notes to Financial Statements  (unaudited)

(continued)

each class of shares to 0.35% of the Fund’s average daily net assets. Separately, the Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.72% of average daily net assets for Class A shares and 1.44% of average daily net assets for Class C shares. This contractual waiver exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $118,616 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $1,000 and $527 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

34

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $330,648,630 and $293,803,254, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$8,552,288	$63,650,447	$54,083,692	$—	$—	$18,119,043	18,119,043	$12,872

PGIM Institutional Money Market Fund (1)(b)(wa)
13,754,517	25,124,914	36,466,563	(7,761)	6,625	2,411,732	2,412,938	957	(2)

$22,306,805	$88,775,361	$90,550,255	$(7,761)	$6,625	$20,530,775		$13,829

(1)	The Fund did not have any capital gain distributions during the reporting period.

PGIM QMA Large-Cap Core Equity Fund    35

Notes to Financial Statements  (unaudited)

(continued)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$598,546,534

Gross Unrealized Appreciation	234,017,183
Gross Unrealized Depreciation	(27,074,109)

Net Unrealized Appreciation	$206,943,074

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

36

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,951	0.1%
Class C	3	0.1%
Class R6	9,364,393	98.8%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	5.1%	2	30.7%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended April 30, 2021:
Shares sold	1,730,601	$31,207,399
Shares issued in reinvestment of dividends and distributions	566,431	9,351,778
Shares purchased	(1,810,105)	(31,583,028)

Net increase (decrease) in shares outstanding before conversion	486,927	8,976,149
Shares issued upon conversion from other share class(es)	206,587	3,701,440
Shares purchased upon conversion into other share class(es)	(76,168)	(1,328,073)

Net increase (decrease) in shares outstanding	617,346	$11,349,516

Year ended October 31, 2020:
Shares sold	1,056,005	$15,252,702
Shares issued in reinvestment of dividends and distributions	1,034,820	15,853,443
Shares purchased	(3,820,412)	(56,302,552)

Net increase (decrease) in shares outstanding before conversion	(1,729,587)	(25,196,407)
Shares issued upon conversion from other share class(es)	614,387	8,880,281
Shares purchased upon conversion into other share class(es)	(106,717)	(1,594,324)

Net increase (decrease) in shares outstanding	(1,221,917)	$(17,910,450)

PGIM QMA Large-Cap Core Equity Fund    37

Notes to Financial Statements (unaudited)

(continued)

Class B	Shares	Amount
Period ended June 26, 2020*:
Shares sold	39	$733
Shares issued in reinvestment of dividends and distributions	20,811	282,819
Shares purchased	(39,382)	(516,184)

Net increase (decrease) in shares outstanding before conversion	(18,532)	(232,632)
Shares purchased upon conversion into other share class(es)	(552,420)	(7,017,536)

Net increase (decrease) in shares outstanding	(570,952)	$(7,250,168)

Class C
Six months ended April 30, 2021:
Shares sold	46,043	$722,523
Shares issued in reinvestment of dividends and distributions	31,819	464,240
Shares purchased	(101,862)	(1,570,159)

Net increase (decrease) in shares outstanding before conversion	(24,000)	(383,396)
Shares purchased upon conversion into other share class(es)	(237,053)	(3,746,984)

Net increase (decrease) in shares outstanding	(261,053)	$(4,130,380)

Year ended October 31, 2020:
Shares sold	193,697	$2,503,431
Shares issued in reinvestment of dividends and distributions	77,367	1,052,190
Shares purchased	(477,763)	(6,055,470)

Net increase (decrease) in shares outstanding before conversion	(206,699)	(2,499,849)
Shares purchased upon conversion into other share class(es)	(251,439)	(3,300,159)

Net increase (decrease) in shares outstanding	(458,138)	$(5,800,008)

Class Z
Six months ended April 30, 2021:
Shares sold	1,700,150	$30,940,653
Shares issued in reinvestment of dividends and distributions	80,721	1,375,492
Shares purchased	(419,828)	(7,642,680)

Net increase (decrease) in shares outstanding before conversion	1,361,043	24,673,465
Shares issued upon conversion from other share class(es)	75,769	1,365,011
Shares purchased upon conversion into other share class(es)	(343)	(6,095)

Net increase (decrease) in shares outstanding	1,436,469	$26,032,381

Year ended October 31, 2020:
Shares sold	2,132,508	$31,936,340
Shares issued in reinvestment of dividends and distributions	169,741	2,680,209
Shares purchased	(3,734,913)	(59,942,110)

Net increase (decrease) in shares outstanding before conversion	(1,432,664)	(25,325,561)
Shares issued upon conversion from other share class(es)	190,651	2,932,932
Shares purchased upon conversion into other share class(es)	(6,248)	(94,422)

Net increase (decrease) in shares outstanding	(1,248,261)	$(22,487,051)

38

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	2,374,408	$43,210,513
Shares issued in reinvestment of dividends and distributions	217,932	3,717,913
Shares purchased	(1,551,630)	(28,359,348)

Net increase (decrease) in shares outstanding before conversion	1,040,710	18,569,078
Shares issued upon conversion from other share class(es)	834	14,701

Net increase (decrease) in shares outstanding	1,041,544	$18,583,779

Year ended October 31, 2020:
Shares sold	6,113,252	$90,491,003
Shares issued in reinvestment of dividends and distributions	246,614	3,898,963
Shares purchased	(3,724,806)	(54,386,144)

Net increase (decrease) in shares outstanding before conversion	2,635,060	40,003,822
Shares issued upon conversion from other share class(es)	12,349	193,228

Net increase (decrease) in shares outstanding	2,647,409	$40,197,050

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

PGIM QMA Large-Cap Core Equity Fund    39

Notes to Financial Statements  (unaudited)

(continued)

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

40

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM QMA Large-Cap Core Equity Fund    41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.17		$15.17	$16.76	$18.37	$15.49	$15.92
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.18	0.20	0.19	0.14
Net realized and unrealized gain (loss) on investment transactions	4.45		0.43	1.19	0.80	3.51	0.29
Total from investment operations	4.54		0.62	1.37	1.00	3.70	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.19)	(0.22)	(0.18)	(0.15)	(0.14)
Distributions from net realized gains	(0.19)		(0.43)	(2.74)	(2.43)	(0.67)	(0.72)
Total dividends and distributions	(0.38)		(0.62)	(2.96)	(2.61)	(0.82)	(0.86)
Net asset value, end of period	$19.33		$15.17	$15.17	$16.76	$18.37	$15.49
Total Return(b):	30.37%		4.02%	10.61%	5.67%	24.73%	3.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$498,873		$382,165	$400,634	$105,855	$113,343	$89,169
Average net assets (000)	$441,999		$389,009	$302,864	$112,391	$101,852	$88,443
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.72	%(e)	0.72%	0.74%	0.72%	0.77%	1.17%
Expenses before waivers and/or expense reimbursement	0.81	%(e)	0.83%	0.87%	0.86%	0.93%	1.22%
Net investment income (loss)	0.98	%(e)	1.26%	1.27%	1.14%	1.13%	0.91%
Portfolio turnover rate(f)(g)	44%		92%	88%	95%	89%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

42

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.38		$13.46	$15.20	$16.89	$14.31	$14.77
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.07	0.08	0.07	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	3.93		0.38	1.03	0.73	3.24	0.27
Total from investment operations	3.95		0.45	1.11	0.80	3.30	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.10)	(0.11)	(0.06)	(0.05)	(0.03)
Distributions from net realized gains	(0.19)		(0.43)	(2.74)	(2.43)	(0.67)	(0.72)
Total dividends and distributions	(0.30)		(0.53)	(2.85)	(2.49)	(0.72)	(0.75)
Net asset value, end of period	$17.03		$13.38	$13.46	$15.20	$16.89	$14.31
Total Return(b):	29.89%		3.27%	9.77%	4.91%	23.80%	2.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,345		$21,047	$27,333	$29,930	$31,518	$39,218
Average net assets (000)	$22,566		$24,287	$36,812	$31,783	$34,697	$38,344
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.44	%(e)	1.44%	1.47%	1.44%	1.53%	1.92%
Expenses before waivers and/or expense reimbursement	1.59	%(e)	1.59%	1.54%	1.55%	1.64%	1.92%
Net investment income (loss)	0.28	%(e)	0.56%	0.59%	0.43%	0.40%	0.16%
Portfolio turnover rate(f)(g)	44%		92%	88%	95%	89%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.67		$15.65	$17.20	$18.78	$15.83	$16.24
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.23	0.24	0.25	0.24	0.18
Net realized and unrealized gain (loss) on investment transactions	4.59		0.44	1.21	0.82	3.57	0.31
Total from investment operations	4.70		0.67	1.45	1.07	3.81	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.22)	(0.26)	(0.22)	(0.19)	(0.18)
Distributions from net realized gains	(0.19)		(0.43)	(2.74)	(2.43)	(0.67)	(0.72)
Total dividends and distributions	(0.41)		(0.65)	(3.00)	(2.65)	(0.86)	(0.90)
Net asset value, end of period	$19.96		$15.67	$15.65	$17.20	$18.78	$15.83
Total Return(b):	30.48%		4.27%	10.91%	5.98%	24.93%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,498		$47,730	$67,192	$61,857	$56,066	$71,506
Average net assets (000)	$68,190		$64,099	$65,923	$62,456	$54,787	$75,803
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.46	%(e)	0.48%	0.48%	0.46%	0.54%	0.92%
Expenses before waivers and/or expense reimbursement	0.51	%(e)	0.55%	0.54%	0.55%	0.64%	0.92%
Net investment income (loss)	1.22	%(e)	1.54%	1.59%	1.40%	1.42%	1.18%
Portfolio turnover rate(f)(g)	44%		92%	88%	95%	89%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,			December 28, 2016(a) through October 31, 2017
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.70		$15.68	$17.23	$18.81	$16.06
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.26	0.27	0.21
Net realized and unrealized gain (loss) on investment transactions	4.61		0.44	1.21	0.82	2.54
Total from investment operations	4.73		0.69	1.47	1.09	2.75
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.24)	(0.28)	(0.24)	-
Distributions from net realized gains	(0.19)		(0.43)	(2.74)	(2.43)	-
Total dividends and distributions	(0.43)		(0.67)	(3.02)	(2.67)	-
Net asset value, end of period	$20.00		$15.70	$15.68	$17.23	$18.81
Total Return(c):	30.64%		4.39%	11.05%	6.10%	17.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$189,502		$132,446	$90,722	$76,551	$58,304
Average net assets (000)	$163,491		$105,498	$86,249	$71,390	$40,448
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.35	%(f)	0.35%	0.35%	0.35%	0.35	%(f)
Expenses before waivers and/or expense reimbursement	0.39	%(f)	0.40%	0.41%	0.44%	0.47	%(f)
Net investment income (loss)	1.34	%(f)	1.60%	1.72%	1.51%	1.44	%(f)
Portfolio turnover rate(g)(h)	44%		92%	88%	95%	89%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity Fund      45

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

46

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Core Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PTMAX	PTMCX	PTEZX	PTMQX
CUSIP	74441J100	74441J308	74441J407	74441J688

MF187E2

PGIM SELECT REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Select Real Estate Fund

June 15, 2021

PGIM Select Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	23.88	27.26	9.47	8.10 (8/1/14)
Class C	23.50	32.67	9.87	8.18 (8/1/14)
Class Z	24.09	34.93	10.96	9.27 (8/1/14)
Class R6	24.14	35.04	10.99	9.27 (8/1/14)
FTSE EPRA/NAREIT Developed Index
	31.91	33.84	5.18	4.86
S&P 500 Index
	28.85	45.96	17.41	14.38

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

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Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Real Estate Sectors	% of Net Assets
Equity Residential	Residential REITs	3.9%
Prologis, Inc.	Industrial REITs	3.7%
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	Real Estate Operating Companies	3.5%
New Senior Investment Group, Inc.	Health Care REITs	3.4%
National Retail Properties, Inc.	Retail REITs	3.4%
Welltower, Inc.	Health Care REITs	3.3%
Life Storage, Inc.	Specialized REITs	3.3%
Essex Property Trust, Inc.	Residential REITs	3.2%
Japan Hotel REIT Investment Corp. (Japan)	Hotel & Resort REITs	2.9%
Sun Hung Kai Properties Ltd. (Hong Kong)	Diversified Real Estate Activities	2.7%

Holdings reflect only long-term investments and are subject to change.

PGIM Select Real Estate Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

6	Visit our website at pgim.com/investments

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Select Real Estate Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,238.80	1.30%	$7.22
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class C	Actual	$1,000.00	$1,235.00	2.05%	$11.36
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24
Class Z	Actual	$1,000.00	$1,240.90	1.02%	$5.67
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
Class R6	Actual	$1,000.00	$1,241.40	0.99%	$5.50
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund's fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Select Real Estate Fund	7

Schedule of Investments (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

Diversified Real Estate Activities 6.4%
ESR Cayman Ltd. (China)*	698,464	$2,389,169
Sumitomo Realty & Development Co. Ltd. (Japan)	142,936	4,757,320
Sun Hung Kai Properties Ltd. (Hong Kong)	341,230	5,148,289

		12,294,778

Diversified REITs 4.3%
Essential Properties Realty Trust, Inc.	170,657	4,469,507
Stockland (Australia)	1,081,786	3,903,416

		8,372,923

Health Care REITs 9.8%
Aedifica SA (Belgium)	18,906	2,311,350
Global Medical REIT, Inc.	251,112	3,605,968
New Senior Investment Group, Inc.	997,693	6,604,728
Welltower, Inc.	85,187	6,391,581

		18,913,627

Hotel & Resort REITs 13.8%
Invincible Investment Corp. (Japan)	11,697	4,187,200
Japan Hotel REIT Investment Corp. (Japan)	9,767	5,585,286
MGM Growth Properties LLC (Class A Stock)	63,856	2,300,093
Park Hotels & Resorts, Inc.*	133,186	2,971,380
Pebblebrook Hotel Trust	179,910	4,296,251
RLJ Lodging Trust	221,728	3,578,690
Xenia Hotels & Resorts, Inc.*	188,348	3,659,601

		26,578,501

Hotels, Resorts & Cruise Lines 2.5%
Pandox AB (Sweden)*	274,317	4,808,622

Industrial REITs 10.9%
Duke Realty Corp.	68,483	3,185,829
Nippon Prologis REIT, Inc. (Japan)	574	1,839,839
Prologis, Inc.	61,048	7,113,924
Rexford Industrial Realty, Inc.	45,395	2,521,692
Segro PLC (United Kingdom)	305,892	4,244,164
Summit Industrial Income REIT (Canada)	160,687	2,040,698

		20,946,146

See Notes to Financial Statements.

PGIM Select Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Internet Services & Infrastructure 0.4%
GDS Holdings Ltd. (China) (Class A Stock)*	78,820	$817,543

Office REITs 6.3%
Hudson Pacific Properties, Inc.	93,599	2,631,068
Kilroy Realty Corp.	50,625	3,469,837
Nippon Building Fund, Inc. (Japan)	370	2,430,870
SL Green Realty Corp.	50,303	3,722,925

		12,254,700

Railroads 2.1%
Seibu Holdings, Inc. (Japan)*	374,670	4,029,698

Real Estate Operating Companies 9.5%
Aroundtown SA (Germany)	510,248	3,929,057
VGP NV (Belgium)	17,102	2,998,339
Vonovia SE (Germany)	72,053	4,739,305
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	1,162,909	6,682,710

		18,349,411

Residential REITs 11.7%
Equity Residential	101,185	7,510,963
Essex Property Trust, Inc.	21,012	6,104,406
Ingenia Communities Group (Australia)	675,153	2,754,038
InterRent Real Estate Investment Trust (Canada)	240,454	3,002,863
Sun Communities, Inc.	18,754	3,128,730

		22,501,000

Retail REITs 15.1%
Acadia Realty Trust	150,976	3,153,889
British Land Co. PLC (The) (United Kingdom)	596,915	4,263,638
Capital & Counties Properties PLC (United Kingdom)*	1,840,224	4,634,006
National Retail Properties, Inc.	140,746	6,533,429
Simon Property Group, Inc.	40,328	4,909,531
Unibail-Rodamco-Westfield (France)*	30,013	2,462,455
Urban Edge Properties	164,887	3,108,120

		29,065,068

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs 5.7%

Life Storage, Inc.	65,825	$6,323,150
QTS Realty Trust, Inc. (Class A Stock)	69,588	4,626,906

		10,950,056

TOTAL LONG-TERM INVESTMENTS (cost $173,118,848)		189,882,073

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,571,331)(wa)	2,571,331	2,571,331

TOTAL INVESTMENTS 99.8% (cost $175,690,179)		192,453,404
Other assets in excess of liabilities 0.2%		358,186

NET ASSETS 100.0%		$192,811,590

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$6,657,454	$—
Belgium	—	5,309,689	—
Canada	5,043,561	—	—
China	—	3,206,712	—
France	—	2,462,455	—
Germany	—	8,668,362	—
Hong Kong	—	11,830,999	—
Japan	—	22,830,213	—
Sweden	—	4,808,622	—
United Kingdom	—	13,141,808	—
United States	105,922,198	—	—
Affiliated Mutual Fund	2,571,331	—	—

Total	$113,537,090	$78,916,314	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Retail REITs	15.1%

Hotel & Resort REITs	13.8

Residential REITs	11.7

Industrial REITs	10.9

Health Care REITs	9.8

Real Estate Operating Companies	9.5

Diversified Real Estate Activities	6.4

Office REITs	6.3

Specialized REITs	5.7

Diversified REITs	4.3

Hotels, Resorts & Cruise Lines	2.5%

Railroads	2.1

Affiliated Mutual Fund	1.3

Internet Services & Infrastructure	0.4

99.8

Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets

Investments at value:
Unaffiliated investments (cost $173,118,848)	$189,882,073
Affiliated investments (cost $2,571,331)	2,571,331
Foreign currency, at value (cost $23,530)	23,356
Receivable for Fund shares sold	1,356,393
Dividends receivable	365,630
Tax reclaim receivable	25,836
Prepaid expenses	1,320

Total Assets	194,225,939

Liabilities

Payable for investments purchased	849,580
Payable for Fund shares purchased	413,085
Management fee payable	115,801
Accrued expenses and other liabilities	32,247
Distribution fee payable	1,619
Affiliated transfer agent fee payable	1,356
Trustees’ fees payable	661

Total Liabilities	1,414,349

Net Assets	$192,811,590

Net assets were comprised of:
Shares of beneficial interest, at par	$13,787
Paid-in capital in excess of par	174,753,409
Total distributable earnings (loss)	18,044,394

Net assets, April 30, 2021	$192,811,590

See Notes to Financial Statements.

PGIM Select Real Estate Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Class A

Net asset value and redemption price per share, ($4,674,290 ÷ 333,133 shares of beneficial interest issued and outstanding)	$14.03
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.85

Class C

Net asset value, offering price and redemption price per share, ($1,042,226 ÷ 75,179 shares of beneficial interest issued and outstanding)	$13.86

Class Z

Net asset value, offering price and redemption price per share, ($130,245,497 ÷ 9,267,113 shares of beneficial interest issued and outstanding)	$14.05

Class R6

Net asset value, offering price and redemption price per share, ($56,849,577 ÷ 4,111,505 shares of beneficial interest issued and outstanding)	$13.83

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $45,583 foreign withholding tax)	$1,394,000
Affiliated dividend income	2,524
Affiliated income from securities lending, net	8

Total income	1,396,532

Expenses
Management fee	451,727
Distribution fee(a)	9,498
Custodian and accounting fees	37,019
Registration fees(a)	31,977
Transfer agent’s fees and expenses (including affiliated expense of $3,167)(a)	20,684
Audit fee	16,469
Legal fees and expenses	8,777
Trustees’ fees	5,651
Shareholders’ reports	4,959
Miscellaneous	10,247

Total expenses	597,008
Less: Fee waiver and/or expense reimbursement(a)	(16,399)
Distribution fee waiver(a)	(1,031)

Net expenses	579,578

Net investment income (loss)	816,954

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	5,475,898
Foreign currency transactions	(27,809)

5,448,089

Net change in unrealized appreciation (depreciation) on:
Investments	14,868,376
Foreign currencies	(3,341)

14,865,035

Net gain (loss) on investment and foreign currency transactions	20,313,124

Net Increase (Decrease) In Net Assets Resulting From Operations	$21,130,078

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	6,187	3,311	—	—
Registration fees	7,483	7,482	9,530	7,482
Transfer agent’s fees and expenses	3,032	426	17,136	90
Fee waiver and/or expense reimbursement	(8,782)	(7,617)	—	—
Distribution fee waiver	(1,031)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$816,954	$509,865
Net realized gain (loss) on investment and foreign currency transactions	5,448,089	(3,157,913)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,865,035	(896,188)

Net increase (decrease) in net assets resulting from operations	21,130,078	(3,544,236)

Dividends and Distributions
Distributions from distributable earnings
Class A	(54,000)	(249,514)
Class C	(5,579)	(22,861)
Class Z	(834,256)	(568,118)
Class R6	(511,309)	(959,853)

	(1,405,144)	(1,800,346)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	130,842,887	41,530,766
Net asset value of shares issued in reinvestment of dividends and distributions	1,403,761	1,798,710
Cost of shares purchased	(8,385,169)	(17,061,180)

Net increase (decrease) in net assets from Fund share transactions	123,861,479	26,268,296

Total increase (decrease)	143,586,413	20,923,714

Net Assets:
Beginning of period	49,225,177	28,301,463

End of period	$192,811,590	$49,225,177

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Absolute Return Bond Fund, PGIM QMA Large-Cap Core Equity Fund and PGIM Select Real Estate Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM International Bond Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Select Real Estate Fund (the “Fund”).

The investment objective of the Fund is to seek income and capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM Select Real Estate Fund	17

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

18

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the

PGIM Select Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

20

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Select Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

3.     Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.30% of average daily net assets for Class A shares, 2.05% of average daily net assets for Class C shares, 1.05% of average daily net assets for Class Z shares and 1.05% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

22

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively.PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $6,564 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $18 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

PGIM Select Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $262,399,072 and $141,175,454, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$1,636,468	$74,751,974	$73,817,111	$—	$—	$2,571,331	2,571,331	$2,524

PGIM Institutional Money Market Fund (1)(wa)
—	1,565,313	1,565,313	—	—	—	—	8	(2)

$1,636,468	$76,317,287	$75,382,424	$—	$—	$2,571,331		$2,532

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$176,467,879

Gross Unrealized Appreciation	17,595,292
Gross Unrealized Depreciation	(1,609,767)

Net Unrealized Appreciation	$15,985,525

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $3,114,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

See Notes to Financial Statements.

24

required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	183,829	55.2%
Class C	1,226	1.6%
Class R6	1,450,217	35.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated

Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	76.0%

PGIM Select Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended April 30, 2021:
Shares sold	53,816	$711,415
Shares issued in reinvestment of dividends and distributions	4,210	53,333
Shares purchased	(61,385)	(784,624)

Net increase (decrease) in shares outstanding before conversion	(3,359)	(19,876)
Shares purchased upon conversion into other share class(es)	(1,427)	(18,104)

Net increase (decrease) in shares outstanding	(4,786)	$(37,980)

Year ended October 31, 2020:
Shares sold	196,557	$2,367,915
Shares issued in reinvestment of dividends and distributions	20,428	248,038
Shares purchased	(216,412)	(2,521,929)

Net increase (decrease) in shares outstanding before conversion	573	94,024
Shares purchased upon conversion into other share class(es)	(86)	(1,034)

Net increase (decrease) in shares outstanding	487	$92,990

Class C
Six months ended April 30, 2021:
Shares sold	36,919	$495,483
Shares issued in reinvestment of dividends and distributions	421	5,216
Shares purchased	(10,481)	(134,070)

Net increase (decrease) in shares outstanding before conversion	26,859	366,629
Shares purchased upon conversion into other share class(es)	(4,977)	(63,158)

Net increase (decrease) in shares outstanding	21,882	$303,471

Year ended October 31, 2020:
Shares sold	34,038	$412,624
Shares issued in reinvestment of dividends and distributions	1,883	22,791
Shares purchased	(9,292)	(106,072)

Net increase (decrease) in shares outstanding before conversion	26,629	329,343
Shares purchased upon conversion into other share class(es)	(255)	(2,886)

Net increase (decrease) in shares outstanding	26,374	$326,457

Class Z
Six months ended April 30, 2021:
Shares sold	7,103,608	$93,444,565
Shares issued in reinvestment of dividends and distributions	64,601	833,903
Shares purchased	(435,820)	(5,776,009)

Net increase (decrease) in shares outstanding before conversion	6,732,389	88,502,459
Shares issued upon conversion from other share class(es)	6,949	89,525

Net increase (decrease) in shares outstanding	6,739,338	$88,591,984

Year ended October 31, 2020:
Shares sold	2,983,690	$35,135,075
Shares issued in reinvestment of dividends and distributions	47,282	568,028
Shares purchased	(985,863)	(10,853,079)

Net increase (decrease) in shares outstanding before conversion	2,045,109	24,850,024
Shares issued upon conversion from other share class(es)	337	3,920

Net increase (decrease) in shares outstanding	2,045,446	$24,853,944

26

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	2,814,752	$36,191,424
Shares issued in reinvestment of dividends and distributions	40,536	511,309
Shares purchased	(129,956)	(1,690,466)

Net increase (decrease) in shares outstanding before conversion	2,725,332	35,012,267
Shares purchased upon conversion into other share class(es)	(631)	(8,263)

Net increase (decrease) in shares outstanding	2,724,701	$35,004,004

Year ended October 31, 2020:
Shares sold	329,001	$3,615,152
Shares issued in reinvestment of dividends and distributions	80,324	959,853
Shares purchased	(341,140)	(3,580,100)

Net increase (decrease) in shares outstanding	68,185	$994,905

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2021.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Select Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or

28

disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Related Securities Risk: An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary

PGIM Select Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

10.  Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021
			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.48		$13.18	$10.33	$10.54	$10.00	$10.71
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15	0.16	0.12	0.12	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.65		(1.16)	3.10	(0.08)	0.76	(0.18)
Total from investment operations	2.72		(1.01)	3.26	0.04	0.88	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.43)	(0.21)	(0.25)	(0.11)	(0.28)
Distributions from net realized gains	-		(0.26)	(0.20)	-	(0.23)	(0.42)
Total dividends and distributions	(0.17)		(0.69)	(0.41)	(0.25)	(0.34)	(0.70)
Net asset value, end of period	$14.03		$11.48	$13.18	$10.33	$10.54	$10.00
Total Return(b):	23.88%		(7.90)%	32.64%	0.37%	9.08%	0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,674		$3,878	$4,447	$2,612	$256	$185
Average net assets (000)	$4,158		$4,534	$3,205	$1,645	$242	$119
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.30%	1.30%	1.30%	1.30%	1.33%
Expenses before waivers and/or expense reimbursement	1.78	%(e)	2.11%	3.04%	4.02%	4.63%	4.81%
Net investment income (loss)	1.12	%(e)	1.26%	1.36%	1.14%	1.15%	1.70%
Portfolio turnover rate(f)	126%		313%	242%	202%	142%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021
			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.35		$13.03	$10.23	$10.44	$9.94	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.06	0.06	0.09	0.04	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.62		(1.13)	3.08	(0.12)	0.75	(0.18)
Total from investment operations	2.64		(1.07)	3.14	(0.03)	0.79	(0.07)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.35)	(0.14)	(0.18)	(0.06)	(0.17)
Distributions from net realized gains	-		(0.26)	(0.20)	-	(0.23)	(0.42)
Total dividends and distributions	(0.13)		(0.61)	(0.34)	(0.18)	(0.29)	(0.59)
Net asset value, end of period	$13.86		$11.35	$13.03	$10.23	$10.44	$9.94
Total Return(b):	23.50%		(8.60)%	31.59%	(0.34)%	8.11%	(0.63)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,042		$605	$351	$56	$69	$59
Average net assets (000)	$668		$532	$148	$64	$70	$48
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.05	%(e)	2.05%	2.05%	2.05%	2.05%	2.08%
Expenses before waivers and/or expense reimbursement	4.35	%(e)	5.31%	11.73%	29.08%	5.33%	5.64%
Net investment income (loss)	0.34	%(e)	0.55%	0.54%	0.91%	0.36%	1.08%
Portfolio turnover rate(f)	126%		313%	242%	202%	142%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30, 2021
			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.49		$13.20	$10.34	$10.56	$10.02	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.16	0.19	0.22	0.15	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.65		(1.15)	3.11	(0.16)	0.76	(0.18)
Total from investment operations	2.75		(0.99)	3.30	0.06	0.91	0.03
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.46)	(0.24)	(0.28)	(0.14)	(0.33)
Distributions from net realized gains	-		(0.26)	(0.20)	-	(0.23)	(0.42)
Total dividends and distributions	(0.19)		(0.72)	(0.44)	(0.28)	(0.37)	(0.75)
Net asset value, end of period	$14.05		$11.49	$13.20	$10.34	$10.56	$10.02
Total Return(b):	24.09%		(7.73)%	33.02%	0.51%	9.32%	0.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130,245		$29,056	$6,366	$65	$154	$138
Average net assets (000)	$71,232		$14,227	$1,621	$145	$148	$139
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.02	%(e)	1.05%	1.05%	1.05%	1.05%	1.08%
Expenses before waivers and/or expense reimbursement	1.02	%(e)	1.61%	2.85%	14.17%	4.35%	4.82%
Net investment income (loss)	1.45	%(e)	1.40%	1.48%	2.07%	1.43%	2.09%
Portfolio turnover rate(f)	126%		313%	242%	202%	142%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2021
			Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.31		$13.00	$10.19	$10.40	$9.88	$10.63
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.18	0.18	0.20	0.14	0.22
Net realized and unrealized gain (loss) on investment
and foreign currency transactions	2.61		(1.15)	3.07	(0.13)	0.75	(0.20)
Total from investment operations	2.71		(0.97)	3.25	0.07	0.89	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.46)	(0.24)	(0.28)	(0.14)	(0.35)
Distributions from net realized gains	-		(0.26)	(0.20)	-	(0.23)	(0.42)
Total dividends and distributions	(0.19)		(0.72)	(0.44)	(0.28)	(0.37)	(0.77)
Net asset value, end of period	$13.83		$11.31	$13.00	$10.19	$10.40	$9.88
Total Return(b):	24.14%		(7.70)%	33.02%	0.62%	9.25%	0.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,850		$15,686	$17,138	$5,970	$5,932	$5,441
Average net assets (000)	$37,810		$16,060	$8,739	$6,039	$5,687	$5,413
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	1.05%	1.05%	1.05%	1.05%	1.08%
Expenses before waivers and/or expense reimbursement	0.99	%(e)	1.42%	2.25%	3.07%	4.02%	4.40%
Net investment income (loss)	1.49	%(e)	1.56%	1.56%	1.89%	1.42%	2.18%
Portfolio turnover rate(f)	126%		313%	242%	202%	142%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Select Real Estate Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate PGIM Real Estate (UK) Limited	7 Giralda Farms Madison, NJ 07940 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SREAX	SRECX	SREZX	SREQX
CUSIP	74441J811	74441J795	74441J779	74441J787

MF223E2

PGIM INTERNATIONAL BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM International Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM International Bond Fund

June 15, 2021

PGIM International Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	–1.53	0.96	4.54 (12/14/16)
Class C	–1.90	2.57	4.54 (12/14/16)
Class Z	–1.36	4.72	5.63 (12/14/16)
Class R6	–1.33	4.77	5.65 (12/14/16)
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index
	–1.38	–0.07	3.47

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index—The Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, with index components for the Pan-European Aggregate and the Asian-Pacific Aggregate excluding US Dollar-denominated components.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM International Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.15	0.81	–1.65
Class C	0.11	0.09	–1.84
Class Z	0.17	1.19	0.38
Class R6	0.17	1.24	0.78

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	5.7
AA	4.7
A	17.1
BBB	39.8
BB	13.2
B	10.4
CCC	1.2
Not Rated	5.9
Cash/Cash Equivalents	2.0
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM International Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM International Bond Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$984.70	1.00%	$4.92
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
Class C	Actual	$1,000.00	$981.00	1.75%	$8.60
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75
Class Z	Actual	$1,000.00	$986.40	0.64%	$3.15
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Class R6	Actual	$1,000.00	$986.70	0.59%	$2.91
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 94.4%

ASSET-BACKED SECURITIES 5.9%

Cayman Islands 3.2%
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.612%(c)	07/22/32		250	$250,233
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.492(c)	08/20/32		250	250,201
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.504(c)	07/22/32		250	250,219
OZLM Ltd., Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.578(c)	07/20/32		250	250,067
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.428(c)	07/20/30		250	250,045

					1,250,765

Ireland 1.5%
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	604,195

United States 1.2%
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	102,462
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	08/25/25		100	99,519
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.707(cc)	01/16/46		106	109,952
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906(c)	06/25/24		150	148,747

					460,680

TOTAL ASSET-BACKED SECURITIES (cost $2,294,215)					2,315,640

See Notes to Financial Statements.

PGIM International Bond Fund     9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.1%

Canada 0.1%

Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	24	$19,872

United Kingdom 0.7%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.589(c)	01/23/29	GBP	200	275,740

United States 5.3%
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.765(c)	10/15/36		282	282,153
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.615(c)	12/15/36		399	398,951
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.880(c)	11/15/37		98	98,607
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.765(c)	05/15/36		200	199,880
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.681(cc)	05/25/30		400	48,857
Series K113, Class X1, IO	1.490(cc)	06/25/30		1,155	125,889
Series KG03, Class X1, IO	1.483(cc)	06/25/30		1,290	137,266
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		250	225,069
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		300	287,410
One New York Plaza Trust, Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.315(c)	01/15/26		100	100,881
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.865(c)	01/15/26		100	101,121
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A	— (p)	05/15/31		100	100,000

					2,106,084

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,373,759)					2,401,696

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS 30.3%

Australia 0.3%
Transurban Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, EMTN	2.000%	08/28/25	EUR	100	$129,545

Brazil 0.4%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	149,539

China 0.3%
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		128	132,482

France 1.9%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	118,572
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	118,572
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	118,572
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	129,391
Loxam SAS,
Sr. Sub. Notes	5.750	07/15/27	EUR	150	179,886
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	98,086

					763,079

Germany 2.9%
Allianz SE,
Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	262,853
Techem Verwaltungsgesellschaft 674 mbH,
Sr. Sec’d. Notes	6.000	07/30/26	EUR	100	124,567
thyssenkrupp AG,
Sr. Unsec’d. Notes	1.375	03/03/22	EUR	150	180,519
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	126,355
Vertical Holdco GmbH,
Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	100	129,114
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	124,012
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	204,454

					1,151,874

See Notes to Financial Statements.

PGIM International Bond Fund     11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Hong Kong 0.3%
HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650%	04/10/27	EUR	100	$125,413

Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	125,683

Iceland 0.3%
Landsvirkjun,
Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	100	118,552

India 0.3%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	127,614

Indonesia 0.3%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	118,422

Italy 0.4%
Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	147,572

Kazakhstan 0.4%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	58,475
Gtd. Notes	3.638	06/20/22	CHF	100	113,403

					171,878

Luxembourg 1.2%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	122,962
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	122,961
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	240,137

					486,060

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mexico 1.2%
Petroleos Mexicanos,
Gtd. Notes	3.625%	11/24/25	EUR	200	$240,225
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	243,145

					483,370

Netherlands 1.9%
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	81,048
OCI NV,
Sr. Sec’d. Notes	3.625	10/15/25	EUR	150	188,427
United Group BV,
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	232,335
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	200	237,745

					739,555

Peru 0.4%
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.963(s)	06/02/25		140	133,588

Poland 0.8%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	329,349

Russia 0.9%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	200	249,273
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	100	109,132

					358,405

Spain 1.1%
Amadeus IT Group SA,
Sr. Unsec’d. Notes, EMTN	1.875	09/24/28	EUR	200	255,518
Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	100	117,865
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	35	44,712

					418,095

See Notes to Financial Statements.

PGIM International Bond Fund     13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Supranational Bank 0.4%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450%	12/13/22	IDR	408,000	$28,845
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	114,405

					143,250

United Arab Emirates 1.0%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	127,769
DP World PLC,
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	156,443
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	86,394

					370,606

United Kingdom 4.8%
Barclays PLC,
Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	123,715
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	277,032
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	138,541
Co-Operative Group Ltd.,
Sr. Unsec’d. Notes	5.125	05/17/24	GBP	100	148,323
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	122,479
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	122,479
HSBC Holdings PLC,
Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	200	160,414
InterContinental Hotels Group PLC,
Gtd. Notes, EMTN	1.625	10/08/24	EUR	200	250,654
Natwest Group PLC,
Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	122,388
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	140,567
Tesco PLC,
Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	119,444
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	144,320

					1,870,356

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States 8.5%
Adient Global Holdings Ltd.,
Gtd. Notes	3.500%	08/15/24	EUR	100	$123,993
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	129,793
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	150	180,586
Avantor Funding, Inc.,
Sr. Sec’d. Notes	2.625	11/01/25	EUR	150	184,931
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	126,739
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		30	28,947
Citigroup, Inc.,
Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	1,000	131,059
DH Europe Finance II Sarl,
Gtd. Notes	0.200	03/18/26	EUR	200	241,595
Diamond BC BV,
Gtd. Notes	5.625	08/15/25	EUR	125	153,673
Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26	EUR	300	370,310
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	127,667
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	100	118,403
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	100	122,291
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	16,228
Medtronic Global Holdings SCA,
Gtd. Notes	0.750	10/15/32	EUR	100	120,257
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.388(s)	01/21/27	ITL(jj)	50,000	29,501
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	100	120,321
Sr. Unsec’d. Notes	0.497(ff)	02/07/31	EUR	250	293,893
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.375	04/24/30	GBP	150	210,814
Spectrum Brands, Inc.,
Gtd. Notes	4.000	10/01/26	EUR	100	123,118
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	141,615

See Notes to Financial Statements.

PGIM International Bond Fund     15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
VEREIT Operating Partnership LP,
Gtd. Notes	2.200%	06/15/28		5	$5,036
Gtd. Notes	2.850	12/15/32		5	5,153
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	127,201
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	133,060

					3,366,184

TOTAL CORPORATE BONDS (cost $11,131,668)					11,960,471

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.6%

Bermuda 0.5%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.706(c)	04/25/28		62	62,392
Series 2021-01A, Class M1A, 144A, 30 Day
Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.760(c)	03/25/31		150	150,370

					212,762

Ireland 0.3%
Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.464(c)	07/30/75	EUR	100	119,325

United States 0.8%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.010(c)	11/25/50		10	10,400
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.610(c)	11/25/50		60	61,148

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882%	10/25/59		90	$91,173
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.921(c)	12/25/22		162	162,460

					325,181

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $652,484)					657,268

SOVEREIGN BONDS 50.5%

Belgium 0.3%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 88, 144A	1.700	06/22/50	EUR	90	129,954

Brazil 1.4%
Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		56	58,786
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		455	492,892

					551,678

Bulgaria 0.4%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	175,760

Canada 0.6%
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	89,170
Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	100	89,521
Province of Saskatchewan,
Unsec’d. Notes	2.750	12/02/46	CAD	100	79,737

					258,428

See Notes to Financial Statements.

PGIM International Bond Fund     17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

China 2.9%
China Government Bond,
Sr. Unsec’d. Notes	3.900%	07/04/36	CNH	1,000	$168,739
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	971,289

					1,140,028

Colombia 2.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	812,961

Croatia 0.7%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	276,526

Cyprus 3.2%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	259,607
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	278,363
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	297,786
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	300	430,292

					1,266,048

France 0.2%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	100	96,147

Greece 4.9%
Hellenic Republic Government Bond,
Bonds	4.200	01/30/42	EUR	190	334,490
Bonds	4.300	02/24/24	EUR	75	100,591
Bonds	4.300	02/24/25	EUR	85	117,414
Bonds	4.300	02/24/26	EUR	85	120,731
Bonds	4.300	02/24/27	EUR	195	282,821
Bonds	4.300	02/24/28	EUR	177	261,224
Bonds	4.300	02/24/29	EUR	50	74,664
Bonds	4.300	02/24/30	EUR	200	302,593
Bonds	4.300	02/24/31	EUR	140	215,569
Bonds	4.300	02/24/42	EUR	5	8,571

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	60	$102,225

					1,920,893

Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	127,610
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	200	31,053

					158,663

Indonesia 3.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	121,494
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	121,928
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	375,587
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	252,156
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	178,370
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	286,135

					1,335,670

Israel 1.2%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		200	210,882
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	200	262,959

					473,841

Italy 8.5%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	150	210,678
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	145	178,120
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	690	1,052,763
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	35	37,647
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	203,676
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	99,588

See Notes to Financial Statements.

PGIM International Bond Fund     19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.000%	08/04/28	GBP	205	$364,954
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,223,076

					3,370,502

Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	154,668

Mexico 1.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	122,510
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	373,778
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	232,154

					728,442

New Zealand 0.2%
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	64,449

Peru 1.5%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	131,633
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	428,450
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	28,506

					588,589

Philippines 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	358,950
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	122,040

					480,990

Portugal 3.6%
Portugal Government International Bond,
Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	93,291
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	919,763

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.100%	02/15/45	EUR	150	$289,046
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	113,547

					1,415,647

Romania 1.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	128,190
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	68,152
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	139,461
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	49,294

					385,097

Russia 0.7%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	262,635

Saudi Arabia 0.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	158,032

Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	330,646

Spain 6.3%
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	119,632
Spain Government Bond,
Bonds, 144A	5.150	10/31/28(k)	EUR	185	305,416
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	30,472
Sr. Unsec’d. Notes, 144A	1.000	10/31/50(k)	EUR	310	334,473
Sr. Unsec’d. Notes, 144A	1.400	04/30/28(k)	EUR	70	91,873
Sr. Unsec’d. Notes, 144A	1.850	07/30/35(k)	EUR	325	444,866
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	92,175
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	1,062,789

					2,481,696

See Notes to Financial Statements.

PGIM International Bond Fund     21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Ukraine 1.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750%	06/20/26	EUR	500	$642,656
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,219

					752,875

United Kingdom 0.5%
Transport for London,
Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	180,666

TOTAL SOVEREIGN BONDS (cost $17,928,155)					19,951,531

U.S. GOVERNMENT AGENCY OBLIGATION 0.0%
Indonesia Government AID Bond
Gov’t. Gtd. Notes
(cost $2,508)	8.900	06/01/21		3	2,515

TOTAL LONG-TERM INVESTMENTS (cost $34,382,789)					37,289,121

				Shares

SHORT-TERM INVESTMENTS 0.3%

AFFILIATED MUTUAL FUND 0.3%
PGIM Core Ultra Short Bond Fund (cost $107,777)(wb)				107,777	107,777

OPTION PURCHASED*~ 0.0% (cost $2,048)					588

TOTAL SHORT-TERM INVESTMENTS (cost $109,825)					108,365

See Notes to Financial Statements.

Description	Value

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 94.7% (cost $34,492,614)	$37,397,486

OPTION WRITTEN*~ (0.0)% (premiums received $2,400)	(590)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 94.7% (cost $34,490,214)	37,396,896
Other assets in excess of liabilities(z) 5.3%	2,074,046

NET ASSETS 100.0%	$39,470,942

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AID—Agency for International Development

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference

Rate BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

See Notes to Financial Statements.

PGIM International Bond Fund     23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

HICP—Harmonised Index of Consumer Prices

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MosPRIME—Moscow Prime Offered Rate

MPLE—Maple Bonds

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SIBOR—Singapore Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	0.50%	CDX.NA.IG.35.V1(Q)	1.00%(Q)	400	$588

(cost $2,048)

Options Written:

OTC Swaptions

							Notional
	Call/		Expiration				Amount
Description	Put	Counterparty	Date	Strike	Receive	Pay	(000)#	Value
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$99.00	5.00%(Q)	CDX.NA.HY .35.V1(Q)	400	$(590)

(premiums received $2,400)

Futures contracts outstanding at April 30, 2021:

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)

Long Positions:
25	5 Year U.S. Treasury Notes	Jun. 2021	$3,098,437	$ 1,261
3	10 Year Australian Treasury Bonds	Jun. 2021	322,138	3,353
1	10 Year Canadian Government Bonds	Jun. 2021	113,379	(3,158)
3	10 Year U.K. Gilt	Jun. 2021	528,956	(5,099)
13	10 Year U.S. Treasury Notes	Jun. 2021	1,716,406	(9,507)
1	10 Year U.S. Ultra Treasury Notes	Jun. 2021	145,547	(3,195)
19	20 Year U.S. Treasury Bonds	Jun. 2021	2,987,750	(26,451)
3	30 Year Euro Buxl	Jun. 2021	728,203	(27,703)
8	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	1,487,250	(3,834)
				(74,333)

See Notes to Financial Statements.

PGIM International Bond Fund     25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Futures contracts outstanding at April 30, 2021 (continued):

				Value /
Number			Current	Unrealized
of		Expiration	Notional	Appreciation
Contracts	Type	Date	Amount	(Depreciation)

Short Positions:
3	3 Month CME SOFR	Jun. 2022	$749,437	$707
60	2 Year U.S. Treasury Notes	Jun. 2021	13,245,469	10,861
46	5 Year Euro-Bobl	Jun. 2021	7,451,041	4,707
28	10 Year Euro-Bund	Jun. 2021	5,722,710	46,692
163	Euro Currency	Jun. 2021	24,516,219	(305,878)
45	Euro Schatz Index	Jun. 2021	6,063,668	831

				(242,080)

				$(316,413)

Forward foreign currency exchange contracts outstanding at April 30, 2021:

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	133	$24,158	$24,431	$273	$—
Expiring 05/04/21	Barclays Bank PLC	BRL	122	21,528	22,501	973	—
Expiring 05/04/21	Citibank, N.A.	BRL	113	20,359	20,865	506	—
Expiring 05/04/21	Citibank, N.A.	BRL	58	10,548	10,663	115	—
Expiring 05/04/21	Goldman Sachs International	BRL	257	44,626	47,356	2,730	—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	274	49,693	50,437	744	—
British Pound,
Expiring 05/05/21	BNP Paribas S.A.	GBP	2,386	3,313,271	3,295,827	—	(17,444)
Expiring 05/05/21	HSBC Bank PLC	GBP	99	136,466	136,705	239	—
Expiring 05/05/21	UBS AG	GBP	110	152,689	152,257	—	(432)
Chilean Peso,
Expiring 06/16/21	Citibank, N.A.	CLP	22,465	31,432	31,600	168	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	961	137,666	148,248	10,582	—
Expiring 05/18/21	Barclays Bank PLC	CNH	1,068	164,163	164,750	587	—
Colombian Peso,
Expiring 06/16/21	Barclays Bank PLC	COP	143,939	39,133	38,260	—	(873)
Euro,
Expiring 05/05/21	HSBC Bank PLC	EUR	1,782	2,153,444	2,142,511	—	(10,933)
Expiring 05/05/21	HSBC Bank PLC	EUR	35	42,499	42,509	10	—
Expiring 05/05/21	Morgan Stanley & Co. International PLC	EUR	893	1,069,348	1,073,695	4,347	—
Expiring 05/05/21	UBS AG	EUR	40	47,137	48,094	957	—
Expiring 05/18/21	HSBC Bank PLC	EUR	25	30,000	29,663	—	(337)
Expiring 06/02/21	Goldman Sachs International	EUR	74	90,060	89,609	—	(451)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Purchase		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/02/21	HSBC Bank PLC	EUR	186	$226,021	$224,271	$—	$(1,750)
Expiring 06/02/21	The Toronto-Dominion Bank	EUR	170	206,142	204,516	—	(1,626)
Expiring 07/19/21	Goldman Sachs International	EUR	43	51,849	51,786	—	(63)
Israeli Shekel,
Expiring 06/16/21	Barclays Bank PLC	ILS	65	20,211	20,142	—	(69)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	ILS	132	40,133	40,754	621	—
Japanese Yen,
Expiring 05/07/21	Morgan Stanley & Co. International PLC	JPY	6,927	63,727	63,389	—	(338)
Expiring 05/07/21	UBS AG	JPY	40,424	374,284	369,896	—	(4,388)
Mexican Peso,
Expiring 06/16/21	UBS AG	MXN	495	23,997	24,292	295	—
Norwegian Krone,
Expiring 07/19/21	Citibank, N.A.	NOK	217	25,791	26,123	332	—
Polish Zloty,
Expiring 07/19/21	Goldman Sachs International	PLN	83	22,038	22,019	—	(19)
South African Rand,
Expiring 06/17/21	Goldman Sachs International	ZAR	408	26,162	27,959	1,797	—
South Korean Won,
Expiring 06/16/21	Barclays Bank PLC	KRW	37,643	33,385	33,671	286	—

				$8,691,960	$8,678,799	25,562	(38,723)

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/20/21	Barclays Bank PLC	AUD	534	$413,359	$411,127	$2,232	$—
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	154	26,793	28,291	—	(1,498)
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	804	149,273	147,961	1,312	—
Expiring 07/02/21	Barclays Bank PLC	BRL	181	33,152	33,125	27	—
Expiring 07/02/21	Citibank, N.A.	BRL	58	10,501	10,606	—	(105)
British Pound,
Expiring 05/05/21	Morgan Stanley & Co. International PLC	GBP	2,596	3,558,670	3,584,788	—	(26,118)
Expiring 06/02/21	BNP Paribas S.A.	GBP	2,386	3,313,542	3,296,033	17,509	—
Expiring 06/02/21	Morgan Stanley & Co. International PLC	GBP	153	212,775	211,234	1,541	—

See Notes to Financial Statements.

PGIM International Bond Fund     27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	801	$639,572	$652,051	$—	$(12,479)
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	19,730	26,680	27,752	—	(1,072)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	961	137,889	148,248	—	(10,359)
Expiring 05/18/21	Morgan Stanley & Co. International PLC	CNH	9,071	1,393,723	1,399,419	—	(5,696)
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	155,383	42,152	41,302	850	—
Expiring 06/16/21	BNP Paribas S.A.	COP	114,849	31,454	30,527	927	—
Euro,
Expiring 05/05/21	Citibank, N.A.	EUR	2,538	2,999,016	3,051,426	—	(52,410)
Expiring 05/05/21	Citibank, N.A.	EUR	140	166,872	167,930	—	(1,058)
Expiring 05/05/21	Morgan Stanley & Co. International PLC	EUR	73	87,448	87,455	—	(7)
Expiring 05/18/21	Deutsche Bank AG	EUR	97	115,948	116,160	—	(212)
Expiring 06/02/21	HSBC Bank PLC	EUR	1,782	2,154,691	2,143,706	10,985	—
Expiring 06/02/21	The Toronto-Dominion Bank	EUR	40	47,934	47,730	204	—
Hong Kong Dollar,
Expiring 05/18/21	Citibank, N.A.	HKD	1,026	132,421	132,141	280	—
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	14,298	47,243	47,694	—	(451)
Indonesian Rupiah,
Expiring 06/16/21	Citibank, N.A.	IDR	2,724,990	186,222	187,259	—	(1,037)
Israeli Shekel,
Expiring 06/16/21	Goldman Sachs International	ILS	263	79,490	81,089	—	(1,599)
Japanese Yen,
Expiring 05/07/21	Citibank, N.A.	JPY	47,351	434,245	433,285	960	—
Expiring 06/02/21	UBS AG	JPY	40,424	374,367	369,969	4,398	—
Malaysian Ringgit,
Expiring 06/16/21	Goldman Sachs International	MYR	94	22,779	22,935	—	(156)
Mexican Peso,
Expiring 06/16/21	Barclays Bank PLC	MXN	860	41,204	42,235	—	(1,031)
New Zealand Dollar,
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	179	127,059	127,780	—	(721)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

		Notional		Value at
Sale		Amount		Settlement	Current	Unrealized	Unrealized
Contracts	Counterparty	(000)		Date	Value	Appreciation	Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/16/21	Citibank, N.A.	PEN	56	$14,992	$14,680	$312	$—
Expiring 06/16/21	Goldman Sachs International	PEN	18	5,037	4,860	177	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	PEN	19	5,119	4,957	162	—
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	238	62,467	62,704	—	(237)
Singapore Dollar,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	30	22,543	22,551	—	(8)
South African Rand,
Expiring 06/17/21	Barclays Bank PLC	ZAR	214	14,006	14,638	—	(632)
Expiring 06/17/21	Deutsche Bank AG	ZAR	254	16,540	17,426	—	(886)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	550	35,960	37,641	—	(1,681)
South Korean Won,
Expiring 06/16/21	HSBC Bank PLC	KRW	44,140	38,636	39,483	—	(847)
Swedish Krona,
Expiring 07/19/21	Barclays Bank PLC	SEK	1,538	181,493	181,844	—	(351)
Swiss Franc,
Expiring 07/19/21	Barclays Bank PLC	CHF	316	343,522	346,760	—	(3,238)

				$17,746,789	$17,828,802	41,876	(123,889)

						$67,438	$(162,612)

Credit default swap agreements outstanding at April 30, 2021:

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	600	0.896%	$1,698	$ (339)	$2,037	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.164%	1,795	(68)	1,863	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.112%	6,331	(226)	6,557	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.154%	1,815	(68)	1,883	Citibank, N.A.

See Notes to Financial Statements.

PGIM International Bond Fund     29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia	12/20/22	1.000%(Q)	160	0.536%	$ 1,404	$ (90)	$ 1,494	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.268%	2,115	(90)	2,205	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.265%	1,593	(68)	1,661	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.345%	1,433	(68)	1,501	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.158%	1,806	(68)	1,874	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	0.896%	1,015	(203)	1,218	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	3.887%	(26,957)	(339)	(26,618)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.476%	3,517	(203)	3,720	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.316%	6,466	(293)	6,759	Citibank, N.A.
					$ 4,031	$(2,123)	$ 6,154

Upfront
Reference			Notional		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	Value	(Received)	(Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	3,760	$(2,946)	$(583)	$(2,363)	Citibank, N.A.

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Credit Suisse Mortgage Trust	05/28/21	0.500%(M)	14	*	$—	$—	$—	Goldman Sachs International
Credit Suisse Mortgage Trust	05/28/21	1.000%(M)	8	*	—	—	—	Goldman Sachs International
Delta Home Equity	05/28/21	1.250%(M)	38	*	1	—	1	Goldman Sachs International
GS Mortgage-Backed Securities Trust	05/28/21	1.250%(M)	9	*	—	—	—	Goldman Sachs International
GS Mortgage-Backed Securities Trust	05/28/21	1.250%(M)	8	*	—	—	—	Goldman Sachs International
GS Mortgage-Backed Securities Trust	05/28/21	1.250%(M)	6	*	—	—	—	Goldman Sachs International
GSAMP Home Equity Trust	05/28/21	1.250%(M)	13	*	—	—	—	Goldman Sachs International
GSRPM Mortgage Loan Trust	05/28/21	1.250%(M)	4	*	—	—	—	Goldman Sachs International
MFRA Trust	05/28/21	0.500%(M)	4	*	—	—	—	Goldman Sachs International
RCKT Mortgage Trust	05/28/21	1.250%(M)	8	*	—	—	—	Goldman Sachs International
Verus Securitization Trust	05/28/21	0.500%(M)	17	*	—	—	—	Goldman Sachs International
					$ 1	$—	$ 1

See Notes to Financial Statements.

PGIM International Bond Fund     31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	100	1.267%	$18,413	$18,994	$581

Upfront
Reference			Notional			Premiums	Unrealized
Entity/	Termination	Fixed	Amount		Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)		Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	$(2,184)	$4,672	$(6,856)	Barclays Bank PLC

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	0.425%	$489	$347	$ 142	Bank of America, N.A.
DP World PLC	12/20/24	1.000%(Q)	100	0.783%	896	342	554	Barclays Bank PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	0.813%	460	(5,177)	5,637	Citibank, N.A.
Hellenic Republic	12/20/27	1.000%(Q)	140	0.999%	173	612	(439)	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)	450	0.181%	4,748	(635)	5,383	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.299%	3,565	(605)	4,170	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.184%	5,043	1,544	3,499	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	0.402%	4,891	(8,397)	13,288	Bank of America, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.266%	1,947	—	1,947	Citibank, N.A.
Republic of Panama	06/20/21	1.000%(Q)	55	0.141%	131	65	66	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.206%	1,025	202	823	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	100	0.154%	2,361	(29)	2,390	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2021 (continued):

				Implied
				Credit		Upfront
Reference			Notional	Spread at		Premiums	Unrealized
Entity/	Termination	Fixed	Amount	April 30,	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(3)	2021(4)	Value	(Received)	(Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	12/20/23	1.000%(Q)	400	1.289%	$ (2,585)	$(11,365)	$ 8,780	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	3.934%	3,224	3,778	(554)	Deutsche Bank AG
Republic of Ukraine	06/20/25	5.000%(Q)	30	4.259%	1,004	(278)	1,282	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	85	4.341%	2,798	(1,646)	4,444	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	0.476%	489	(43)	532	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	200	0.512%	2,321	(1,645)	3,966	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	150	0.512%	1,741	(1,034)	2,775	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	60	0.512%	696	(486)	1,182	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	100	1.101%	(436)	(6,325)	5,889	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	100	1.115%	(75)	(1,302)	1,227	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	1.355%	(1,106)	(3,615)	2,509	Goldman Sachs International
					$33,800	$(35,692)	$69,492

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM International Bond Fund     33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2021:

Upfront
Notional		Notional						Premiums	Unrealized
Amount	Fund	Amount	Fund			Termination	Fair	Paid	Appreciation
(000)#	Receives	(000)#	Pays		Counterparty	Date	Value	(Received)	(Depreciation)
OTC Currency Swap Agreement:
IDR 2,000,000	8.22%(S)	138	6 Month LIBOR	(S)	Citibank, N.A.	11/29/23	$15,124	$—	$15,124

Inflation swap agreements outstanding at April 30, 2021:

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2021	(Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR 200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$ —	$(6,159)	$ (6,159)
EUR 200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,225	4,225
100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(3,728)	(3,728)
110	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,040)	(1,040)
40	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(520)	(520)
80	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(931)	(931)

See Notes to Financial Statements.

Inflation swap agreements outstanding at April 30, 2021 (continued):

Notional					Value at	Unrealized
Amount	Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#	Date	Rate	Rate	Trade Date	2021	(Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
70	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$ (786)	$ (786)
70	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(777)	(777)
160	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,507)	(1,507)
				$—	$(11,223)	$(11,223)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2021:

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$ —	$ 18,407	$ 18,407
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(4)	34,321	34,325
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	29,433	27,874	(1,559)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(3)	16,790	16,793
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(4)	17,591	17,595
BRL	6,910	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(47,870)	(47,870)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	981	981
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	8,157	8,157
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	31,652	31,652
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	43,033	43,033
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	21,805	21,805
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	8,324	8,324
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(7,722)	(7,722)
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(7,386)	(7,386)
BRL	991	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(7,757)	(7,757)
BRL	1,091	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(8,325)	(8,325)
CAD	620	04/05/22	1.445%(S)	3 Month CDOR(2)(S)	(5,909)	5,008	10,917
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)	(2)	(9,085)	(9,083)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	1,514	11,369	9,855
CAD	320	05/30/37	2.240%(S)	3 Month CDOR(2)(S)	(14,316)	(2,103)	12,213
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	2,331	2,332
CAD	160	12/03/40	2.800%(S)	3 Month CDOR(1)(S)	(26,736)	(8,753)	17,983
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(7,472)	(5,583)	1,889
CHF	210	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	1,385	10,036	8,651
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	4,981	4,981

See Notes to Financial Statements.

PGIM International Bond Fund     35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	80	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	$ 2,871	$ 5,680	$ 2,809
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(759)	(759)
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(892)	(892)
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(5,380)	(5,380)
CLP	164,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(21,011)	(21,011)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	1,756	1,762
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,251	1,252
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,974	1,974
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	3,275	3,273
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	2,649	2,652
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,718	2,719
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	4,706	4,712
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(998)	(998)
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(11)	(5,718)	(5,707)
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(9,800)	(9,798)
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	(12,872)	(12,874)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8)	(4,468)	(4,460)
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	30	(9,487)	(9,517)
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	612	617
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(2,240)	(2,240)
COP	907,840	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	8,572	16,018	7,446
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(8)	4,131	4,139
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(6,341)	(6,341)
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	2,836	(2,523)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(23,014)	(23,014)
EUR	620	05/11/22	(0.250)%(A)	1 Day EONIA(2)(A)	2,189	3,214	1,025
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(1,921)	(1,921)
EUR	130	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(12,515)	(13,064)	(549)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	$(75,889)	$117,173	$193,062
EUR	35	05/05/39	0.044%(A)	6 Month EURIBOR(2)(S)	—	(3,284)	(3,284)
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,619	18,616	16,997
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,408	2,331	(77)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	10,066	11,249	1,183
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)	(4,179)	(17,578)	(13,399)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	128,312	52,104	(76,208)
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(1)	(17,756)	(17,755)
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	27,982	27,982
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	16,167	16,167
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(3,922)	(3,922)
HUF	57,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	—	(10,933)	(10,933)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(3,999)	16,235	20,234
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	3,127	7,420	4,293
JPY	100,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	—	(3,300)	(3,300)
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	4,097	6,004	1,907
JPY	70,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	35,608	35,608
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	10,232	10,232
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	52,846	52,846
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	6,227	6,227
JPY	8,000	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,352	3,379	1,027
JPY	20,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(5,545)	(5,545)
JPY	30,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	18,526	14,687	(3,839)
JPY	35,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(8,973)	(8,973)
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	27,351	27,351
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	4,446	4,446
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	4,820	4,820

See Notes to Financial Statements.

PGIM International Bond Fund     37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	90,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	$ 52,579	$ 84,672	$ 32,093
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	507	507
KRW	184,000	04/27/30	1.065%(Q)	3 Month KRW LIBOR(2)(Q)	—	(9,131)	(9,131)
MXN	6,545	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(15)	446	461
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	238	4,924	4,686
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	780	21,251	20,471
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	8,388	8,388
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	714	2,166	1,452
NOK	3,360	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(14,691)	(14,691)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	44,933	44,933
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,492	5,799	4,307
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	1,072	1,072
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(870)	(870)
NZD	220	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	2,467	4,618	2,151
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	16,051	16,051
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	13,738	13,738
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	4,401	4,401
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	13,316	13,316
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	23,825	23,825
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	(2,237)	(2,237)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	12,416	12,416
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	409	1,732	1,323
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	5,563	5,563
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	(612)	(612)
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	(1,518)	(1,518)
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	4,259	4,259
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	12,449	12,449
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	4,513	4,513
THB	4,200	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(5,437)	(5,437)
	1,162	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(3,685)	(3,685)
	1,700	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(3,068)	(3,068)
	1,155	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(2,837)	(2,837)
	1,160	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	—	1,790	1,790
	680	11/09/22	0.050%(A)	1 Day USOIS(1)(A)	—	742	742
	4,000	11/09/22	0.061%(A)	1 Year SOFR(1)(A)	—	519	519
	2,220	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	8,292	8,292
	3,165	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	12,208	12,208
	2,754	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	11,337	11,337

See Notes to Financial Statements.

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional						Value at	Unrealized
Amount		Termination	Fixed	Floating	Value at	April 30,	Appreciation
(000)#		Date	Rate	Rate	Trade Date	2021	(Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,950	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	$ —	$ 8,059	$ 8,059
ZAR	9,480	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	10	(50,567)	(50,577)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(11)	12,150	12,161
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(27)	12,670	12,697
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	19,514	19,508
ZAR	2,820	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	13,465	13,473
ZAR	2,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	3,834	3,834
ZAR	11,910	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(133)	(25,496)	(25,363)
					$129,284	$729,987	$600,703

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$9,974	$—	$ 9,974	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	6,482	—	6,482	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	2,185	—	2,185	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	3,713	—	3,713	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	2,920	—	2,920	Citibank, N.A.
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,378	(1)	1,379	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	1,933	—	1,933	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	4,996	—	4,996	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	4,748	—	4,748	Morgan Stanley & Co. International PLC
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(216)	—	(216)	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

PGIM International Bond Fund     39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value		Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	$ 26,581		$—	$ 26,581	Citibank, N.A.
ILS	200	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(1,202)		—	(1,202)	Morgan Stanley & Co. International PLC
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	10,943		—	10,943	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	2,575		—	2,575	JPMorgan Chase Bank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(5,953	)(4)		(5,949)	Goldman Sachs International
ILS	800	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	(6,697)		—	(6,697)	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	11,492	(12)		11,504	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	10,498	(2)		10,500	Citibank, N.A.
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	1,030		—	1,030	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	254		—	254	Morgan Stanley & Co. International PLC
RUB	19,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(5,705)		—	(5,705)	Morgan Stanley & Co. International PLC
RUB	20,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(3,929)		—	(3,929)	Morgan Stanley & Co. International PLC
THB	5,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	(262)		1	(263)	HSBC Bank PLC
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	7,336		—	7,336	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(13,973)		(24)	(13,949)	Citibank, N.A.
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	19,509		20	19,489	Citibank, N.A.
					$90,610		$(22)	$90,632

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

			Unrealized	Unrealized
	Premiums Paid	Premiums Received	Appreciation	Depreciation
OTC Swap Agreements	$11,583	$(45,331)	$246,924	$(74,740)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$120,000	$950,050
J.P. Morgan Securities LLC	1,020,000	—

Total	$1,140,000	$950,050

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$1,250,765	$—
Ireland	—	604,195	—
United States	—	460,680	—
Commercial Mortgage-Backed Securities
Canada	—	19,872	—
United Kingdom	—	275,740	—
United States	—	2,106,084	—
Corporate Bonds
Australia	—	129,545	—
Brazil	—	149,539	—
China	—	132,482	—
France	—	763,079	—
Germany	—	1,151,874	—
Hong Kong	—	125,413	—
Hungary	—	125,683	—
Iceland	—	118,552	—
India	—	127,614	—
Indonesia	—	118,422	—
Italy	—	147,572	—

See Notes to Financial Statements.

PGIM International Bond Fund     41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Kazakhstan	$—	$171,878	$—
Luxembourg	—	486,060	—
Mexico	—	483,370	—
Netherlands	—	739,555	—
Peru	—	133,588	—
Poland	—	329,349	—
Russia	—	358,405	—
Spain	—	418,095	—
Supranational Bank	—	143,250	—
United Arab Emirates	—	370,606	—
United Kingdom	—	1,870,356	—
United States	—	3,366,184	—
Residential Mortgage-Backed Securities
Bermuda	—	212,762	—
Ireland	—	119,325	—
United States	—	325,181	—
Sovereign Bonds
Belgium	—	129,954	—
Brazil	—	551,678	—
Bulgaria	—	175,760	—
Canada	—	258,428	—
China	—	1,140,028	—
Colombia	—	812,961	—
Croatia	—	276,526	—
Cyprus	—	1,266,048	—
France	—	96,147	—
Greece	—	1,920,893	—
Hungary	—	158,663	—
Indonesia	—	1,335,670	—
Israel	—	473,841	—
Italy	—	3,370,502	—
Kazakhstan	—	154,668	—
Mexico	—	728,442	—
New Zealand	—	64,449	—
Peru	—	588,589	—
Philippines	—	480,990	—
Portugal	—	1,415,647	—
Romania	—	385,097	—
Russia	—	262,635	—
Saudi Arabia	—	158,032	—
Serbia	—	330,646	—
Spain	—	2,481,696	—
Ukraine	—	752,875	—
United Kingdom	—	180,666	—
U.S. Government Agency Obligation	—	2,515	—
Affiliated Mutual Fund	107,777	—	—
Option Purchased	—	588	—

Total	$107,777	$37,289,709	$—

Liabilities
Option Written	$—	$(590)	$—

Other Financial Instruments*
Assets
Futures Contracts	$68,412	$—	$—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$67,438	$—
OTC Packaged Credit Default Swap Agreements	—	30,988	—
Centrally Cleared Credit Default Swap Agreement	—	581	—
OTC Credit Default Swap Agreements	—	38,002	1
OTC Currency Swap Agreement	—	15,124	—
Centrally Cleared Inflation Swap Agreement	—	4,225	—
Centrally Cleared Interest Rate Swap Agreements	—	1,065,650	—
OTC Interest Rate Swap Agreements	—	128,547	—

Total	$68,412	$1,350,555	$1

Liabilities
Futures Contracts	$(384,825)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(162,612)	—
OTC Packaged Credit Default Swap Agreements	—	(29,903)	—
OTC Credit Default Swap Agreements	—	(6,386)	—
Centrally Cleared Inflation Swap Agreements	—	(15,448)	—
Centrally Cleared Interest Rate Swap Agreements	—	(464,947)	—
OTC Interest Rate Swap Agreements	—	(37,937)	—

Total	$(384,825)	$(717,233)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Sovereign Bonds	50.5%
Commercial Mortgage-Backed Securities	6.1
Collateralized Loan Obligations	4.7
Banks	4.4
Oil & Gas	2.2
Commercial Services	2.2
Telecommunications	2.1
Healthcare-Products	2.1
Foods	1.8
Residential Mortgage-Backed Securities	1.6
Insurance	1.4
Electric	1.3
Transportation	1.2
Packaging & Containers	1.1
Media	1.0
Electrical Components & Equipment	0.9
Chemicals	0.9

Auto Manufacturers	0.8%
Diversified Financial Services	0.7
Machinery-Diversified	0.6
Lodging	0.6
Retail	0.6
Internet	0.6
Real Estate Investment Trusts (REITs)	0.5
Consumer Loans	0.5
Entertainment	0.5
Iron/Steel	0.5
Other	0.4
Multi-National	0.4
Software	0.3
Computers	0.3
Auto Parts & Equipment	0.3
Household Products/Wares	0.3
Electronics	0.3

See Notes to Financial Statements.

PGIM International Bond Fund     43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Industry Classification (continued):

Engineering & Construction	0.3%
Student Loan	0.3
Affiliated Mutual Fund	0.3
Semiconductors	0.1
U.S. Government Agency Obligation	0.0	*
Option Purchased	0.0	*

	94.7
Option Written	(0.0	)*
Other assets in excess of liabilities	5.3

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for	Statement of			Statement of
as hedging instruments,	Assets and	Fair		Assets and	Fair
carried at fair value	Liabilities Location	Value		Liabilities Location	Value
Credit contracts	Due from/to broker-variation margin swaps	$581	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	11,562		Premiums received for OTC swap agreements	45,288
Credit contracts	Unaffiliated investments	588		Options written outstanding, at value	590
Credit contracts	Unrealized appreciation on OTC swap agreements	103,258		Unrealized depreciation on OTC swap agreements	36,830
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	305,878	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	67,438		Unrealized depreciation on OTC forward foreign currency exchange contracts	162,612

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for	Statement of			Statement of
as hedging instruments,	Assets and	Fair		Assets and	Fair
carried at fair value	Liabilities Location	Value		Liabilities Location	Value
Interest rate contracts	Due from/to broker-variation margin futures	$68,412	*	Due from/to broker-variation margin futures	$78,947	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,069,875	*	Due from/to broker-variation margin swaps	480,395	*
Interest rate contracts	Premiums paid for OTC swap agreements	21		Premiums received for OTC swap agreements	43
Interest rate contracts	Unrealized appreciation on OTC swap agreements	143,666		Unrealized depreciation on OTC swap agreements	37,910

		$1,465,401			$1,148,493

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
				Forward
				& Cross
				Currency
Derivatives not accounted for as hedging	Options	Options		Exchange
instruments, carried at fair value	Purchased(1)	Written	Futures	Contracts	Swaps
Credit contracts	$ —	$ —	$ —	$ —	$224,205
Foreign exchange contracts	934	6,416	(143,976)	(612,491)	—
Interest rate contracts	—	—	(936,571)	—	217,659
Total	$934	$6,416	$(1,080,547)	$(612,491)	$441,864

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
				Forward
				& Cross
Derivatives not accounted for				Currency
as hedging instruments,	Options	Options		Exchange
carried at fair value	Purchased(2)	Written	Futures	Contracts	Swaps
Credit contracts	$(1,460)	$1,810	$ —	$ —	$140,998
Foreign exchange contracts	38	(835)	(517,943)	(54,824)	—
Interest rate contracts	—	—	319,647	—	(1,027,918)
Total	$(1,422)	$975	$(198,296)	$(54,824)	$ (886,920)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM International Bond Fund     45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

		Futures	Futures
		Contracts—	Contracts—	Forward Foreign
Options	Options	Long	Short	Currency Exchange
Purchased(1)	Written(2)	Positions(2)	Positions(2)	Contracts— Purchased(3)
$697	$244,567	$10,864,344	$67,538,788	$8,729,325

Cross
Forward Foreign	Currency	Interest Rate	Credit Default
Currency Exchange	Exchange	Swap	Swap Agreements—
Contracts—Sold(3)	Contracts(4)	Agreements(2)	Buy Protection(2)
$21,287,073	$10,212	$58,261,198	$4,506,115

Credit Default	Currency
Swap Agreements—	Swap	Inflation Swap
Sell Protection(2)	Agreements(2)	Agreements(2)
$11,365,463	$138,169	$720,727

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$22,557	$(19,762)	$2,795	$—	$2,795
Barclays Bank PLC	22,173	(22,189)	(16)	—	(16)
BNP Paribas S.A.	21,056	(18,520)	2,536	—	2,536
Citibank, N.A.	160,932	(122,261)	38,671	—	38,671
Deutsche Bank AG	3,778	(1,652)	2,126	—	2,126
Goldman Sachs International	7,214	(18,553)	(11,339)	—	(11,339)
HSBC Bank PLC	11,235	(14,130)	(2,895)	—	(2,895)

See Notes to Financial Statements.

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
JPMorgan Chase Bank, N.A.	$16,195	$(12,048)	$4,147	$—	$4,147
Morgan Stanley & Co. International PLC	55,539	(47,712)	7,827	—	7,827
The Toronto-Dominion Bank	204	(1,626)	(1,422)	—	(1,422)
UBS AG	5,650	(4,820)	830	—	830

	$326,533	$(283,273)	$43,260	$—	$43,260

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM International Bond Fund     47

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value:
Unaffiliated investments (cost $34,384,837)	$37,289,709
Affiliated investments (cost $107,777)	107,777
Foreign currency, at value (cost $312,008)	309,767
Deposit with broker for centrally cleared/exchange-traded derivatives	1,140,000
Dividends and interest receivable	353,598
Unrealized appreciation on OTC swap agreements	246,924
Due from broker—variation margin futures	207,888
Receivable for investments sold	158,809
Unrealized appreciation on OTC forward foreign currency exchange contracts	67,438
Receivable for Fund shares sold	52,861
Premiums paid for OTC swap agreements	11,583
Due from Manager	1,835
Prepaid expenses	1,166

Total Assets	39,949,355

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	162,612
Payable for investments purchased	100,991
Unrealized depreciation on OTC swap agreements	74,740
Premiums received for OTC swap agreements	45,331
Accrued expenses and other liabilities	39,797
Custodian and accounting fees payable	34,806
Due to broker—variation margin swaps	15,555
Payable for Fund shares purchased	2,462
Trustees’ fees payable	1,049
Options written outstanding, at value (premiums received $2,400)	590
Distribution fee payable	322
Affiliated transfer agent fee payable	158

Total Liabilities	478,413

Net Assets	$39,470,942

Net assets were comprised of:
Shares of beneficial interest, at par	$4,015
Paid-in capital in excess of par	38,594,683
Total distributable earnings (loss)	872,244

Net assets, April 30, 2021	$39,470,942

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($ 341,855 ÷ 34,779 shares of beneficial interest issued and outstanding)	$9.83
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.16

Class C

Net asset value, offering price and redemption price per share, ($ 304,550 ÷ 30,993 shares of beneficial interest issued and outstanding)	$9.83

Class Z

Net asset value, offering price and redemption price per share, ($ 6,986,355 ÷ 710,671 shares of beneficial interest issued and outstanding)	$9.83

Class R6

Net asset value, offering price and redemption price per share, ($ 31,838,182 ÷ 3,238,861 shares of beneficial interest issued and outstanding)	$9.83

See Notes to Financial Statements.

PGIM International Bond Fund     49

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)

Income
Interest income (net of $72 foreign withholding tax)	$485,586
Affiliated dividend income	582

Total income	486,168

Expenses
Management fee	104,320
Distribution fee(a)	2,140
Custodian and accounting fees	48,164
Audit fee	25,643
Registration fees(a)	19,380
Transfer agent’s fees and expenses (including affiliated expense of $384)(a)	11,108
Legal fees and expenses	9,051
Shareholders’ reports	6,104
Trustees’ fees	5,445
Miscellaneous	13,119

Total expenses	244,474
Less: Fee waiver and/or expense reimbursement(a)	(117,237)

Net expenses	127,237

Net investment income (loss)	358,931

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	882,794
Futures transactions	(1,080,547)
Forward and cross currency contract transactions	(612,491)
Options written transactions	6,416
Swap agreement transactions	441,864
Foreign currency transactions	1,010,116

648,152

Net change in unrealized appreciation (depreciation) on:
Investments	(241,969)
Futures	(198,296)
Forward and cross currency contracts	(54,824)
Options written	975
Swap agreements	(886,920)
Foreign currencies	(9,779)

(1,390,813)

Net gain (loss) on investment and foreign currency transactions	(742,661)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(383,730)

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	588	1,552	—	—
Registration fees	4,701	4,271	5,851	4,557
Transfer agent’s fees and expenses	613	186	10,248	61
Fee waiver and/or expense reimbursement	(5,961)	(4,875)	(32,383)	(74,018)

See Notes to Financial Statements.

PGIM International Bond Fund     51

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	April 30, 2021	October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$358,931	$774,803
Net realized gain (loss) on investment and foreign currency transactions	648,152	(2,408,363)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,390,813)	2,560,740

Net increase (decrease) in net assets resulting from operations	(383,730)	927,180

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,998)	(20,297)
Class C	(3,404)	(6,132)
Class Z	(143,131)	(433,454)
Class R6	(541,412)	(2,110,870)

	(694,945)	(2,570,753)

Tax return of capital distributions
Class A	—	(7,942)
Class C	—	(2,400)
Class Z	—	(169,614)
Class R6	—	(825,998)

	—	(1,005,954)

Fund share transactions
Net proceeds from shares sold	2,095,441	22,469,556
Net asset value of shares issued in reinvestment of dividends and distributions	694,839	3,575,887
Cost of shares purchased	(11,456,543)	(9,379,252)

Net increase (decrease) in net assets from Fund share transactions	(8,666,263)	16,666,191

Total increase (decrease)	(9,744,938)	14,016,664

Net Assets:

Beginning of period	49,215,880	35,199,216

End of period	$39,470,942	$49,215,880

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.   Organization

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Absolute Return Bond Fund, PGIM QMA Large-Cap Core Equity Fund and PGIM Select Real Estate Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM International Bond Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM International Bond Fund (the “Fund”).

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM International Bond Fund     53

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

PGIM International Bond Fund     55

Notes to Financial Statements  (unaudited) (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM International Bond Fund     57

Notes to Financial Statements  (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

PGIM International Bond Fund     59

Notes to Financial Statements  (unaudited) (continued)

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM International Bond Fund     61

Notes to Financial Statements  (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.99% of average daily net assets for Class A shares, 1.74% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $440 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and

PGIM International Bond Fund     63

Notes to Financial Statements  (unaudited) (continued)

unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $6,862,976 and $16,368,883, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$2,608,423	$7,393,652	$9,894,298	$—	$—	$107,777	107,777	$582

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$35,595,844

Gross Unrealized Appreciation	4,436,746
Gross Unrealized Depreciation	(2,318,784)

Net Unrealized Appreciation	$2,117,962

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $1,580,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

		Percentage of
	Number of Shares	Outstanding Shares
Class C	1,235	4.0%
Class R6	3,234,115	99.9%

PGIM International Bond Fund     65

Notes to Financial Statements  (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of	Percentage of	Number of	Percentage of
Shareholders	Outstanding Shares	Shareholders	Outstanding Shares
1	80.5%	1	11.4%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	20,496	$211,645
Shares issued in reinvestment of dividends and distributions	676	6,869
Shares purchased	(38,048)	(388,892)

Net increase (decrease) in shares outstanding	(16,876)	$(170,378)

Year ended October 31, 2020:
Shares sold	65,742	$672,165
Shares issued in reinvestment of dividends and distributions	2,691	27,494
Shares purchased	(41,452)	(410,400)

Net increase (decrease) in shares outstanding	26,981	$289,259

Class C
Six months ended April 30, 2021:
Shares issued in reinvestment of dividends and distributions	335	$3,389
Shares purchased	(5)	(51)

Net increase (decrease) in shares outstanding	330	$3,338

Year ended October 31, 2020:
Shares sold	26,752	$271,956
Shares issued in reinvestment of dividends and distributions	843	8,536
Shares purchased	(1,108)	(10,959)

Net increase (decrease) in shares outstanding	26,487	$269,533

Class Z
Six months ended April 30, 2021:
Shares sold	183,754	$1,883,551
Shares issued in reinvestment of dividends and distributions	14,167	143,772
Shares purchased	(1,076,831)	(11,062,804)

Net increase (decrease) in shares outstanding	(878,910)	$(9,035,481)

Year ended October 31, 2020:
Shares sold	2,113,296	$21,478,375
Shares issued in reinvestment of dividends and distributions	59,329	602,980
Shares purchased	(902,952)	(8,900,228)

Net increase (decrease) in shares outstanding	1,269,673	$13,181,127

Class R6	Shares	Amount
Six months ended April 30, 2021:
Shares sold	24	$245
Shares issued in reinvestment of dividends and distributions	53,470	540,809
Shares purchased	(487)	(4,796)

Net increase (decrease) in shares outstanding	53,007	$536,258

Year ended October 31, 2020:
Shares sold	4,643	$47,060
Shares issued in reinvestment of dividends and distributions	286,988	2,936,877
Shares purchased	(5,688)	(57,665)

Net increase (decrease) in shares outstanding	285,943	$2,926,272

8.   Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $4,073,625, borrowed at a weighted average interest rate of 1.45%. The maximum loan outstanding amount during the period was $7,013,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

PGIM International Bond Fund     67

Notes to Financial Statements  (unaudited) (continued)

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of

PGIM International Bond Fund     69

Notes to Financial Statements  (unaudited) (continued)

LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-diversification Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM International Bond Fund     71

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended					December 14, 2016(a)
	April 30,		Year Ended October 31,			through October 31,
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.13		$10.83	$10.22	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.14	0.12	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.10	1.43	(0.08)	0.57
Total from investment operations	(0.15)		0.24	1.57	0.04	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.53)	(0.96)	(0.26)	-
Tax return of capital distributions	-		(0.24)	-	-	(0.20)
Distributions from net realized gains	-		(0.17)	-	-	-
Total dividends and distributions	(0.15)		(0.94)	(0.96)	(0.26)	(0.20)
Net asset value, end of period	$9.83		$10.13	$10.83	$10.22	$10.44
Total Return(c):	(1.53)%		2.30%	16.52%	0.40%	6.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$342		$523	$267	$103	$91
Average net assets (000)	$474		$383	$163	$99	$38
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.00	%(f)	0.99%	0.99%	0.99%	0.99	%(f)
Expenses before waivers and/or expense reimbursement	3.53	%(f)	4.24%	9.63%	17.44%	3.39	%(f)
Net investment income (loss)	1.35	%(f)	1.42%	1.35%	1.14%	0.85	%(f)
Portfolio turnover rate(g)	18%		16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months
	Ended					December 14, 2016(a)
	April 30,		Year Ended October 31,			through October 31,
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.13		$10.83	$10.22	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.06	0.03	0.04	-
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.10	1.46	(0.07)	0.57
Total from investment operations	(0.19)		0.16	1.49	(0.03)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.45)	(0.88)	(0.19)	-
Tax return of capital distributions	-		(0.24)	-	-	(0.13)
Distributions from net realized gains	-		(0.17)	-	-	-
Total dividends and distributions	(0.11)		(0.86)	(0.88)	(0.19)	(0.13)
Net asset value, end of period	$9.83		$10.13	$10.83	$10.22	$10.44
Total Return(c):	(1.90)%		1.61%	15.65%	(0.34)%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$305		$311	$45	$16	$11
Average net assets (000)	$313		$222	$31	$13	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.75	%(f)	1.74%	1.74%	1.74%	1.74	%(f)
Expenses before waivers and/or expense reimbursement	4.89	%(f)	6.58%	43.49%	124.78%	3.26	%(f)
Net investment income (loss)	0.58	%(f)	0.63%	0.33%	0.41%	0.06	%(f)
Portfolio turnover rate(g)	18%		16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund     73

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months
	Ended					December 14, 2016(a)
	April 30,		Year Ended October 31,			through October 31,
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.13		$10.83	$10.23	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18	0.14	0.15	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.09	1.45	(0.07)	0.57
Total from investment operations	(0.13)		0.27	1.59	0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.56)	(0.99)	(0.29)	-
Tax return of capital distributions	-		(0.24)	-	-	(0.22)
Distributions from net realized gains	-		(0.17)	-	-	-
Total dividends and distributions	(0.17)		(0.97)	(0.99)	(0.29)	(0.22)
Net asset value, end of period	$9.83		$10.13	$10.83	$10.23	$10.44
Total Return(c):	(1.36)%		2.66%	16.80%	0.75%	6.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,986		$16,104	$3,466	$160	$11
Average net assets (000)	$8,681		$10,840	$1,763	$140	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.64	%(f)	0.63%	0.74%	0.74%	0.74	%(f)
Expenses before waivers and/or expense reimbursement	1.39	%(f)	1.31%	2.16%	12.47%	2.24	%(f)
Net investment income (loss)	1.70	%(f)	1.74%	1.28%	1.43%	1.09	%(f)
Portfolio turnover rate(g)	18%		16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months
	Ended					December 14, 2016(a)
	April 30,		Year Ended October 31,			through October 31,
	2021		2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.13		$10.84	$10.23	$10.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19	0.18	0.14	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.22)		0.08	1.42	(0.06)	0.57
Total from investment operations	(0.13)		0.27	1.60	0.08	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.57)	(0.99)	(0.29)	-
Tax return of capital distributions	-		(0.24)	-	-	(0.22)
Distributions from net realized gains	-		(0.17)	-	-	-
Total dividends and distributions	(0.17)		(0.98)	(0.99)	(0.29)	(0.22)
Net asset value, end of period	$9.83		$10.13	$10.84	$10.23	$10.44
Total Return(c):	(1.33)%		2.71%	16.81%	0.75%	6.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,838		$32,278	$31,421	$26,850	$26,654
Average net assets (000)	$32,606		$31,522	$29,104	$26,854	$25,767
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.59	%(f)	0.59%	0.74%	0.74%	0.74	%(f)
Expenses before waivers and/or expense reimbursement	1.05	%(f)	1.13%	1.40%	1.55%	1.99	%(f)
Net investment income (loss)	1.74	%(f)	1.84%	1.75%	1.39%	1.07	%(f)
Portfolio turnover rate(g)	18%		16%	49%	35%	66%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund     75

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

76

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM International Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INTERNATIONAL BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PXBAX	PXBCX	PXBZX	PXBQX
CUSIP	74441J738	74441J720	74441J696	74441J712

MF234E2

PGIM REAL ESTATE INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Estate Income Fund

June 15, 2021

PGIM Real Estate Income Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	31.52	32.21	5.71	4.60 (6/3/15)
Class C	31.06	37.72	6.12	4.83 (6/3/15)
Class Z	31.72	40.07	7.23	5.91 (6/3/15)
Class R6	31.63	40.18	N/A	7.59 (12/28/16)
Custom Blend Index
	25.91	29.49	5.46	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
			Class A, C, Z (6/3/15)	Class R6 (12/28/16)
Custom Blend Index			5.40	6.64

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to each class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world; and the BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Estate Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Real Estate Sectors	% of Net Assets
Global Medical REIT, Inc.	Health Care REITs	5.8%
SL Green Realty Corp.	Office REITs	4.7%
MGM Growth Properties LLC (Class A Stock)	Hotel & Resort REITs	4.7%
Essential Properties Realty Trust, Inc.	Diversified REITs	4.6%
Postal Realty Trust, Inc. (Class A Stock)	Office REITs	4.6%
New World Development Co. Ltd. (Hong Kong)	Diversified Real Estate Activities	4.0%
NETSTREIT Corp.	Retail REITs	3.9%
Simon Property Group, Inc.	Retail REITs	3.7%
Highwoods Properties, Inc.	Office REITs	3.7%
National Retail Properties, Inc.	Retail REITs	3.7%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Real Estate Income Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Estate Income Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,315.20	1.35%	$7.75
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76
Class C	Actual	$1,000.00	$1,310.60	2.10%	$12.03
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49
Class Z	Actual	$1,000.00	$1,317.20	1.10%	$6.32
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class R6	Actual	$1,000.00	$1,316.30	1.10%	$6.32
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS 83.3%

Diversified Real Estate Activities 8.9%

Hang Lung Properties Ltd. (Hong Kong)	517,823	$1,414,096
New World Development Co. Ltd. (Hong Kong)	456,986	2,419,165
Sun Hung Kai Properties Ltd. (Hong Kong)	98,519	1,486,400

		5,319,661

Diversified REITs 7.1%

Activia Properties, Inc. (Japan)	117	538,482
Essential Properties Realty Trust, Inc.	104,507	2,737,038
Stockland (Australia)	266,047	959,979

		4,235,499

Health Care REITs 17.2%

CareTrust REIT, Inc.	84,235	2,036,802
Community Healthcare Trust, Inc.	20,487	1,043,198
Global Medical REIT, Inc.	240,266	3,450,221
New Senior Investment Group, Inc.	251,933	1,667,796
Primary Health Properties PLC (United Kingdom)	198,571	414,722
Welltower, Inc.	21,484	1,611,945

		10,224,684

Hotel & Resort REITs 4.7%

MGM Growth Properties LLC (Class A Stock)	77,684	2,798,178

Industrial REITs 1.9%

Mapletree Logistics Trust (Singapore)	772,578	1,153,711

Office REITs 17.8%

alstria office REIT-AG (Germany)	84,278	1,507,360
Highwoods Properties, Inc.	49,136	2,200,802
Hudson Pacific Properties, Inc.	48,417	1,361,002
Postal Realty Trust, Inc. (Class A Stock)	139,205	2,713,106
SL Green Realty Corp.	38,238	2,829,994

		10,612,264

Residential REITs 2.3%

Equity Residential	11,165	828,778
UDR, Inc.	11,651	541,189

		1,369,967

See Notes to Financial Statements.

PGIM Real Estate Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 20.9%

Agree Realty Corp.	22,773	$1,602,308
Japan Metropolitan Fund Investment Corp. (Japan)	1,272	1,251,822
National Retail Properties, Inc.	46,930	2,178,491
NETSTREIT Corp.	110,401	2,299,653
Regency Centers Corp.	22,213	1,414,080
Simon Property Group, Inc.	18,214	2,217,372
Supermarket Income REIT PLC (United Kingdom)	354,600	556,404
Urban Edge Properties	48,339	911,190

		12,431,320

Specialized REITs 2.5%

Life Storage, Inc.	9,999	960,504
QTS Realty Trust, Inc. (Class A Stock)	7,790	517,957

		1,478,461

TOTAL COMMON STOCKS (cost $43,802,746)		49,623,745

PREFERRED STOCKS 16.1%

Diversified REITs 4.6%
Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	35,000	943,250
Gladstone Commercial Corp., Series E, 6.625%, Maturing 10/31/24(oo)	39,559	1,039,611
PS Business Parks, Inc., Series W, 5.200%, Maturing 10/20/21(oo)	30,048	774,637

		2,757,498

Industrial REITs 3.0%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Maturing 09/15/21(oo)	34,020	869,211
Rexford Industrial Realty, Inc., Series A, 5.875%, Maturing 08/16/21(oo)	35,770	907,127

		1,776,338

Office REITs 1.4%

Office Properties Income Trust, 5.875%, Maturing 05/01/46	33,192	834,779

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCKS (Continued)

Residential REITs 5.0%
American Homes 4 Rent, Series G, 5.875%, Maturing 07/17/22(oo)	49,549	$1,308,589
Centerspace, Series C, 6.625%, Maturing 10/02/22(oo)	34,771	911,132
UMH Properties, Inc., Series C, 6.750%, Maturing 07/26/22(oo)	28,516	741,416

		2,961,137

Specialized REITs 2.1%
EPR Properties, Series G, 5.750%, Maturing 11/30/22(oo)	49,632	1,257,675

TOTAL PREFERRED STOCKS (cost $9,205,930)		9,587,427

TOTAL LONG-TERM INVESTMENTS (cost $53,008,676)		59,211,172

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $379,424)(wa)	379,424	379,424

TOTAL INVESTMENTS 100.0% (cost $53,388,100)		59,590,596
Liabilities in excess of other assets (0.0)%		(2,368)

NET ASSETS 100.0%		$59,588,228

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Diversified Real Estate Activities	$—	$5,319,661	$—
Diversified REITs	2,737,038	1,498,461	—
Health Care REITs	9,809,962	414,722	—
Hotel & Resort REITs	2,798,178	—	—
Industrial REITs	—	1,153,711	—
Office REITs	9,104,904	1,507,360	—
Residential REITs	1,369,967	—	—
Retail REITs	10,623,094	1,808,226	—
Specialized REITs	1,478,461	—	—
Preferred Stocks
Diversified REITs	2,757,498	—	—
Industrial REITs	1,776,338	—	—
Office REITs	834,779	—	—
Residential REITs	2,961,137	—	—
Specialized REITs	1,257,675	—	—
Affiliated Mutual Fund	379,424	—	—

Total	$47,888,455	$11,702,141	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2021 were as follows:

Retail REITs	20.9%
Office REITs	19.2
Health Care REITs	17.2
Diversified REITs	11.7
Diversified Real Estate Activities	8.9
Residential REITs	7.3
Industrial REITs	4.9
Hotel & Resort REITs	4.7
Specialized REITs	4.6

Affiliated Mutual Fund	0.6%

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Assets

Investments at value:
Unaffiliated investments (cost $53,008,676)	$59,211,172
Affiliated investments (cost $379,424)	379,424
Dividends receivable	84,047
Receivable for Fund shares sold	5,640
Tax reclaim receivable	3,692
Prepaid expenses	1,385

Total Assets	59,685,360

Liabilities

Management fee payable	30,010
Registration fees payable	16,648
Custodian and accounting fees payable	16,566
Audit fee payable	14,625
Legal fees and expenses payable	5,511
Payable for Fund shares purchased	5,142
Shareholders’ reports payable	5,104
Accrued expenses and other liabilities	1,608
Trustees’ fees payable	1,032
Distribution fee payable	587
Affiliated transfer agent fee payable	297
Payable to custodian	2

Total Liabilities	97,132

Net Assets	$59,588,228

Net assets were comprised of:
Shares of beneficial interest, at par	$6,002
Paid-in capital in excess of par	51,682,657
Total distributable earnings (loss)	7,899,569

Net assets, April 30, 2021	$59,588,228

See Notes to Financial Statements.

PGIM Real Estate Income Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2021

Class A

Net asset value and redemption price per share, ($1,562,143 ÷ 157,560 shares of beneficial interest issued and outstanding)	$9.91
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.49

Class C

Net asset value, offering price and redemption price per share, ($347,032 ÷ 35,011 shares of beneficial interest issued and outstanding)	$9.91

Class Z

Net asset value, offering price and redemption price per share, ($13,371,832 ÷ 1,344,537 shares of beneficial interest issued and outstanding)	$9.95

Class R6

Net asset value, offering price and redemption price per share, ($44,307,221 ÷ 4,464,887 shares of beneficial interest issued and outstanding)	$9.92

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $12,927 foreign withholding tax)	$938,872
Affiliated dividend income	496
Income from securities lending, net	5

Total income	939,373

Expenses
Management fee	176,422
Distribution fee(a)	3,287
Registration fees(a)	29,988
Custodian and accounting fees	28,722
Audit fee	16,429
Legal fees and expenses	8,322
Transfer agent’s fees and expenses (including affiliated expense of $759)(a)	7,830
Trustees’ fees	5,402
Shareholders’ reports	4,711
Miscellaneous	10,116

Total expenses	291,229
Less: Fee waiver and/or expense reimbursement(a)	(45,338)
Distribution fee waiver(a)	(290)

Net expenses	245,601

Net investment income (loss)	693,772

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	3,253,134
Foreign currency transactions	1,791

3,254,925

Net change in unrealized appreciation (depreciation) on:
Investments	7,599,409
Foreign currencies	(863)

7,598,546

Net gain (loss) on investment and foreign currency transactions	10,853,471

Net Increase (Decrease) In Net Assets Resulting From Operations	$11,547,243

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,739	1,548	—	—
Registration fees	7,389	7,389	7,389	7,821
Transfer agent’s fees and expenses	1,029	279	6,469	53
Fee waiver and/or expense reimbursement	(8,603)	(7,730)	(15,751)	(13,254)
Distribution fee waiver	(290)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$693,772	$419,247
Net realized gain (loss) on investment and foreign currency transactions	3,254,925	(870,363)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,598,546	(2,992,877)

Net increase (decrease) in net assets resulting from operations	11,547,243	(3,443,993)

Dividends and Distributions
Distributions from distributable earnings
Class A	(22,268)	(63,029)
Class C	(4,578)	(42,882)
Class Z	(211,327)	(975,513)
Class R6	(649,669)	(18,654)

	(887,842)	(1,100,078)

Tax return of capital distributions
Class A	—	(10,694)
Class C	—	(7,275)
Class Z	—	(165,505)
Class R6	—	(3,165)

	—	(186,639)

Fund share transactions
Net proceeds from shares sold	18,844,558	28,004,160
Net asset value of shares issued in reinvestment of dividends and distributions	886,386	1,279,740
Cost of shares purchased	(2,949,284)	(10,568,326)

Net increase (decrease) in net assets from Fund share transactions	16,781,660	18,715,574

Total increase (decrease)	27,441,061	13,984,864

Net Assets:
Beginning of period	32,147,167	18,162,303

End of period	$59,588,228	$32,147,167

See Notes to Financial Statements.

16

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Absolute Return Bond Fund, PGIM QMA Large-Cap Core Equity Fund and PGIM Select Real Estate Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM International Bond Fund and PGIM Real Estate Income Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Real Estate Income Fund (the “Fund”).

The investment objective of the Fund is to seek income and capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM Real Estate Income Fund	17

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

18

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the

PGIM Real Estate Income Fund	19

Notes to Financial Statements (unaudited) (continued)

Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

20

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

PGIM Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the Subadvisors.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion, 0.78% of the next $2 billion, 0.76% of the next $2 billion, 0.75% of the next $5 billion and 0.74% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.35% of average daily net assets for Class A shares, 2.10% of average daily net assets for Class C shares, 1.10% of average daily net assets for Class Z shares and 1.10% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

22

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively.PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% of the average daily net assets of Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $13,460 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common

PGIM Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $53,496,745 and $37,041,325, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments – Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 36,440	$20,225,792	$19,882,808	$—	$—	$379,424	379,424	$496

PGIM Institutional Money Market Fund (1)(wa)
—	26,480	26,480	—	—	—	—	—

$ 36,440	$20,252,272	$19,909,288	$—	$—	$379,424		$496

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$53,434,397

Gross Unrealized Appreciation	6,230,063
Gross Unrealized Depreciation	(73,864)

Net Unrealized Appreciation	$6,156,199

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $1,286,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

24

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	706,133	52.5%
Class R6	4,464,601	99.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated

Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
2	86.1%	1	11.9%

PGIM Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended April 30, 2021:
Shares sold	61,404	$560,606
Shares issued in reinvestment of dividends and distributions	2,321	21,632
Shares purchased	(19,065)	(172,331)

Net increase (decrease) in shares outstanding	44,660	$409,907

Year ended October 31, 2020:
Shares sold	73,503	$633,458
Shares issued in reinvestment of dividends and distributions	7,918	70,705
Shares purchased	(54,331)	(478,284)

Net increase (decrease) in shares outstanding	27,090	$225,879

Class C
Six months ended April 30, 2021:
Shares sold	765	$7,123
Shares issued in reinvestment of dividends and distributions	496	4,578
Shares purchased	(1,160)	(10,288)

Net increase (decrease) in shares outstanding	101	$1,413

Year ended October 31, 2020:
Shares sold	16,306	$169,704
Shares issued in reinvestment of dividends and distributions	5,405	50,157
Shares purchased	(46,711)	(387,442)

Net increase (decrease) in shares outstanding	(25,000)	$(167,581)

Class Z
Six months ended April 30, 2021:
Shares sold	400,818	$3,559,513
Shares issued in reinvestment of dividends and distributions	22,647	210,507
Shares purchased	(92,162)	(813,283)

Net increase (decrease) in shares outstanding	331,303	$2,956,737

Year ended October 31, 2020:
Shares sold	317,921	$2,882,817
Shares issued in reinvestment of dividends and distributions	122,355	1,137,059
Shares purchased	(966,399)	(9,534,838)

Net increase (decrease) in shares outstanding	(526,123)	$(5,514,962)

Class R6
Six months ended April 30, 2021:
Shares sold	1,590,714	$14,717,316
Shares issued in reinvestment of dividends and distributions	70,098	649,669
Shares purchased	(219,532)	(1,953,382)

Net increase (decrease) in shares outstanding	1,441,280	$13,413,603

Year ended October 31, 2020:
Shares sold	3,027,301	$24,318,181
Shares issued in reinvestment of dividends and distributions	2,578	21,819
Shares purchased	(21,124)	(167,762)

Net increase (decrease) in shares outstanding	3,008,755	$24,172,238

26

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $149,250, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $291,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US

PGIM Real Estate Income Fund	27

Notes to Financial Statements (unaudited) (continued)

markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

28

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-diversification Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Related Securities Risk: An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate

PGIM Real Estate Income Fund	29

Notes to Financial Statements (unaudited) (continued)

from the performance of such indexes. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

10.    Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.67		$10.66	$8.76	$9.62	$9.66	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.28	0.34	0.39	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.27		(2.43)	1.97	(0.63)	0.05	0.39
Total from investment operations	2.40		(2.16)	2.25	(0.29)	0.44	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.63)	(0.35)	(0.50)	(0.48)	(0.56)
Tax return of capital distributions	-		(0.14)	-	(0.07)	-	-
Distributions from net realized gains	-		(0.06)	-	-	-	-
Total dividends and distributions	(0.16)		(0.83)	(0.35)	(0.57)	(0.48)	(0.56)
Net asset value, end of period	$9.91		$7.67	$10.66	$8.76	$9.62	$9.66
Total Return(b):	31.52%		(21.25)%	26.26%	(3.15)%	4.60%	6.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,562		$866	$915	$621	$914	$637
Average net assets (000)	$1,169		$796	$677	$878	$744	$186
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.35	%(e)	1.36%	1.35%	1.36%	1.35%	1.35%
Expenses before waivers and/or expense reimbursement	2.88	%(e)	4.78%	4.65%	4.85%	3.30%	3.37%
Net investment income (loss)	2.95	%(e)	3.18%	2.91%	3.73%	4.00%	2.45%
Portfolio turnover rate(f)(g)	84%		235%	257%	153%	137%	113%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Real Estate Income Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.67		$10.66	$8.76	$9.62	$9.66	$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.23	0.21	0.27	0.32	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.27		(2.45)	1.97	(0.63)	0.05	0.38
Total from investment operations	2.37		(2.22)	2.18	(0.36)	0.37	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.57)	(0.28)	(0.44)	(0.41)	(0.49)
Tax return of capital distributions	-		(0.14)	-	(0.06)	-	-
Distributions from net realized gains	-		(0.06)	-	-	-	-
Total dividends and distributions	(0.13)		(0.77)	(0.28)	(0.50)	(0.41)	(0.49)
Net asset value, end of period	$9.91		$7.67	$10.66	$8.76	$9.62	$9.66
Total Return(b):	31.06%		(21.86)%	25.34%	(3.85)%	3.83%	6.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$347		$268	$639	$336	$293	$321
Average net assets (000)	$312		$500	$510	$314	$309	$151
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.10	%(e)	2.11%	2.10%	2.11%	2.10%	2.10%
Expenses before waivers and/or expense reimbursement	7.09	%(e)	6.45%	5.86%	8.85%	4.00%	4.78%
Net investment income (loss)	2.29	%(e)	2.62%	2.21%	2.98%	3.29%	1.98%
Portfolio turnover rate(f)(g)	84%		235%	257%	153%	137%	113%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.69		$10.69	$8.78	$9.62	$9.66	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.34	0.31	0.39	0.40	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.30		(2.49)	1.98	(0.64)	0.06	0.28
Total from investment operations	2.44		(2.15)	2.29	(0.25)	0.46	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.65)	(0.38)	(0.52)	(0.50)	(0.59)
Tax return of capital distributions	-		(0.14)	-	(0.07)	-	-
Distributions from net realized gains	-		(0.06)	-	-	-	-
Total dividends and distributions	(0.18)		(0.85)	(0.38)	(0.59)	(0.50)	(0.59)
Net asset value, end of period	$9.95		$7.69	$10.69	$8.78	$9.62	$9.66
Total Return(b):	31.72%		(21.08)%	26.62%	(2.70)%	4.85%	7.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,372		$7,797	$16,451	$6,951	$10,681	$5,512
Average net assets (000)	$10,753		$9,743	$12,060	$8,632	$8,961	$5,008
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.11%	1.10%	0.98%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.40	%(e)	2.54%	2.31%	2.81%	2.96%	4.85%
Net investment income (loss)	3.20	%(e)	3.81%	3.17%	4.25%	4.17%	3.98%
Portfolio turnover rate(f)(g)	84%		235%	257%	153%	137%	113%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM Real Estate Income Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,			December 28, 2016(a) through October 31, 2017
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.68		$10.67	$8.76	$9.62	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.12	0.31	0.25	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.28		(2.26)	1.98	(0.52)	0.38
Total from investment operations	2.42		(2.14)	2.29	(0.27)	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.65)	(0.38)	(0.50)	(0.40)
Tax return of capital distributions	-		(0.14)	-	(0.09)	-
Distributions from net realized gains	-		(0.06)	-	-	-
Total dividends and distributions	(0.18)		(0.85)	(0.38)	(0.59)	(0.40)
Net asset value, end of period	$9.92		$7.68	$10.67	$8.76	$9.62
Total Return(c):	31.63%		(21.03)%	26.54%	(2.92)%	7.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,307		$23,216	$158	$70	$11
Average net assets (000)	$32,237		$675	$115	$17	$11
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.10	%(f)	1.10%	1.10%	1.10%	1.10	%(f)
Expenses before waivers and/or expense reimbursement	1.18	%(f)	3.80%	8.55%	91.97%	2.79	%(f)
Net investment income (loss)	3.14	%(f)	1.36%	3.15%	2.70%	3.78	%(f)
Portfolio turnover rate(g)(h)	84%		235%	257%	153%	137%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

34

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Real Estate Income Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate PGIM Real Estate (UK) Limited	7 Giralda Farms Madison, NJ 07940 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PRKAX	PRKCX	PRKZX	PRKQX
CUSIP	74441J761	74441J753	74441J746	74441J670

MF228E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2021